    AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2006


                                                              File No. 033-45671
                                                              File No. 811-06557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]


                         POST-EFFECTIVE AMENDMENT NO. 64                     [X]


                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]


                                AMENDMENT NO. 66                             [X]


                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-784-3863

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC 20004

It is proposed that this filing become effective (check appropriate box):


[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  On [date] pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[X]  On August 1, 2006 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On [date] pursuant to paragraph (a) of Rule 485

                                STI CLASSIC FUNDS

                                    A SHARES
                                    C SHARES
                                    I SHARES

                                   PROSPECTUS

STI CLASSIC EQUITY FUNDS
     Aggressive Growth Stock Fund
     Emerging Growth Stock Fund
     Large Cap Quantitative Equity Fund (formerly, Strategic Quantitative Equity
     Fund)
     Large Cap Relative Value Fund
     Large Cap Value Equity Fund
     Mid-Cap Equity Fund
     Mid-Cap Value Equity Fund
     Quality Growth Stock Fund
     Small Cap Growth Stock Fund
     Small Cap Quantitative Equity Fund
     Small Cap Value Equity Fund

STI CLASSIC BOND FUNDS
     Core Bond Fund
     Florida Tax-Exempt Bond Fund
     Georgia Tax-Exempt Bond Fund
     High Income Fund
     High Quality Bond Fund
     Intermediate Bond Fund
     Investment Grade Bond Fund
     Investment Grade Tax-Exempt Bond Fund
     Maryland Municipal Bond Fund
     North Carolina Tax-Exempt Bond Fund
     Seix Floating Rate High Income Fund
     Seix High Yield Fund
     Strategic Income Fund
     Total Return Bond Fund
     U.S. Government Securities Ultra-Short Bond Fund
     Ultra-Short Bond Fund
     Virginia Intermediate Municipal Bond Fund
     Virginia Municipal Bond Fund

STI CLASSIC ASSET ALLOCATION FUNDS
     Balanced Fund

Investment Adviser:    Trusco Capital Management, Inc. (the "Adviser")
Investment Subadviser: Zevenbergen Capital Investments LLC (the "Subadviser")
                       (Aggressive Growth Stock Fund and Emerging Growth Stock
                       Fund)

AUGUST 1, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares, C Shares and I Shares of the STI Classic Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers. A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES                                 C SHARES

-    Front-end sales charge              -    Contingent deferred sales charge

-    12b-1 fees                          -    Higher 12b-1 fees

-    $2,000 minimum initial investment   -    $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

AGGRESSIVE GROWTH STOCK FUND..............................................     9
EMERGING GROWTH STOCK FUND................................................    13
LARGE CAP QUANTITATIVE EQUITY FUND........................................    17
LARGE CAP RELATIVE VALUE FUND.............................................    22
LARGE CAP VALUE EQUITY FUND...............................................    27
MID-CAP EQUITY FUND.......................................................    32
MID-CAP VALUE EQUITY FUND.................................................    37
QUALITY GROWTH STOCK FUND.................................................    42
SMALL CAP GROWTH STOCK FUND...............................................    47
SMALL CAP QUANTITATIVE EQUITY FUND........................................    52
SMALL CAP VALUE EQUITY FUND...............................................    55
CORE BOND FUND............................................................    60
FLORIDA TAX-EXEMPT BOND FUND..............................................    65
GEORGIA TAX-EXEMPT BOND FUND..............................................    70
HIGH INCOME FUND..........................................................    75
HIGH QUALITY BOND FUND....................................................    80
INTERMEDIATE BOND FUND....................................................    84
INVESTMENT GRADE BOND FUND................................................    89
INVESTMENT GRADE TAX-EXEMPT BOND FUND.....................................    95
MARYLAND MUNICIPAL BOND FUND..............................................   101
NORTH CAROLINA TAX-EXEMPT BOND FUND.......................................   106
SEIX FLOATING RATE HIGH INCOME FUND.......................................   110
SEIX HIGH YIELD FUND......................................................   114
STRATEGIC INCOME FUND.....................................................   119
TOTAL RETURN BOND FUND....................................................   125
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND..........................   129
ULTRA-SHORT BOND FUND.....................................................   133
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND.................................   137

VIRGINIA MUNICIPAL BOND FUND..............................................   142
BALANCED FUND.............................................................   147
MORE INFORMATION ABOUT RISK...............................................   152
MORE INFORMATION ABOUT FUND INVESTMENTS...................................   163
INVESTMENT ADVISER........................................................   163
INVESTMENT SUBADVISER.....................................................   165
PORTFOLIO MANAGERS........................................................   165
PURCHASING, SELLING AND EXCHANGING FUND SHARES............................   168
MARKET TIMING POLICIES AND PROCEDURES -...................................   180
A SHARES, C SHARES AND I SHARES...........................................   180
REDEMPTION FEE POLICY - A SHARES, C SHARES AND I SHARES...................   181
DISTRIBUTION OF FUND SHARES - A SHARES AND C SHARES.......................   182
DISTRIBUTION OF FUND SHARES - I SHARES....................................   183
DIVIDENDS AND DISTRIBUTIONS - A SHARES, C SHARES AND I SHARES.............   183
TAXES.....................................................................   185
FINANCIAL HIGHLIGHTS......................................................   185
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS................   187

FUND NAME                                            CLASS     INCEPTION   TICKER     CUSIP
---------                                            -----     ---------   ------     -----
EQUITY FUNDS
Aggressive Growth Stock Fund                       A Shares    2/23/2004    SAGAX   784767212
                                                   C Shares    2/23/2004    SAGLX   784767196
Emerging Growth Stock Fund                         A Shares    2/23/2004    SCEAX   784767253
                                                   C Shares    2/27/2004    SEGLX   784767246
                                                   I Shares    2/23/2004    SEGTX   784767238
Large Cap Quantitative Equity Fund                 A Shares    9/30/2003    SQEAX   784767428
                                                   C Shares    9/30/2003    SQELX   784767410
                                                   I Shares    8/7/2003     SQETX   784767527
Large Cap Relative Value Fund                      A Shares    5/7/1993     CFVIX   784766180
                                                   C Shares    4/5/1995     CVIBX   784766172
                                                   I Shares    9/26/1992    CRVAX   784766198
Large Cap Value Equity Fund                        A Shares    2/17/1993    SVIIX   784766842
                                                   C Shares    6/1/1995     SVIFX   784766461
                                                   I Shares   10/31/1989    STVTX   784766834
Mid-Cap Equity Fund                                A Shares    1/31/1994    SCAIX   784766743
                                                   C Shares    6/5/1995     SCMEX   784766453
                                                   I Shares    2/2/1994     SAGTX   784766750
Mid-Cap Value Equity Fund                          A Shares    9/30/2003    SAMVX   784767444
                                                   C Shares   11/30/2001    SMVFX   784767717
                                                   I Shares   11/30/2001    SMVTX   784767725
Quality Growth Stock Fund                          A Shares    9/30/2003    SXSAX   784767394
                                                   C Shares   12/15/1998    STTFX   784766214
                                                   I Shares   12/31/1995    STTAX   784766230
Small Cap Growth Stock Fund                        A Shares   12/10/1999    SCGIX   784766255
                                                   C Shares    10/8/1998    SSCFX   784766248
                                                   I Shares    10/8/1998    SSCTX   784766263
Small Cap Quantitative Equity Fund                 A Shares     4/3/06      SCQAX   78476A579
                                                   C Shares     4/3/06      SCQEX   78476A561
                                                   I Shares     4/3/06      SCQIX   78476A553
Small Cap Value Equity Fund                        A Shares    9/30/2003    SASVX   784767436
                                                   C Shares    6/6/1997     STCEX   784766321
                                                   I Shares    8/31/1994    SCETX   784766370

BOND FUNDS
Core Bond Fund                                     A Shares    1/25/2002    CBPSX   78476A835
                                                   C Shares   10/11/2004    SCBLX   78476A504
                                                   I Shares   12/30/1997    SAMFX   78476A603
Florida Tax-Exempt Bond Fund                       A Shares    1/18/1994    SFLTX   784766693
                                                   C Shares    6/1/1995     SCFEX   784766511
                                                   I Shares    1/25/1994    SCFTX   784766719

FUND NAME                                            CLASS     INCEPTION   TICKER     CUSIP
---------                                            -----     ---------   ------     -----
Georgia Tax-Exempt Bond Fund                       A Shares    1/19/1994    SGTEX   784766677
                                                   C Shares    6/6/1995     SCGTX   784766495
                                                   I Shares    1/18/1994    SGATX   784766685
High Income Fund                                   A Shares    9/30/2003    SAHIX   784767378
                                                   C Shares    5/4/1994     STHIX   784767741
                                                   I Shares    10/3/2001    STHTX   784767766
High Quality Bond Fund                             I Shares    9/4/2003     SHQIX   784767519
Intermediate Bond Fund                             A Shares   10/11/2004    IBASX   78476A801
                                                   C Shares   10/11/2004    IBLSX   78476A819
                                                   I Shares    6/30/1999    SAMIX   78476A884
Investment Grade Bond Fund                         A Shares    6/11/1992    STGIX   784766800
                                                   C Shares    6/7/1995     SCIGX   784766578
                                                   I Shares    7/16/1992    STIGX   784766701
Investment Grade Tax-Exempt Bond Fund              A shares    6/9/1992     SISIX   784766875
                                                   C Shares    6/1/1995     SCITX   784766560
                                                   I Shares   10/21/1993    STTBX   784766883
Maryland Municipal Bond Fund                       A Shares    4/14/2005    SMMAX   784767329
                                                   C Shares    4/25/1996    CMDBX   784766115
                                                   I Shares    3/1/1996     CMDTX   784766131
North Carolina Tax-Exempt Bond Fund                A Shares    3/21/2005    SNCIX   78476A793
                                                   C Shares    3/21/2005    SNCLX   78476A785
                                                   I Shares    1/8/2004     CNCTX   78476A777
Seix Floating Rate High Income Fund                A Shares    5/8/2006     SFRAX   78476A611
                                                   I Shares    3/1/2006     SAMBX   78476A587
Seix High Yield Fund                               A Shares   12/21/2001    HYPSX   78476A868
                                                   C Shares   10/11/2004    HYLSX   78476A850
                                                   I Shares   12/29/2000    SAMHX   78476A843
Strategic Income Fund                              A Shares    9/30/2003    SAINX   784767311
                                                   C Shares   11/30/2001    STIFX   784767683
                                                   I Shares   11/30/2001    STICX   784767691
Total Return Bond Fund                             I Shares    9/4/2003     STRIX   784767493
U.S. Government Securities Ultra-Short Bond Fund   I Shares    4/11/2002    SIGVX   784767634
Ultra-Short Bond Fund                              I Shares    4/15/2002    SISSX   784767642
Virginia Intermediate Municipal Bond Fund          A Shares    5/5/1993     CVIAX   784767204
                                                   C Shares    9/1/2005     SVILX   784767261
                                                   I Shares    1/11/1993    CRVTX   784767105
Virginia Municipal Bond Fund                       A Shares    5/11/2004    SVIAX   784767295
                                                   C Shares    4/14/1995    CVMBX   784766149
                                                   I Shares    4/4/1995     CVMTX   784766164

ASSET ALLOCATION FUND

FUND NAME                                            CLASS     INCEPTION   TICKER     CUSIP
---------                                            -----     ---------   ------     -----
Balanced Fund                                      A Shares    1/3/1994     STBLX   784766727
                                                   C Shares    6/14/1995    SCBFX   784766446
                                                   I Shares    1/3/1994     SBATX   784766735

* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

             RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

                          AGGRESSIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

Common stocks of U.S. multi-cap growth companies

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow growth

INVESTOR PROFILE

Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of U.S. companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2005   [____]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [____]%        [____]%
   [____]%        [____]%

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the [BENCHMARK]. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                            1 YEAR
--------                                                            ------
Fund Returns Before Taxes                                           [____]%
Fund Returns After Taxes on Distributions                           [____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [____]%
[Index]                                                             [____]%

C SHARES                    1 YEAR
--------                    ------
Fund Returns Before Taxes   [____]%
[Index]                     [____]%

I SHARES                    1 YEAR
--------                    ------
Fund Returns Before Taxes   [____]%
[Index]                     [____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [INDEX DESCRIPTION TO BE PROVIDED.]

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  1.10%       1.10%      1.10%
Distribution and Service (12b-1) Fees     0.30%*      1.00%      None
Other Expenses                          [____]%     [____]%    [____]%
Total Annual Operating Expenses         [____]%     [____]%    [____]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

If you do not sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [__]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                            1 YEAR
--------                                                            ------
Fund Returns Before Taxes                                           [____]%
Fund Returns After Taxes on Distributions                           [____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [____]%
[Index]                                                             [____]%

C SHARES                    1 YEAR
--------                    ------
Fund Returns Before Taxes   [____]%
[Index]                     [____]%

                           EMERGING GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

Common stocks of U.S. small and mid-cap growth companies

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify securities of small and mid-cap companies with favorable prospects for future revenue, earnings and/or cash flow growth

INVESTOR PROFILE

Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion, and the Subadviser emphasizes companies with market capitalizations of $5 billion or less.

In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2005   [____]%

BEST QUARTER   WORST QUARTER
------------   -------------
  [______]%      [______]%
  [______]%      [______]%

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the [BENCHMARK]. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                             1 YEAR
--------                                                            --------
Fund Returns Before Taxes                                           [______]%
Fund Returns After Taxes on Distributions                           [______]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [______]%
[Index]                                                             [______]%

C SHARES                                                             1 YEAR
--------                                                            --------
Fund Returns Before Taxes                                           [______]%
[Index]                                                             [______]%

I SHARES                                                            1 YEAR
--------                                                            --------
Fund Returns Before Taxes                                           [______]%
[Index]                                                             [______]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [INDEX DESCRIPTION TO BE PROVIDED.]

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares    C Shares   I Shares
                                        --------    --------   --------
Investment Advisory Fees                    1.10%       1.10%      1.10%
Distribution and Service (12b-1) Fees       0.30%*      1.00%      None
Other Expenses                          [______]%   [______]%  [______]%
                                        --------    --------   --------
Total Annual Operating Expenses         [______]%   [______]%  [______]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

If you do not sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                             1 YEAR
--------                                                            -------
Fund Returns Before Taxes                                           [_____]%
Fund Returns After Taxes on Distributions                           [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [_____]%
[Index]                                                             [_____]%

C SHARES                                                             1 YEAR
--------                                                            -------
Fund Returns Before Taxes                                           [_____]%
[Index]                                                             [_____]%

                       LARGE CAP QUANTITATIVE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

U.S. common stocks of companies with positive earnings characteristics purchased at reasonable value

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify companies with superior earnings/valuation cycle characteristics within specific market sectors

INVESTOR PROFILE

Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund may also invest in small and mid-cap companies so long as they have growth potential.

The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, large cap companies may be less flexible in evolving markets or unable to implement change as quickly as smaller cap companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Small and mid-cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2004   16.01%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
  [_____]%        [_____]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R) Index. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                                                SINCE
A SHARES                                                             1 YEAR   INCEPTION
--------                                                            -------   ---------
Fund Returns Before Taxes                                           [_____]%   [_____]%
Fund Returns After Taxes on Distributions                           [_____]%   [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [_____]%   [_____]%
MSCI(R) EAFE(R)-GDP)  Weighted Index (Price Return) (reflects no
   deduction for fees, expenses or taxes)                           [_____]%   [_____]%

                                                                               SINCE
C SHARES                                                            1 YEAR   INCEPTION
--------                                                           -------   ---------
Fund Returns Before Taxes                                          [_____]%   [_____]%
MSCI(R) EAFE(R)-GDP)  Weighted Index (Price Return) (reflects no
   deduction for fees, expenses or taxes)                          [_____]%   [_____]%

                                                                               SINCE
I SHARES                                                            1 YEAR   INCEPTION
--------                                                           -------   ---------
Fund Returns Before Taxes                                          [_____]%   [_____]%
MSCI(R) EAFE(R)-GDP)  Weighted Index (Price Return) (reflects no
   deduction for fees, expenses or taxes)                          [_____]%   [_____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.85%      0.85%      0.85%
Distribution and Service (12b-1) Fees     0.25%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

If you do not sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

                                                                                SINCE
A SHARES                                                             1 YEAR   INCEPTION
--------                                                            -------   ---------
Fund Returns Before Taxes                                           [_____]%   [_____]%
Fund Returns After Taxes on Distributions                           [_____]%   [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [_____]%   [_____]%
MSCI(R) EAFE(R)-GDP) Weighted Index (Price Return) (reflects no
   deduction for fees, expenses or taxes)                           [_____]%   [_____]%

                                                                                SINCE
C SHARES                                                            1 YEAR    INCEPTION
--------                                                           --------   ---------
Fund Returns Before Taxes                                          [_____]%    [_____]%
MSCI(R) EAFE(R)-GDP)  Weighted Index (Price Return) (reflects no   [_____]%    [_____]%
deduction for fees, expenses or taxes)

                          LARGE CAP RELATIVE VALUE FUND

FUND SUMMARY

INVESTMENT GOALS

PRIMARY

Long-term capital appreciation

SECONDARY

Current income

INVESTMENT FOCUS

Equity securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

INVESTOR PROFILE

Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Relative Value Fund invests at least 80% of its net assets in large cap companies. The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund invests primarily in common stocks and other U.S. traded equity securities, which may include listed American Depositary Receipts ("ADRs").

The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The Adviser selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time.

Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Large cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, large cap companies may be less flexible in evolving markets or unable to implement change as quickly as smaller cap companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    19.12%
1997    27.58%
1998    18.25%
1999    14.10%
2000     1.30%
2001    -6.84%
2002   -19.84%
2003    27.95%
2004    14.03%
2005    [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000(R) Value Index*. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                    [___]%   [___]%    [___]%
Russell 1000(R) Value Index* (reflects no
   deduction for fees, taxes or expenses)    [___]%   [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no
   deduction for fees, taxes or expenses)    [___]%   [___]%    [___]%

I SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P 500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R) /BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     A Shares   C Shares   I Shares
                                     --------   --------   --------
Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)*                    5.75%      None       None
Maximum Deferred Sales Charge
   (as a percentage of net asset
   value)**                            None       1.00%      None
Redemption Fee (as a percentage of
   net asset value)***                 2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.83%      0.83%      0.83%
Distribution and Service (12b-1) Fees     0.25%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year    3 Years   5 Years   10 Years
           ------    -------   -------   --------
A Shares   $[___]     $[___]    $[___]    $[___]
C Shares   $[___]     $[___]    $[___]    $[___]
I Shares   $[___]     $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year    3 Years   5 Years   10 Years
           ------    -------   -------   --------
A Shares   $[___]     $[___]    $[___]    $[___]
C Shares   $[___]     $[___]    $[___]    $[___]
I Shares   $[___]     $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

                           LARGE CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS

PRIMARY

Capital appreciation

SECONDARY

Current income

INVESTMENT FOCUS

Equity securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify high dividend-paying, undervalued stocks

INVESTOR PROFILE

Investors who are looking for current income and capital appreciation with less volatility than the average stock fund

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

In selecting investments for the Fund, the Adviser primarily chooses companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, large cap companies may be less flexible in evolving markets or unable to implement change as quickly as smaller cap companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. C Shares were offered beginning on June 1, 1995. Performance between February 12, 1993 and June 1, 1995 is that of I Shares of the Fund, and has not been adjusted to reflect C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    19.06%
1997    26.57%
1998    10.16%
1999    -3.31%
2000    10.38%
2001    -1.33%
2002   -15.85%
2003    23.26%
2004    14.72%
2005    [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000(R) Value Index*. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                                           1 YEAR   5 YEARS   10 YEARS
--------                                                                           ------   -------   --------
Fund Returns Before Taxes                                                          [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                                          [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares                  [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                                                           1 YEAR   5 YEARS   10 YEARS
--------                                                                           ------   -------   --------
Fund Returns Before Taxes                                                          [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

I SHARES                                                                           1 YEAR   5 YEARS   10 YEARS
--------                                                                           ------   -------   --------
Fund Returns Before Taxes                                                          [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R) /BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Investment Advisory Fees                          0.78%      0.78%      0.78%
Distribution and Service (12b-1) Fees             0.30%*     1.00%      None
Other Expenses                                   [___]%     [___]%     [___]%
                                                 -----      -----      -----
Total Annual Operating Expenses                  [___]%     [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                                           1 YEAR   5 YEARS   10 YEARS
--------                                                                           ------   -------   --------
Fund Returns Before Taxes                                                          [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                                          [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares                  [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                                                           1 YEAR   5 YEARS   10 YEARS
--------                                                                           ------   -------   --------
Fund Returns Before Taxes                                                          [___]%    [___]%    [___]%
Russell 1000(R) Value Index* (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%
S&P 500(R)/Barra Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

                               MID-CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL

Capital appreciation

INVESTMENT FOCUS

U.S. mid-cap common stocks

SHARE PRICE VOLATILITY

Moderate to high

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify companies with above average growth potential at an attractive price

INVESTOR PROFILE

Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations of $1 billion to $12 billion and companies in the Russell Midcap(R) Index.

In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with generally 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    14.93%
1997    20.67%
1998     5.98%
1999    15.69%
2000    -3.42%
2001     1.88%
2002   -29.06%
2003    28.46%
2004    16.50
2005    [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Index. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                                      1 YEAR   5 YEARS   10 YEARS
--------                                                                      ------   -------   --------
Fund Returns Before Taxes                                                     [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                                     [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares             [___]%    [___]%    [___]%
Russell Midcap(R) Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                                                      1 YEAR   5 YEARS   10 YEARS
--------                                                                      ------   -------   --------
Fund Returns Before Taxes                                                     [___]%    [___]%    [___]%
Russell Midcap(R) Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

I SHARES                                                                      1 YEAR   5 YEARS   10 YEARS
--------                                                                      ------   -------   --------
Fund Returns Before Taxes                                                     [___]%    [___]%    [___]%
Russell Midcap(R) Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                 1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees    0.30%*     1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 YEAR   3 Years   5 YEARS   10 YEARS
            ------   -------   -------   --------
A Shares    $[___]    $[___]    $[___]    $[___]
C Shares    $[___]    $[___]    $[___]    $[___]
I Shares    $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

            1 YEAR   3 Years   5 YEARS   10 YEARS
            ------   -------   -------   --------
A Shares    $[___]    $[___]    $[___]    $[___]
C Shares    $[___]    $[___]    $[___]    $[___]
I Shares    $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [__]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                                      1 YEAR   5 YEARS   10 YEARS
--------                                                                      ------   -------   --------
Fund Returns Before Taxes                                                     [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                                     [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares             [___]%    [___]%    [___]%
Russell Midcap(R) Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                                                      1 YEAR   5 YEARS   10 YEARS
--------                                                                      ------   -------   --------
Fund Returns Before Taxes                                                     [___]%    [___]%    [___]%
Russell Midcap(R) Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

                            MID-CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS

PRIMARY

Capital appreciation

SECONDARY

Current income

INVESTMENT FOCUS

U.S. mid-cap equity securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify undervalued mid-cap securities

INVESTOR PROFILE

Investors who primarily want the value of their investment to grow, but want to receive some income from the investment

INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations between approximately $1 billion and $12 billion and companies included in the Russell Mid-Cap(R) Value Index.

In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, mid- cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2002   -21.78%
2003    28.75%
2004    19.37%
2005    [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Value Index. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                        SINCE
A SHARES                                     1 YEAR   INCEPTION
--------                                     ------   ---------
Fund Returns Before Taxes                    [____]%   [____]%
Russell Midcap Value(R) Index (reflects no
   deduction for fees, taxes or expenses)    [____]%   [____]%

                                                        SINCE
C SHARES                                     1 YEAR   INCEPTION
--------                                     ------   ---------
Fund Returns Before Taxes                    [____]%   [____]%
Fund Returns After Taxes on Distributions    [____]%   [____]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                   [____]%   [____]%
Russell Midcap(R) Value Index (reflects no
   deduction for fees, taxes or expenses)    [____]%   [____]%

                                                        SINCE
I SHARES                                     1 YEAR   INCEPTION
--------                                     ------   ---------
Fund Returns Before Taxes                    [____]%   [____]%
Russell Midcap(R) Value Index (reflects no
   deduction for fees, taxes or expenses)    [____]%   [____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            A Shares   C Shares   I Shares
                                            --------   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*       5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**           None       1.00%      None
Redemption Fee (as a percentage of net
   asset value)***                            2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  1.00%       1.00%      1.00%
Distribution and Service (12b-1) Fees     0.30%*      1.00%      None
Other Expenses                           [___]%      [___]%     [___]%
                                         -----       -----      -----
Total Annual Operating Expenses          [___]%      [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

If you do not sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [__]] the table below reflect the Fund's results calculated without sales charges.

                                                        SINCE
A SHARES                                     1 YEAR   INCEPTION
--------                                     ------   ---------
Fund Returns Before Taxes                    [____]%   [____]%
Russell Midcap Value(R) Index (reflects no
   deduction for fees, taxes or expenses)    [____]%   [____]%

                                                        SINCE
C SHARES                                     1 YEAR   INCEPTION
--------                                     ------   ---------
Fund Returns Before Taxes                    [____]%   [____]%
Fund Returns After Taxes on Distributions    [____]%   [____]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                   [____]%   [____]%
Russell Midcap(R) Value Index (reflects no
   deduction for fees, taxes or expenses)    [____]%   [____]%

                            QUALITY GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital growth with nominal dividend income

INVESTMENT FOCUS

U.S. common stocks of financially strong companies, which the Adviser believes have excellent growth prospects

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify companies that have above average growth potential within a universe of financially strong companies

INVESTOR PROFILE

Investors who want to increase the value of their investment while minimizing taxable capital gains distributions

INVESTMENT STRATEGY

Under normal circumstances, the Quality Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies.

The Adviser generally invests in companies with high and stable earnings growth and/or companies with improving earnings growth. Emphasis is placed on financially strong companies (large and mid-sized) which are market leaders in their respective industry segments as demonstrated by revenue growth, market shares and levels of profitability. Many of these companies have a history of stable or rising dividend payout policies.

The key elements of the Fund's philosophy are that stocks of quality companies do well over time, good fundamental analysis identifies the sustainability of a company's earnings growth rate, risk control is an active process, and a sell discipline is essential. The Fund's approach for controlling risk is to: (1) have a significant exposure to companies with stable earnings growth as well as companies whose earnings growth is more exposed to the growth of the economy as a whole; (2) to be diversified among the major industry sectors; (3) to have representation in very large, large and medium sized companies and (4) to have a diversified portfolio of stocks so as to reduce the stock market risk associated with the misfortunes of specific companies. In addition, the Adviser employs an active sell discipline to identify companies whose earnings growth rate has deteriorated or has become significantly more uncertain; and also to reduce holdings which have been so successful that they have become a major holding in the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

Large cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, large cap companies may be less flexible in evolving markets or unable to implement change as quickly as smaller cap companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Small and mid-cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. C Shares and A Shares were offered beginning on December 15, 1998 and October 14, 2003, respectively. Performance between December 11, 1998 and December 15, 1998 with respect to the C Shares and between December 11, 1998 and October 14, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect C Share or A Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    21.04%
1997    28.76%
1998    31.73%
1999    23.52%
2000   -13.06%
2001   -19.08%
2002   -22.83%

2003   19.82%
2004    5.75%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [____]%        [____]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R) Index. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

A SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                               -------   -------   --------
Fund Returns Before Taxes                                              [_____]%  [_____]%  [_____]%
S&P 500(R) Index (reflects no deduction for fees, taxes or expenses)   [_____]%  [_____]%  [_____]%

C SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                               -------   -------   --------
Fund Returns Before Taxes                                              [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions                              [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares      [_____]%  [_____]%  [_____]%
S&P 500(R) Index (reflects no deduction for fees, taxes or expenses)   [_____]%  [_____]%  [_____]%

I SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                               -------   -------   --------
Fund Returns Before Taxes                                              [_____]%  [_____]%  [_____]%
S&P 500(R) Index (reflects no deduction for fees, taxes or expenses)   [_____]%  [_____]%  [_____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares    C Shares   I Shares
                                        --------    --------   --------
Investment Advisory Fees                  0.85%        0.85%      0.85%
Distribution and Service (12b-1) Fees     0.30%*       0.30%      None
Other Expenses                           [___]%       [___]%     [___]%
                                         -----        -----      -----
Total Annual Operating Expenses          [___]%       [___]%     [___]

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

If you do not sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                               -------   -------   --------
Fund Returns Before Taxes                                              [_____]%  [_____]%  [_____]%
S&P 500(R) Index (reflects no deduction for fees, taxes or expenses)   [_____]%  [_____]%  [_____]%

C SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                               -------   -------   --------
Fund Returns Before Taxes                                              [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions                              [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares      [_____]%  [_____]%  [_____]%
S&P 500(R) Index (reflects no deduction for fees, taxes or expenses)   [_____]%  [_____]%  [_____]%

                           SMALL CAP GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

U.S. small cap common stocks of growth companies

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Identifies small cap companies with above average growth potential

INVESTOR PROFILE

Investors who want the value of their investment to grow, but do not need current income

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small cap stocks may be more volatile than those of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. A Shares were offered beginning on December 10, 1999. A Share performance between October 8, 1998 and December 10, 1999 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Both C Shares and I Shares were offered beginning on October 8, 1998.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1999    20.48%
2000    11.42%
2001    -1.16%
2002   -22.99%
2003    44.15%
2004    18.00%
2005    [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Growth Index. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

A SHARES                                    1 YEAR   5 YEARS
--------                                    ------   -------
Fund Returns Before Taxes                   [___]%    [___]%
Russell 2000(R) Growth Index (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%

C SHARES                                    1 YEAR   5 YEARS
--------                                    ------   -------
Fund Returns Before Taxes                   [___]%    [___]%
Fund Returns After Taxes on Distributions   [___]%    [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%    [___]%
Russell 2000(R) Growth Index (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%

I SHARES                                    1 YEAR   5 YEARS
--------                                    ------   -------
Fund Returns Before Taxes                   [___]%    [___]%
Russell 2000(R) Growth Index (reflects no
   deduction for fees, taxes or expenses)   [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             A Shares   C Shares   I Shares
                                             --------   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*        5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**            None       1.00%      None
Redemption Fee (as a percentage of net
   asset value)***                             2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  1.12%      1.12%      1.12%
Distribution and Service (12b-1) Fees     0.30%*     1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                     1 YEAR   5 YEARS
--------                                     ------   -------
Fund Returns Before Taxes                    [___]%    [___]%
Russell 2000(R) Growth Index (reflects no
   deduction for fees, taxes or expenses)    [___]%    [___]%

C SHARES                                     1 YEAR   5 YEARS
--------                                     ------   -------
Fund Returns Before Taxes                    [___]%    [___]%
Fund Returns After Taxes on Distributions    [___]%    [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                   [___]%    [___]%
Russell 2000(R) Growth Index (reflects no
   deduction for fees, taxes or expenses)    [___]%    [___]%

                       SMALL CAP QUANTITATIVE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

U.S. common stocks of small cap companies with positive earnings characteristics purchased at reasonable value

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify small cap companies with superior earnings/valuation cycle characteristics within their specific market sectors

INVESTOR PROFILE

Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Quantitative Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small cap stocks may be more volatile than those of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Fund is new and, therefore, does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

       ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Investment Advisory Fees                          1.05%      1.05%      1.05%
Distribution and Service (12b-1) Fees             0.30%*     1.00%      None
Other Expenses**                                 [___]%     [___]%     [___]%
                                                 -----      -----      -----
Total Annual Operating Expenses                  [___]%     [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

**   Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years
           ------   -------
A Shares   $[___]    $[___]
C Shares   $[___]    $[___]
I Shares   $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years
           ------   -------
A Shares   $[___]    $[___]
C Shares   $[___]    $[___]
I Shares   $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

* SHARES OF THE SMALL CAP VALUE EQUITY FUND ARE NO LONGER AVAILABLE FOR PURCHASE BY NEW INVESTORS.

                           SMALL CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS

PRIMARY

Capital appreciation

SECONDARY

Current income

INVESTMENT FOCUS

U.S. small cap equity securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify undervalued small cap securities

INVESTOR PROFILE

Investors who primarily want the value of their investment to grow, but want to receive some income from their investment

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks may underperform other segments of the equity market or the equity market as a whole. In addition, small cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small cap stocks may be more volatile than those of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. C Shares and A Shares were offered beginning on June 6, 1997 and October 9, 2003, respectively. Performance between January 31, 1997 and June 6, 1997 with respect to the C Shares and between January 31, 1997 and October 9, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect C Share or A Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996   34.25%
1997   31.79%
1998   -14.33%
1999   -3.67%
2000   16.68%
2001   19.87%
2002   -2.69%
2003   35.54%
2004   24.79%
2005    [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Value Index. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

A SHARES                                                                          1 YEAR   5 YEARS   10 YEARS
--------                                                                          ------   -------   --------
Fund Returns Before Taxes                                                         [___]%    [___]%    [___]%
Russell 2000(R) Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                                                          1 YEAR   5 YEARS   10 YEARS
--------                                                                          ------   -------   --------
Fund Returns Before Taxes                                                         [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                                         [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares                 [___]%    [___]%    [___]%
Russell 2000(R) Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

I SHARES                                                                          1 YEAR   5 YEARS   10 YEARS
--------                                                                          ------   -------   --------
Fund Returns Before Taxes                                                         [___]%    [___]%    [___]%
Russell 2000(R) Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  1.13%      1.13%      1.13%
Distribution and Service (12b-1) Fees     0.25%*     0.25%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.25% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                                          1 YEAR   5 YEARS   10 YEARS
--------                                                                          ------   -------   --------
Fund Returns Before Taxes                                                         [___]%    [___]%    [___]%
Russell 2000(R) Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

C SHARES                                                                          1 YEAR   5 YEARS   10 YEARS
--------                                                                          ------   -------   --------
Fund Returns Before Taxes                                                         [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                                         [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares                 [___]%    [___]%    [___]%
Russell 2000(R) Value Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%    [___]%

                                 CORE BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Total return that consistently exceeds the total return of the broad U.S. investment grade bond market

INVESTMENT FOCUS

Investment grade debt securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Invest in fixed income securities with an emphasis on corporate and mortgage-backed securities

INVESTOR PROFILE

Investors who want to receive income from their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

The Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund's modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1998    7.82%
1999   -0.53%
2000   10.40%
2001    6.83%
2002    7.23%
2003    4.58%
2004    4.26%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers Aggregate Bond Index. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                                                   SINCE
A SHARES                                                      1 YEAR   5 YEARS   INCEPTION
--------                                                      ------   -------   ---------
Fund Returns Before Taxes                                     [___]%    [___]%     [___]%
Lehman Brothers Aggregate Bond Index (reflects no deduction
   for fees, taxes or expenses)                               [___]%    [___]%     [___]%

                                                                                   SINCE
C SHARES                                                      1 YEAR   5 YEARS   INCEPTION
--------                                                      ------   -------   ---------
Fund Returns Before Taxes                                     [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions                     [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions and Sale of Fund
   Shares                                                     [___]%    [___]%     [___]%
Lehman Brothers Aggregate Bond Index (reflects no deduction
   for fees, taxes or expenses)                               [___]%    [___]%     [___]%

                                                                                   SINCE
I SHARES                                                      1 YEAR   5 YEARS   INCEPTION
--------                                                      ------   -------   ---------
Fund Returns Before Taxes                                     [___]%    [___]%     [___]%
Lehman Brothers Aggregate Bond Index (reflects no deduction
   for fees, taxes or expenses)                               [___]%    [___]%     [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Investment Advisory Fees                          0.25%      0.25%      0.25%
Distribution and Service (12b-1) Fees             0.25%      1.00%      None
Other Expenses                                   [___]%     [___]%     [___]%
                                                 -----      -----      -----
Total Annual Operating Expenses                  [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

                                                                      SINCE
A SHARES                                         1 YEAR   5 YEARS   INCEPTION
--------                                         ------   -------   ---------
Fund Returns Before Taxes                        [___]%    [___]%     [___]%
Lehman Brothers Aggregate Bond Index (reflects
   no deduction for fees, taxes or expenses)     [___]%    [___]%     [___]%

                                                                 SINCE
C SHARES                                    1 YEAR   5 YEARS   INCEPTION
--------                                    ------   -------   ---------
Fund Returns Before Taxes                   [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions   [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%    [___]%     [___]%
Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, taxes
   or expenses)                             [___]%    [___]%     [___]%

                          FLORIDA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Current income exempt from federal income taxes for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax

INVESTMENT FOCUS

Florida municipal securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE

Florida residents who want income exempt from federal income taxes

INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Florida. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, the Fund may invest up to 20% of its assets in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    3.73%
1997    7.60%
1998    5.94%
1999   -2.41%
2000   11.30%
2001    3.56%
2002   10.23%
2003    3.97%
2004    1.97%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Florida Municipal Debt Funds Objective. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%

C SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                 [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%

I SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            A Shares   C Shares   I Shares
                                            --------   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*       5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**           None       1.00%      None
Redemption Fee (as a percentage of net
   asset value)***                            2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.55%      0.55%      0.55%
Distribution and Service (12b-1) Fees     0.15%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%

C SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                 [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [___]%    [___]%    [___]%

                          GEORGIA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Current income exempt from federal and state income taxes for Georgia residents without undue risk

INVESTMENT FOCUS

Georgia municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE

Georgia residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    3.43%
1997    7.96%
1998    5.47%
1999   -2.49%
2000    9.30%
2001    4.00%
2002    8.94%
2003    3.63%
2004    2.74%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Georgia Municipal Debt Funds Objective. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                               1 YEAR   5 YEARS   10 YEARS
--------                                                               ------   -------   --------
Fund Returns Before Taxes                                              [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                              [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares      [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%
Lipper Georgia Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%

C SHARES                                                               1 YEAR   5 YEARS   10 YEARS
--------                                                               ------   -------   --------
Fund Returns Before Taxes                                              [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%
Lipper Georgia Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%

I SHARES                                                               1 YEAR   5 YEARS   10 YEARS
--------                                                               ------   -------   --------
Fund Returns Before Taxes                                              [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%
Lipper Georgia Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee
Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.55%      0.55%      0.55%
Distribution and Service (12b-1) Fees     0.15%*     1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 YEAR   3 Years   5 YEARS   10 YEARS
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 YEAR   3 Years   5 YEARS   10 YEARS
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                               1 YEAR   5 YEARS   10 YEARS
--------                                                               ------   -------   --------
Fund Returns Before Taxes                                              [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                              [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares      [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%
Lipper Georgia Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%

C SHARES                                                               1 YEAR   5 YEARS   10 YEARS
--------                                                               ------   -------   --------
Fund Returns Before Taxes                                              [___]%    [___]%    [___]%
Lehman Brothers 10-Year  Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%
Lipper Georgia Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                        [___]%    [___]%    [___]%

                                HIGH INCOME FUND

FUND SUMMARY

INVESTMENT GOALS

PRIMARY

High current income

SECONDARY

Total return

INVESTMENT FOCUS

High yield corporate obligations and other debt instruments of U.S. and non-U.S. issuers

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations

INVESTOR PROFILE

Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or in unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund's predecessor.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    5.84%
1997    5.05%
1998    4.43%
1999    1.28%
2000   -9.46%

2001    5.55%
2002   -3.75%
2003   24.83%
2004    9.60%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [____]%        [____]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

A SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]%  [____]%    [____]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [____]%  [____]%    [____]%
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [____]%  [____]%    [____]%

C SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]%  [____]%    [____]%
Fund Returns After Taxes on Distributions                 [____]%  [____]%    [____]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]%  [____]%    [____]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [____]%  [____]%    [____]%
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [____]%  [____]%    [____]%

I SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]%  [____]%    [____]%
Lehman Brothers 10-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)              [____]%  [____]%    [____]%
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)              [____]%  [____]%    [____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                   0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees      0.30%      1.00%      None
Other Expenses                           [____]%    [____]%    [____]%
                                         ------     ------     ------
Total Annual Operating Expenses          [____]%    [____]%    [____]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

     If you do not sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [__]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                    1 YEAR   5 YEARS   10 YEARS
--------                                                    ------   -------   --------
Fund Returns Before Taxes                                   [____]%  [____]%    [____]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no
   deduction for fees, taxes or expenses)                   [____]%  [____]%    [____]%
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)                [____]%  [____]%    [____]%

C SHARES                                                    1 YEAR   5 YEARS   10 YEARS
--------                                                    ------   -------   --------
Fund Returns Before Taxes                                   [____]%  [____]%    [____]%
Fund Returns After Taxes on Distributions                   [____]%  [____]%    [____]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                              [____]%  [____]%    [____]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no
   deduction for fees, taxes or expenses)                   [____]%  [____]%    [____]%
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for fees, taxes or expenses)                [____]%  [____]%    [____]%

                             HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Current income and price appreciation

INVESTMENT FOCUS

High quality fixed income securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify intermediate duration securities that offer solid return potential and yield

INVESTOR PROFILE

Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility

INVESTMENT STRATEGY

Under normal circumstances, the High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities. These securities will be primarily U.S. government, corporate and mortgage-backed securities rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers.

The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I shares from year to year.*

2004    2.08%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
  [_____]%        [_____]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Intermediate Government/ Credit A+ Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                SINCE
I SHARES                                                             1 YEAR   INCEPTION
--------                                                            -------   ---------
Fund Returns Before Taxes                                           [_____]%   [_____]%
Fund Returns After Taxes on Distributions                           [_____]%   [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [_____]%   [_____]%
Lehman Brothers U.S.  Intermediate  Government/ Credit A+ Index
   (reflects no deduction for fees, taxes or expenses)              [_____]%   [_____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Intermediate Government/Credit A+ Index is a widely-recognized index which represents the intermediate portion of the Lehman Brothers Government/Credit Index. The Index consists of Treasury, Agencies and Credit securities with one year or more to maturity, and up to but not including 10 years of maturity. The underlying securities within the Index have an average credit quality of A and better.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                I Shares
                                                                                --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)     None
Maximum Deferred Sales Charge (as a percentage of net asset value)                None
Redemption Fee (as a percentage of net asset value)*                              2.00%

* This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

      ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        I Shares
                                        --------
Investment Advisory Fees                   0.40%
Distribution and Service (12b-1) Fees      None
Other Expenses                            [___]%
                                          -----
Total Annual Operating Expenses           [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

If you do not sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                             INTERMEDIATE BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds

INVESTMENT FOCUS

Intermediate-term investment grade debt securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage backed securities

INVESTOR PROFILE

Investors who want to receive income from their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate-term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund will maintain an average-weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2000   10.19%
2001    7.03%
2002    7.19%

2003    4.03%
2004    3.69%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
  [_____]%        [_____]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                                                  SINCE
A SHARES                                                     1 YEAR   5 YEARS   INCEPTION
--------                                                    -------   -------   ---------
Fund Returns Before Taxes                                   [_____]%  [_____]%   [_____]%
Fund Returns After Taxes on Distributions                   [_____]%  [_____]%   [_____]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                              [_____]%  [_____]%   [_____]%
Lehman Brothers Intermediate Government/Credit Bond Index
   (reflects no deduction for fees, taxes or expenses)      [_____]%  [_____]%   [_____]%

                                                                                   SINCE
C SHARES                                                      1 YEAR   5 YEARS   INCEPTION
--------                                                     -------   -------   ---------
Fund Returns Before Taxes                                    [_____]%  [_____]%   [_____]%
Lehman Brothers Intermediate Government/Credit Bond Index
   (reflects no deduction for fees, taxes or expenses)       [_____]%  [_____]%   [_____]%

                                                                                   SINCE
I SHARES                                                      1 YEAR   5 YEARS   INCEPTION
--------                                                     -------   -------   ---------
Fund Returns Before Taxes                                    [_____]%  [_____]%   [_____]%
Lehman Brothers Intermediate Government/Credit Bond Index
   (reflects no deduction for fees, taxes or expenses)       [_____]%  [_____]%   [_____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of

U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.25%      0.25%      0.25%
Distribution and Service (12b-1) Fees     0.25%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

If you do not sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

                                                                                  SINCE
A SHARES                                                     1 YEAR   5 YEARS   INCEPTION
--------                                                    -------   -------   ---------
Fund Returns Before Taxes                                   [_____]%  [_____]%   [_____]%
Fund Returns After Taxes on Distributions                   [_____]%  [_____]%   [_____]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                              [_____]%  [_____]%   [_____]%
Lehman Brothers Intermediate Government/Credit Bond Index
   (reflects no deduction for fees, taxes or expenses)      [_____]%  [_____]%   [_____]%

                                                                                  SINCE
C SHARES                                                     1 YEAR   5 YEARS   INCEPTION
--------                                                    -------   -------   ---------
Fund Returns Before Taxes                                   [_____]%  [_____]%   [_____]%
Lehman Brothers Intermediate Government/Credit Bond Index
   (reflects no deduction for fees, taxes or expenses)      [_____]%  [_____]%   [_____]%

                           INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High total return through current income and capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS

Investment grade U.S. government and corporate debt securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE

Investors who want to receive income from their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. The Fund may invest in debt obligations of U.S. and non-U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996     1.93%
1997     8.64%
1998     8.79%
1999    -1.93%
2000     6.13%
2001     8.68%
2002     6.99%
2003     3.28%
2004     3.66%
2005   [____]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [____]%         [____]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Government/Credit Index, the Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                             1 YEAR   5 YEARS   10 YEARS
--------                                                            -------   -------   --------
Fund Returns Before Taxes                                           [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions                           [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [_____]%  [_____]%  [_____]%
Lehman Brothers Intermediate Government/Credit Index (reflects no
   deduction for fees, taxes or expenses)                           [_____]%  [_____]%  [_____]%
Lehman Brothers U.S. Aggregate Bond Index  (reflects no deduction
   for fees, taxes or expenses)                                     [_____]%  [_____]%  [_____]%
Lipper Intermediate Investment-Grade Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)              [_____]%  [_____]%  [_____]%

C SHARES                                                             1 YEAR   5 YEARS   10 YEARS
--------                                                            -------   -------   --------
Fund Returns Before Taxes                                           [_____]%  [_____]%  [_____]%
Lehman Brothers Intermediate Government/Credit Index (reflects no
   deduction for fees, taxes or expenses)                           [_____]%  [_____]%  [_____]%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction
   for fees, taxes or expenses)                                     [_____]%  [_____]%  [_____]%
Lipper Intermediate Investment-Grade Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)              [_____]%  [_____]%  [_____]%

I SHARES                                                             1 YEAR   5 YEARS   10 YEARS
--------                                                            -------   -------   --------
Fund Returns Before Taxes                                           [_____]%  [_____]%  [_____]%
Lehman Brothers Intermediate Government/Credit Index (reflects no
   deduction for fees, taxes or expenses)                           [_____]%  [_____]%  [_____]%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction
   for fees, taxes or expenses)                                     [_____]%  [_____]%  [_____]%
Lipper Intermediate Investment-Grade Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)              [_____]%  [_____]%  [_____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                   0.50%      0.50%      0.50%

Distribution and Service (12b-1) Fees      0.30%*     1.00%      None
Other Expenses                          [_____]%   [_____]%   [_____]%
                                        ------     ------     -------
Total Annual Operating Expenses         [_____]%   [_____]%   [_____]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

If you do not sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
A Shares   $[_______]   $[_______]   $[_______]   $[_______]
C Shares   $[_______]   $[_______]   $[_______]   $[_______]
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                             1 YEAR   5 YEARS   10 YEARS
--------                                                            -------   -------   --------
Fund Returns Before Taxes                                           [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions                           [_____]%  [_____]%  [_____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [_____]%  [_____]%  [_____]%
Lehman Brothers Intermediate Government/Credit Index (reflects no
   deduction for fees, taxes or expenses)                           [_____]%  [_____]%  [_____]%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction
   for fees, taxes or expenses)                                     [_____]%  [_____]%  [_____]%
Lipper Intermediate Investment-Grade Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)              [_____]%  [_____]%  [_____]%

C SHARES                                                             1 YEAR   5 YEARS   10 YEARS
--------                                                            -------   -------   --------
Fund Returns Before Taxes                                           [_____]%  [_____]%  [_____]%
Lehman Brothers Intermediate Government/Credit Index (reflects no
   deduction for fees, taxes or expenses)                           [_____]%  [_____]%  [_____]%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction
   for fees, taxes or expenses)                                     [_____]%  [_____]%  [_____]%
Lipper Intermediate Investment-Grade Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)              [_____]%  [_____]%  [_____]%

                      INVESTMENT GRADE TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS

Investment grade municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE

Investors who want to receive tax-free current income and an increase in the value of their investment

INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    4.99%
1997    7.36%
1998    6.73%
1999   -0.75%
2000   10.41%
2001    5.09%
2002    9.92%
2003    3.97%
2004    3.06%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [____]%        [____]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Objective. Unlike the average annual total returns on page [__], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                 1 YEAR   5 YEARS   10 YEARS
--------                                                 ------   -------   --------
Fund Returns Before Taxes                                [____]%  [____]%    [____]%
Fund Returns After Taxes on Distributions                [____]%  [____]%    [____]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [____]%  [____]%    [____]%

Lehman Brothers 5-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)             [____]%  [____]%    [____]%
Lipper Intermediate Municipal Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)   [____]%  [____]%    [____]%

C SHARES                                                 1 YEAR   5 YEARS   10 YEARS
--------                                                 ------   -------   --------
Fund Returns Before Taxes                                [____]%  [____]%    [____]%
Lehman Brothers 5-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)             [____]%  [____]%    [____]%
Lipper Intermediate Municipal Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)   [____]%  [____]%    [____]%

I SHARES                                                 1 YEAR   5 YEARS   10 YEARS
--------                                                 ------   -------   --------
Fund Returns Before Taxes                                [____]%  [____]%    [____]%
Lehman Brothers 5-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)             [____]%  [____]%    [____]%
Lipper Intermediate Municipal Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)   [____]%  [____]%    [____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.50%       0.50%      0.50%
Distribution and Service (12b-1) Fees     0.30%*      1.00%      None
Other Expenses                          [____]%     [____]%    [____]%
                                        ------      ------     ------
Total Annual Operating Expenses         [____]%     [____]%    [____]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

If you do not sell your shares at the end of the period:

            1 Year   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   $[____]   $[____]   $[____]    $[____]
C Shares   $[____]   $[____]   $[____]    $[____]
I Shares   $[____]   $[____]   $[____]    $[____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [__]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                 -------   -------   --------
Fund Returns Before Taxes                                [____]%   [____]%    [____]%
Fund Returns After Taxes on Distributions                [____]%   [____]%    [____]%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [____]%   [____]%    [____]%
Lehman Brothers 5-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)             [____]%   [____]%    [____]%
Lipper Intermediate Municipal Debt Funds Objective
   (reflects no deduction for fees, taxes or expenses)   [____]%   [____]%    [____]%

C SHARES                                                  1 YEAR   5 YEARS   10 YEARS
--------                                                 -------   -------   --------
Fund Returns Before Taxes                                [____]%   [____]%    [____]%
Lehman Brothers 5-Year Municipal Bond Index (reflects
   no deduction for fees, taxes or expenses)             [____]%   [____]%    [____]%
Lipper Intermediate Municipal Debt Funds Objective
  (reflects no deduction for fees, taxes or expenses)    [____]%   [____]%    [____]%

                          MARYLAND MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income exempt from federal and Maryland income tax, consistent with preservation of capital

INVESTMENT FOCUS

Maryland municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Invests primarily in investment grade municipal securities

INVESTOR PROFILE

Maryland residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Maryland income taxes. In addition, the Fund may invest up to 20% of its assets in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying primarily investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    7.90%
1998    4.91%
1999   -4.17%
2000   10.29%
2001    3.62%
2002    7.88%
2003    3.25%
2004    2.35%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Maryland Municipal Debt Funds Objective. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

A SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                                ------   -------   --------
Fund Returns Before Taxes                                               [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%
Lipper Maryland Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%

C SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                                ------   -------   --------
Fund Returns Before Taxes                                               [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                               [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares       [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%
Lipper Maryland Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%

I SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                                ------   -------   --------
Fund Returns Before Taxes                                               [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%
Lipper Maryland Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares    C Shares   I Shares
                                                --------    --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%       None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None        1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%       2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.55%      0.55%       0.55%
Distribution and Service (12b-1) Fees     0.15%      1.00%       None
Other Expenses                           [___]%     [___]%      [___]%
                                         ----       ----        ----
Total Annual Operating Expenses          [___]%     [___]%      [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 YEAR   3 Years   5 YEARS   10 YEARS
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 YEAR   3 Years   5 YEARS   10 YEARS
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                                ------   -------   --------
Fund Returns Before Taxes                                               [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%
Lipper Maryland Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%

C SHARES                                                                1 YEAR   5 YEARS   10 YEARS
--------                                                                ------   -------   --------
Fund Returns Before Taxes                                               [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                               [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares       [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%
Lipper Maryland Municipal Debt Funds Objective (reflects no deduction
   for fees, taxes or expenses)                                         [___]%    [___]%    [___]%

                       NORTH CAROLINA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Current income exempt from federal and state income taxes for North Carolina residents without undue risk

INVESTMENT FOCUS

North Carolina municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE

North Carolina residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

Under normal circumstances, the North Carolina Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within North Carolina. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the [BENCHMARK]. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                       SINCE
A SHARES                                    1 YEAR   INCEPTION
--------                                    ------   ---------
Fund Returns Before Taxes                   [___]%     [___]%
Fund Returns After Taxes on Distributions   [___]%     [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%     [___]%
[Index]                                     [___]%     [___]%

                                       SINCE
C SHARES                    1 YEAR   INCEPTION
--------                    ------   ---------
Fund Returns Before Taxes   [___]%     [___]%
[Index]                     [___]%     [___]%

                                       SINCE
I SHARES                    1 YEAR   INCEPTION
--------                    ------   ---------
Fund Returns Before Taxes   [___]%     [___]%
[Index]                     [___]%     [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [INDEX DESCRIPTION TO BE PROVIDED.]

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            A Shares   C Shares   I Shares
                                            --------   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*       5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**           None       1.00%      None
Redemption Fee (as a percentage of net
   asset value)***                            2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.55%      0.55%      0.55%
Distribution and Service (12b-1) Fees     0.15%      1.00%      None
Other Expenses                           [___]%     [___]%      [___]%
                                         -----      -----       -----
Total Annual Operating Expenses          [___]%     [___]%      [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

                                                       SINCE
A SHARES                                    1 YEAR   INCEPTION
--------                                    ------   ---------
Fund Returns Before Taxes                   [___]%     [___]%
Fund Returns After Taxes on Distributions   [___]%     [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%     [___]%
[Index]                                     [___]%     [___]%

                                       SINCE
C SHARES                    1 YEAR   INCEPTION
--------                    ------   ---------
Fund Returns Before Taxes   [___]%     [___]%
[Index]                     [___]%     [___]%

                       SEIX FLOATING RATE HIGH INCOME FUND

FUND SUMMARY

INVESTMENT GOAL

To provide a high level of current income by investing primarily in first and second lien senior floating rate loans and other floating rate debt securities.

INVESTMENT FOCUS

Senior floating rate loans and other floating rate debt securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities

INVESTOR PROFILE

Investors who seek:

     -    Current income and a hedge against rising interest rates;

     - Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;

     - Relatively high risk adjusted returns compared to other short term investment vehicles.

INVESTMENT STRATEGY

Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies' capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR ("London Interbank Offered Rate"). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either "BB" and "B" by Standard & Poor's Rating Services or "Ba" and "B" by Moody's Investor Services, Inc. or unrated securities that the Adviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of these loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the Fund's objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower's discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund's total assets.

In addition, to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options, credit linked notes and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in loses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The Fund commenced operations on March 1, 2006. Therefore, the Fund does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   I Shares
                                                --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   I Shares
                                        --------   --------
Investment Advisory Fees                  0.45%      0.45%
Distribution and Service (12b-1) Fees     0.30%*     None
Other Expenses                           [___]%     [___]%
Total Annual Operating Expenses          [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                              SEIX HIGH YIELD FUND

FUND SUMMARY

INVESTMENT GOAL

PRIMARY

High income

SECONDARY

Capital appreciation

INVESTMENT FOCUS

High yield corporate and other debt instruments of U.S. and non-U.S. entities

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify lower rated, higher yielding bonds offering above average total return

INVESTOR PROFILE

Investors who seek above average total return

INVESTMENT STRATEGY

The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar-denominated, high yield securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2001   11.24%
2002    6.01%
2003   15.16%
2004    8.07%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch High Yield Index. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                                                                          SINCE
A SHARES                                                                             1 YEAR   5 YEARS   INCEPTION
--------                                                                             ------   -------   ---------
Fund Returns Before Taxes                                                            [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions                                            [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares                    [___]%    [___]%     [___]%
Merrill Lynch High Yield Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%     [___]%

                                                                                                          SINCE
C SHARES                                                                             1 YEAR   5 YEARS   INCEPTION
--------                                                                             ------   -------   ---------
Fund Returns Before Taxes                                                            [___]%    [___]%     [___]%
Merrill Lynch High Yield Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%     [___]%

                                                                                                          SINCE
I SHARES                                                                             1 YEAR   5 YEARS   INCEPTION
--------                                                                             ------   -------   ---------
Fund Returns Before Taxes                                                            [___]%    [___]%     [___]%
Merrill Lynch High Yield Index (reflects no deduction for fees, taxes or expenses)   [___]%    [___]%     [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            A Shares   C Shares   I Shares
                                            --------   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*       5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**           None       1.00%      None
Redemption Fee (as a percentage of net
   asset value)***                            2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.43%      0.43%      0.43%
Distribution and Service (12b-1) Fees     0.25%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [__]] the table below reflect the Fund's results calculated without sales charges.

                                                                   SINCE
A SHARES                                      1 YEAR   5 YEARS   INCEPTION
--------                                      ------   -------   ---------
Fund Returns Before Taxes                     [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions     [___]%    [___]%     [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                    [___]%    [___]%     [___]%
Merrill Lynch High Yield Index (reflects no
   deduction for fees, taxes or expenses)     [___]%    [___]%     [___]%

                                                                   SINCE
C SHARES                                      1 YEAR   5 YEARS   INCEPTION
--------                                      ------   -------   ---------
Fund Returns Before Taxes                     [___]%    [___]%     [___]%
Merrill Lynch High Yield Index (reflects no
   deduction for fees, taxes or expenses)     [___]%    [___]%     [___]%

                              STRATEGIC INCOME FUND

FUND SUMMARY

INVESTMENT GOALS

PRIMARY

Current income

SECONDARY

Preservation of capital

INVESTMENT FOCUS

High yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market

INVESTOR PROFILE

Investors who seek high current income with reduced risk of share price volatility

INVESTMENT STRATEGY

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The Fund will maintain a minimum average credit quality of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting corporate debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2002    3.08%
2003   10.91%
2004   10.07%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                                               SINCE
A SHARES                                                            1 YEAR   INCEPTION
--------                                                            ------   ---------
Fund Returns Before Taxes                                           [___]%     [___]%
Fund Returns After Taxes on Distributions                           [___]%     [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [___]%     [___]%
Hybrid 34/33/33 Blend of the Following Market Benchmarks            [___]%     [___]%
   Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects
      no deduction for fees, expenses or taxes)                     [___]%     [___]%
   Merrill Lynch U.S. High Yield Master II Index (reflects no
      deduction for fees, expenses or taxes)                        [___]%     [___]%
   Merrill Lynch Global Government Bond II ex U.S. Index
      (reflects no deduction for fees, expenses or taxes)           [___]%     [___]%

                                                                               SINCE
C SHARES                                                            1 YEAR   INCEPTION
--------                                                            ------   ---------
Fund Returns Before Taxes                                           [___]%     [___]%
Hybrid 34/33/33 Blend of the Following Market Benchmarks            [___]%     [___]%
   Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects
      no deduction for fees, expenses or taxes)                     [___]%     [___]%
   Merrill Lynch U.S. High Yield Master II Index (reflects no
      deduction for fees, expenses or taxes)                        [___]%     [___]%
   Merrill Lynch Global Government Bond II ex U.S. Index
      (reflects no deduction for fees, expenses or taxes)           [___]%     [___]%

                                                                               SINCE
I SHARES                                                            1 YEAR   INCEPTION
--------                                                            ------   ---------
Fund Returns Before Taxes                                           [___]%     [___]%
Hybrid 34/33/33 Blend of the Following Market Benchmarks            [___]%     [___]%
   Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects
      no deduction for fees, expenses or taxes)                     [___]%     [___]%
   Merrill Lynch U.S. High Yield Master II Index (reflects no
      deduction for fees, expenses or taxes)                        [___]%     [___]%
   Merrill Lynch Global Government Bond II ex U.S. Index
      (reflects no deduction for fees, expenses or taxes)           [___]%     [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                  A Shares   C Shares   I Shares
                                                  --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                   5.75%      None       None
Maximum Deferred Sales Charge (as a percentage
   of net asset value)**                            None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                        2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees     0.30%*     1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         ----       ----       ----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

* The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

                                                                               SINCE
A SHARES                                                            1 YEAR   INCEPTION
--------                                                            ------   ---------
Fund Returns Before Taxes                                           [___]%     [___]%
Fund Returns After Taxes on Distributions                           [___]%     [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [___]%     [___]%
Hybrid 34/33/33 Blend of the Following Market Benchmarks            [___]%     [___]%
   Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects
      no deduction for fees, expenses or taxes)                     [___]%     [___]%
   Merrill Lynch U.S. High Yield Master II Index (reflects no
      deduction for fees, expenses or taxes)                        [___]%     [___]%
   Merrill Lynch Global Government Bond II ex U.S. Index
      (reflects no deduction for fees, expenses or taxes)           [___]%     [___]%

                                                                               SINCE
C SHARES                                                            1 YEAR   INCEPTION
--------                                                            ------   ---------
Fund Returns Before Taxes                                           [___]%     [___]%
Hybrid 34/33/33 Blend of the Following Market Benchmarks            [___]%     [___]%
   Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects
      no deduction for fees, expenses or taxes)                     [___]%     [___]%
   Merrill Lynch U.S. High Yield Master II Index reflects no
      deduction for fees, expenses or taxes)                        [___]%     [___]%
   Merrill Lynch Global Government Bond II ex U.S. Index
      (reflects no deduction for fees, expenses or taxes)           [___]%     [___]%

                             TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Current income and price appreciation

INVESTMENT FOCUS

Government, corporate, and mortgage-backed securities, plus other opportunistic investments

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to recognize relative value in fixed income markets

INVESTOR PROFILE

Investors seeking diversification and attractive total returns in the fixed income market

INVESTMENT STRATEGY

Under normal circumstances, the Total Return Bond Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from a wide array of debt securities, primarily utilizing government, corporate and mortgage-backed securities and floating rate loans. The Fund may also invest in convertible bonds, preferred stocks, taxable municipal securities, asset backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund's investments may include high yield securities rated below investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I shares from year to year.*

2004    4.28%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
   [____]%        [____]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 6-Month Treasury Bill Index, the iMoneyNet First Tier Institutional Average and Lipper Ultra-Short Obligation Funds Average.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                SINCE
I SHARES                                                             1 YEAR   INCEPTION
--------                                                             ------   ---------
Fund Returns Before Taxes                                            [____]%   [____]%
Fund Returns After Taxes on Distributions                            [____]%   [____]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares    [____]%   [____]%
Citigroup 6-Month Treasury Bill Index (reflects no deduction for
   fees, expenses or taxes)                                          [____]%   [____]%
iMoneyNet First Tier Institutional Average (reflects no deduction
   for fees, expenses or taxes)                                      [____]%   [____]%
Lipper Ultra-Short Obligation Funds Average (reflects no deduction
   for fees, expenses or taxes)                                      [____]%   [____]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. The iMoneyNet, Inc. First Tier Institutional Average is a widely recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                I Shares
                                                                                --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)     None
Maximum Deferred Sales Charge (as a percentage of net asset value)                None
Redemption Fee (as a percentage of net asset value)*                              2.00%

* This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        I Shares
                                        --------
Investment Advisory Fees                   0.22%
Distribution and Service (12b-1) Fees      None
Other Expenses                            [___]%
                                          -----
Total Annual Operating Expenses           [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

If you do not sell your shares at the end of the period:

             1 Year       3 Years      5 Years     10 Years
           ----------   ----------   ----------   ----------
I Shares   $[_______]   $[_______]   $[_______]   $[_______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS

Short duration U.S. government securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify short duration U.S. government securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE

Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities

INVESTMENT STRATEGY

Under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and other U.S. government securities. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price per share (net asset value or "NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I shares from year to year.*

2003    0.72
2004    1.81
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 6 Month Treasury Bill Index, iMoneyNet Government Institutional Average, and Lipper Ultra-Short Obligation Funds Average.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                   SINCE
I SHARES                                                1 YEAR   INCEPTION
--------                                                ------   ---------
Fund Returns Before Taxes                               [___]%     [___]%
Fund Returns After Taxes on Distributions               [___]%     [___]%
Fund Returns After Taxes on Distributions and Sale
   of Fund Shares                                       [___]%     [___]%
Citigroup 6 Month Treasury Bill Index (reflects no
   deduction for fees, expenses or taxes)               [___]%     [___]%

iMoneyNet Government Institutional Average (reflects
   no deduction for fees, expenses or taxes)            [___]%     [___]%
Lipper Ultra-Short Obligation Funds Average (reflects
   no deduction for fees, expenses or taxes)            [___]%     [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or securities issued by agencies of the U.S. Government. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        I Shares
                                                        --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)                          None
Maximum Deferred Sales Charge (as a percentage of net
   asset value)                                           None
Redemption Fee (as a percentage of net asset value)*      2.00%

* This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        I Shares
                                        --------
Investment Advisory Fees                  0.20%
Distribution and Service (12b-1) Fees     None
Other Expenses                           [___]%
                                         -----
Total Annual Operating Expenses          [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                              ULTRA-SHORT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS

Short duration investment grade money market and fixed income securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE

Conservative investors seeking to maximize income consistent with limited share price volatility

INVESTMENT STRATEGY

Under normal circumstances, the Ultra-Short Bond Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.

In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price ("NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I shares from year to year.*

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill 3-Month Treasury Bill Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                           SINCE
I SHARES                                        1 YEAR   INCEPTION
--------                                        ------   ---------
Fund Returns Before Taxes                       [___]%     [___]%
Fund Returns After Taxes on Distributions       [___]%     [___]%
Fund Returns After Taxes on Distributions and
   Sale of Fund Shares                          [___]%     [___]%
Merrill 3-Month Treasury Bill Index (reflects
   no deduction for fees, expenses or taxes)    [___]%     [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       I Shares
                                                       --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)                         None
Maximum Deferred Sales Charge (as a percentage of
   net asset value)                                      None
Redemption Fee (as a percentage of net asset value)*     2.00%

* This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        I Shares
                                        --------
Investment Advisory Fees                  0.10%
Distribution and Service (12b-1) Fees     None
Other Expenses                           [___]%
                                         -----
Total Annual Operating Expenses          [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income exempt from federal and Virginia income tax, consistent with preservation of capital

INVESTMENT FOCUS

Virginia municipal securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to limit risk by investing in investment grade municipal securities with an intermediate average maturity

INVESTOR PROFILE

Virginia residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. In addition, the Fund may invest up to 20% of its net assets in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    2.94%
1997    7.24%
1998    5.32%
1999   -2.43%
2000    9.35%
2001    4.50%
2002    7.83%
2003    3.78%
2004    2.50%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%          [___]%
   [DATE]          [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%    [___]%    [___]%
Lehman Brothers 5-Year Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%
Lipper Other States Intermediate
   Municipal Debt Funds Objective
   (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%

C SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Lehman Brothers 5-Year Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%
Lipper Other States Intermediate
   Municipal Debt Funds Objective
   (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%

I SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Lehman Brothers 5-Year Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%
Lipper Other States Intermediate
   Municipal Debt Funds Objective
   (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.55%      0.55%      0.55%
Distribution and Service (12b-1) Fees     0.15%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions   [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [___]%    [___]%    [___]%
Lehman Brothers 5-Year Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%
Lipper Other States Intermediate
   Municipal Debt Funds Objective
   (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%

C SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [___]%    [___]%    [___]%
Lehman Brothers 5-Year Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%
Lipper Other States Intermediate
   Municipal Debt Funds Objective
   (reflects no deduction for fees,
   expenses or taxes)                       [___]%    [___]%    [___]%

                          VIRGINIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income exempt from federal and Virginia income taxes, consistent with preservation of capital

INVESTMENT FOCUS

Virginia municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Invests primarily in investment grade municipal securities

INVESTOR PROFILE

Virginia residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

Under normal circumstances, the Virginia Municipal Bond Fund invests substantially all of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the

Fund to economic and government policies of Virginia.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's C shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    0.81%
1997    7.91%
1998    4.83%
1999   -5.68%
2000   10.72%
2001    3.30%
2002    8.21%
2003    3.33%
2004    2.39%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%         [___]%
   [DATE]         [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Objective. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

A SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%
Lipper Virginia Municipal Debt Funds Objective (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%

C SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%
Lipper Virginia Municipal Debt Funds Objective (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%

I SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%
Lipper Virginia Municipal Debt Funds Objective (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Virginia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Virginia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            A Shares   C Shares   I Shares
                                            --------   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*       5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**           None       1.00%      None
Redemption Fee (as a percentage of net
   asset value)***                            2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.55%      0.55%      0.55%
Distribution and Service (12b-1) Fees     0.15%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [___]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [___]%    [___]%    [___]%

Lehman Brothers 10-Year Municipal Bond Index (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%
Lipper Virginia Municipal Debt Funds Objective (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%

C SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Lehman Brothers 10-Year Municipal Bond Index (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%
Lipper Virginia Municipal Debt Funds Objective (reflects no
   deduction for fees, expenses or taxes)                           [___]%    [___]%    [___]%

                                  BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL

Capital appreciation and current income

INVESTMENT FOCUS

PRIMARY

U.S. common stocks

SECONDARY

Bonds

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify companies with improving earnings growth and bonds with moderate risk

INVESTOR PROFILE

Investors who want income from their investment, as well as an increase in its value

INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, government obligations, corporate bonds, and U.S. traded equity securities, including listed American Depositary Receipts ("ADRs") among other types of securities. The Fund may invest in securities of U.S. and non-U.S. issuers. The Fund may invest in floating rate loans and emerging market debt, which are generally below investment grade, high yield obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting stocks for the Fund, the Adviser focuses on generally large cap stocks which have improving earnings and fundamentals. In selecting bonds, the Adviser seeks to minimize risk while striving to outperform selected market indices. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because companies and securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996   11.85%
1997   20.71%
1998   19.21%
1999    4.31%
2000    4.44%

2001   -0.07%
2002   -8.85%
2003    9.66%
2004    5.28%
2005   [___]%

BEST QUARTER   WORST QUARTER
------------   -------------
    [___]%             [___]%
   [DATE]            [DATE]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was [X.XX%].

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 60/40 Blend of the S&P 500(R) Index and the Lehman Brothers U.S. Government/Credit Index. Unlike the average annual total returns on page [___], these returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [___]%    [___]%    [___]%
Hybrid 60/40 Blend of the Following Market Benchmarks               [___]%    [___]%    [___]%
   S&P 500(R) Index(reflects no deduction for fees, expenses
      or taxes)                                                     [___]%    [___]%    [___]%
   Lehman Brothers U.S. Government/ Credit Index (reflects no
      deduction for fees, expenses or taxes)                        [___]%    [___]%    [___]%

C SHARES                                                        1 YEAR   5 YEARS   10 YEARS
--------                                                        ------   -------   --------
Fund Returns Before Taxes                                       [___]%    [___]%    [___]%
Hybrid 60/40 Blend of the Following Market Benchmarks           [___]%    [___]%    [___]%
   S&P 500(R) Index(reflects no deduction for fees, expenses
      or taxes)                                                 [___]%    [___]%    [___]%
   Lehman Brothers U.S. Government/ Credit Index (reflects no
      deduction for fees, expenses or taxes)                    [___]%    [___]%    [___]%

I SHARES                                                        1 YEAR   5 YEARS   10 YEARS
--------                                                        ------   -------   --------
Fund Returns Before Taxes                                       [___]%    [___]%    [___]%

Hybrid 60/40 Blend of the Following Market Benchmarks           [___]%    [___]%    [___]%
   S&P 500(R) Index(reflects no deduction for fees, expenses
      or taxes)                                                 [___]%    [___]%    [___]%
   Lehman Brothers U.S. Government/ Credit Index (reflects no
      deduction for fees, expenses or taxes)                    [___]%    [___]%    [___]%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                A Shares   C Shares   I Shares
                                                --------   --------   --------
Maximum Sales Charge Imposed on Purchases (as
   a percentage of offering price)*               5.75%      None       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**               None       1.00%      None
Redemption Fee (as a percentage of net asset
   value)***                                      2.00%      2.00%      2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1.00% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within 7 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares   I Shares
                                        --------   --------   --------
Investment Advisory Fees                  0.85%      0.85%      0.85%
Distribution and Service (12b-1) Fees     0.28%      1.00%      None
Other Expenses                           [___]%     [___]%     [___]%
                                         -----      -----      -----
Total Annual Operating Expenses          [___]%     [___]%     [___]%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   $[___]    $[___]    $[___]    $[___]
C Shares   $[___]    $[___]    $[___]    $[___]
I Shares   $[___]    $[___]    $[___]    $[___]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns [above/on page [__]] the table below reflect the Fund's results calculated without sales charges.

A SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions                           [___]%    [___]%    [___]%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [___]%    [___]%    [___]%
Hybrid 60/40 Blend of the Following Market Benchmarks               [___]%    [___]%    [___]%
   S&P 500(R) Index(reflects no deduction for fees,
      expenses or taxes)                                            [___]%    [___]%    [___]%
   Lehman Brothers U.S. Government/ Credit Index (reflects no
      deduction for fees, expenses or taxes)                        [___]%    [___]%    [___]%

C SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           [___]%    [___]%    [___]%
Hybrid 60/40 Blend of the Following Market Benchmarks               [___]%    [___]%    [___]%
   S&P 500(R) Index(reflects no deduction for fees,
      expenses or taxes)                                            [___]%    [___]%    [___]%
   Lehman Brothers U.S. Government/ Credit Index (reflects no
      deduction for fees, expenses or taxes)                        [___]%    [___]%    [___]%

                           MORE INFORMATION ABOUT RISK

This section contains important risk information related to investments in the Funds. Additional information about these and other risks is included in each Fund's summary as well as in the Funds' Statement of Additional Information.

BELOW INVESTMENT GRADE

Balanced Fund

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

CONFLICT OF INTEREST RISK (FLOATING RATE LOAN)

Balanced Fund

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

Ultra-Short Bond Fund

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the fund managers may favor other adviser and non-adviser contracted businesses over the Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that the Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

CREDIT RISK

Balanced Fund

Core Bond Fund

Florida Tax-Exempt Bond Fund

Georgia Tax-Exempt Bond Fund

High Income Fund

High Quality Bond Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Investment Grade Tax-Exempt Bond Fund

Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

Ultra-Short Bond Fund

Virginia Intermediate Municipal Bond Fund

Virginia Municipal Bond Fund

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

DERIVATIVES

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

     - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

     - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

     - There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

     -    There may not be a liquid secondary market for derivatives.

     -    Trading restrictions or limitations may be imposed by an exchange.

     -    Government regulations may restrict trading in derivatives.

     - The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund's investments in securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index are called inverse floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income on an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS

Balanced Fund

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

Ultra-Short Bond Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries are included in this category, except for Australia, Canada, Hong

Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EQUITY

Aggressive Growth Stock Fund

Balanced Fund

Emerging Growth Stock Fund

Large Cap Quantitative Equity Fund

Large Cap Relative Value Fund

Large Cap Value Equity Fund

Mid-Cap Equity Fund

Mid-Cap Value Equity Fund

Quality Growth Stock Fund

Seix Floating Rate High Income Fund

Small Cap Growth Stock Fund

Small Cap Value Equity Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME

Balanced Fund

Core Bond Fund

Florida Tax-Exempt Bond Fund

Georgia Tax-Exempt Bond Fund

High Income Fund

High Quality Bond Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Investment Grade Tax-Exempt Bond Fund

Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

U.S. Government Securities Ultra-Short Bond Fund

Ultra-Short Bond Fund

Virginia Intermediate Municipal Bond Fund

Virginia Municipal Bond Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, interest rate risk, market risk, municipal risk and regional risk.

FLOATING RATE LOAN

Balanced Fund

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

Ultra-Short Bond Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities.

When a security is unrated, the Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in the Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

FOREIGN SECURITY

Aggressive Growth Stock Fund

Balanced Fund

Core Bond Fund

Emerging Growth Stock Fund

High Income Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Large Cap Relative Value Fund

Large Cap Value Equity Fund

Mid-Cap Equity Fund

Mid-Cap Value Equity Fund

Quality Growth Stock Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Small Cap Growth Stock Fund

Small Cap Value Equity Fund

Strategic Income Fund

Total Return Bond Fund

U.S. Government Securities Ultra-Short Bond Fund

Ultra-Short Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign securities are generally denominated in a foreign currency. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

INTEREST RATE RISK

Balanced Fund

Core Bond Fund

Florida Tax-Exempt Bond Fund

Georgia Tax-Exempt Bond Fund

High Income Fund

High Quality Bond Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Investment Grade Tax-Exempt Bond Fund

Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

U.S. Government Securities Ultra-Short Bond Fund

Ultra-Short Bond Fund

Virginia Intermediate Municipal Bond Fund

Virginia Municipal Bond Fund

The prices of the Fund's debt securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's debt securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

LARGE COMPANY

Aggressive Growth Stock Fund

Emerging Growth Stock Fund

Large Cap Quantitative Equity Fund

Large Cap Relative Value Fund

Large Cap Value Equity Fund

Mid-Cap Equity Fund

Mid-Cap Value Equity Fund

Quality Growth Stock Fund

Large cap stocks could trail the performance of other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE-BACKED SECURITY

Balanced Fund

Core Bond Fund

High Income Fund

High Quality Bond Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Limited Term Federal Mortgage Securities Fund

Seix High Yield Bond Fund

Strategic Income Fund

Total Return Bond Fund

U.S. Government Securities Ultra-Short Bond Fund

Ultra-Short Bond Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

MUNICIPAL ISSUER

Florida Tax-Exempt Bond Fund

Georgia Tax-Exempt Bond Fund

Investment Grade Tax-Exempt Bond Fund

Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund

Virginia Intermediate Municipal Bond Fund

Virginia Municipal Bond Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL

Florida Tax-Exempt Bond Fund

Georgia Tax-Exempt Bond Fund

Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund

Virginia Intermediate Municipal Bond Fund

Virginia Municipal Bond Fund

To the extent that a Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

RESTRICTED SECURITIES RISK

Balanced Fund

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

The Fund intends to invest only in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SMALLER COMPANY RISK

Aggressive Growth Stock Fund

Emerging Growth Stock Fund

Large Cap Quantitative Equity Fund

Large Cap Relative Value Fund

Large Cap Value Equity Fund

Mid-Cap Equity Fund

Mid-Cap Value Equity Fund

Quality Growth Stock Fund

Small Cap Growth Stock Fund

Small Cap Value Equity Fund

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TRACKING ERROR

Balanced Fund

Factors such as Fund expenses, imperfect correlation between a Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

U.S. GOVERNMENT SECURITIES

Balanced Fund

Core Bond Fund

High Income Fund

High Quality Bond Fund

Intermediate Bond Fund

Investment Grade Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Strategic Income Fund

Total Return Bond Fund

U.S. Government Securities Ultra-Short Bond Fund

Ultra-Short Bond Fund

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPS"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Further, the Funds may hold debt of certain issuers that are identified with the U.S. government, including Fannie Mae and Freddie Mac, which are not backed by the full faith and credit of the United States.

                     MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

                               INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco Capital Management, Inc., manages the following STI Classic Funds: Core Bond Fund, High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund and Total Return Bond Fund, and is located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458. As of June 30, 2006, the Adviser had approximately $[_____] billion in assets under management.

A discussion of the factors considered by the Funds' Board of Trustees in approving the Funds' investment advisory contracts is available in the Funds' annual reports for the fiscal year ended March 31, 2006.

For the fiscal year ended March 31, 2006, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

Aggressive Growth Stock Fund                       [___]%
Emerging Growth Stock Fund                         [___]%
Large Cap Quantitative Equity Fund                 [___]%
Large Cap Relative Value Fund                      [___]%
Large Cap Value Equity Fund                        [___]%
Mid-Cap Equity Fund                                [___]%
Mid-Cap Value Equity Fund                          [___]%
Quality Growth Stock Fund                          [___]%
Small Cap Growth Stock Fund                        [___]%
Small Cap Quantitative Equity Fund                 [___]%

Small Cap Value Equity Fund                        [___]%
Core Bond Fund                                     [___]%
Florida Tax-Exempt Bond Fund                       [___]%
Georgia Tax-Exempt Bond Fund                       [___]%
High Income Fund                                   [___]%
High Quality Bond Fund                             [___]%
Intermediate Bond Fund                             [___]%
Investment Grade Bond Fund                         [___]%
Investment Grade Tax-Exempt Bond Fund              [___]%
Maryland Municipal Bond Fund                       [___]%
North Carolina Tax-Exempt Bond Fund                [___]%
Seix Floating Rate High Income Fund                [___]%
Seix High Yield Fund                               [___]%
Strategic Income Fund                              [___]%
Total Return Bond Fund                             [___]%
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund   [___]%
Ultra-Short Bond Fund                              [___]%
Virginia Intermediate Municipal Bond Fund          [___]%
Virginia Municipal Bond Fund                       [___]%
Balanced Fund                                      [___]%

The Adviser has contractually agreed to waive fees and reimburse expenses with respect to the [to be updated] until at least August 1, 2007 in order to keep total operating expenses of each Fund from exceeding [to be updated]. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The following breakpoints are used in computing the advisory fee:

AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $500 million         None - Full Fee
Next $500 million          5%
Over $1 billion            10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

[Fund names to be inserted]   [___]%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the new advisory breakpoints.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND (1-888-784-3863), or by visiting www.sticlassicfunds.com.

                              INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the Subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2006, the Subadviser had approximately $[__________] billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.

                               PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000. He has managed the Small Cap Value Equity Fund since it began operating in January 1997. He has more than 21 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the Large Cap Quantitative Equity Fund since it began operating in August 2003. He has more than 13 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the Maryland Municipal Bond Fund, Virginia Municipal Bond Fund and the Virginia Intermediate Municipal Bond Fund since August 2000. Mr. Calvert has more than 28 years of investment experience.

Mr. Chris Carter, CFA, has served as a Vice President since joining Trusco in July 2003. He has managed the Georgia Tax-Exempt Bond Fund since August 2003 and the North Carolina Tax-Exempt Bond Fund since March 2005. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Investment Management Company from January 2002 to July 2003, after serving as a Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. He has more than 15 years of investment experience.

Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the Ultra-Short Bond Fund since July 2004, after managing the Fund since it began operating in April 2002. Mr. Corner has also co-managed the U.S. Government Securities Ultra-Short Bond Fund since July 2004, after managing it since it began operating in April 2002. He has more than 19 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund since their inception in February 2004. She has more than 23 years of investment experience.

Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 2000. He has managed the Mid-Cap Equity Fund since September 2004, after co-managing the Fund since February 2003. He has more than 12 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Managing Director of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 19 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the High Income Fund since July 2004 and the Seix Floating Rate High Income Fund since inception. He has also co-managed the Seix High Yield Fund since inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. Prior to joining Seix, Mr. Goudelias was employed at JP Morgan Securities, Inc. as a Senior High Yield Research Analyst from July 1988 to February 2001. He has more than 20 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the Large Cap Relative Value Fund since it began operating in September 1992. He has more than 22 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the High Income Fund, the Seix Floating Rate High Income Fund and the Strategic Income Fund since July 2004. He also has co-managed the Seix High Yield Fund since its inception. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the Ultra-Short Bond Fund since July 2004 and the U.S. Government Securities Ultra-Short Bond Fund since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. Mr. Rhodes has co-managed the equity portion of the Balanced Fund since December 2005; he managed the equity portion of each Fund since June 2000. He has more than 33 years of investment experience.

Ms. Elizabeth G. Pola, CFA, has served as Executive Vice President and Director of Equity Research of Trusco since 2000, and has worked at Trusco since 1983. She has co-managed the Balanced Fund since December 2005. She has more than 24 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000. He has managed the Large Cap Value Equity Fund since April 1995. He has more than 24 years of investment experience.

Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000. He has managed the Florida Tax-Exempt Bond Fund since it began operating in January 1994 and the Investment Grade Tax-Exempt Bond Fund since it began operating in June 1992. He has more than 25 years of investment experience.

Mr. Chad Stephens has served as Vice President of Trusco since December 2000. Mr. Stephens has co-managed the Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund since August, 2006. He has more than 15 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the Balance Fund (fixed income portion only), Total Return Bond Fund and Investment Grade Bond Fund since July 2004. He has also co-managed the Core Bond Fund, the Intermediate Bond Fund since inception, after serving as a portfolio manager for the Fund's predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the Quality Growth Stock Fund since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 33 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the Balanced Fund (fixed income portion only), High Quality Bond Fund, Total Return Bond Fund, and the Investment Grade Bond Fund since July 2004. He has also co-managed the Core Bond Fund and the Intermediate Bond Fund since inception, after serving as a portfolio manager for each Fund's predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1994. She has co-managed the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund since their inception in February 2004. She has more than 11 years of investment experience.

Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the High Quality Stock Fund and the Strategic Income Fund since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 11 years of investment experience.

Mr. Don Wordell, CFA, has served as a Portfolio Manager since joining Trusco in 1996. In addition, Mr. Wordell is a member of the Association for Investment Management & Research and the Orlando Society of Financial Analysts. He has managed the Mid-Cap Value Equity Fund since December 2003, after co-managing it since it began operating in November 2001. He has more than 10 years of investment experience.

Mr. Scott Yuschak, CFA, has served as Vice President and Research Analyst at Trusco since February 2005. He has co-managed the Mid-Cap Equity Fund since February 2006. Prior to joining Trusco, Mr. Yuschak served as a Sector Manager and Equity Analyst at Banc One from July 2000 to January 2005. He has more than 10 years of investment experience.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the Aggressive Growth Stock Fund and Emerging Growth Stock Fund since their inception in February 2004. She has more than 24 years of investment experience. The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

                 PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, redeem or exchange A Shares and C Shares and purchase and sell (sometimes called "redeem") I Shares of the Funds.

HOW TO PURCHASE FUND SHARES -- A SHARES AND C SHARES

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

     -    Mail

     -    Telephone (1-888-STI-FUND (1-888-784-3863)

     -    Wire

     -    Fax (1-800-451-8377)

     -    Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency, as payment for Fund shares. Additionally, bank starter checks are not accepted.

Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors.

You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

HOW TO PURCHASE FUND SHARES -- I SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

     -    assets of a bona fide trust, or

     -    assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares are sold without a sales charge. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES? - A SHARES, C SHARES AND I SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form plus any applicable sales charge. Each Fund calculates its NAV once each Business Day as of the close of trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before the close of the NYSE. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO FINANCIAL INSTITUTIONS OR INTERMEDIARIES AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUNDS CALCULATE NAV - A SHARES, C SHARES AND I SHARES

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Although the Funds invest primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM/MAXIMUM PURCHASES - A SHARES AND C SHARES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS      DOLLAR AMOUNT
-----      -------------
A Shares   $2,000
C Shares   $5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN - A SHARES AND C SHARES

If you have a checking or savings account with a bank, you may purchase shares of A Shares or C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

IN-KIND PURCHASES - I SHARES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND (1-888-784-3863).

CUSTOMER IDENTIFICATION - A SHARES, C SHARES AND I SHARES

FOREIGN INVESTORS

The Funds do not accept investments by non-U.S. persons.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM - A SHARES, C SHARES AND I SHARES

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

SALES CHARGES - A SHARES AND C SHARES

FRONT-END SALES CHARGES - A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

     Aggressive Growth Stock Fund

     Balanced Fund
     Emerging Growth Stock Fund
     Large Cap Quantitative Equity Fund
     Large Cap Relative Value Fund
     Large Cap Value Equity Fund
     Mid-Cap Equity Fund
     Mid-Cap Value Equity Fund
     Quality Growth Stock Fund
     Small Cap Growth Stock Fund
     Small Cap Quantitative Equity Fund
     Small Cap Value Equity Fund

                                    Your Sales Charge as a   Your Sales Charge as a
                                    Percentage of Offering   Percentage of Your Net
If Your Investment is:                      Price*                   Income
----------------------              ----------------------   ----------------------
Less than $50,000                            5.75%                    6.10%
$50,000 but less than $100,000               4.75%                    4.99%
$100,000 but less than $250,000              3.75%                    3.90%
$250,000 but less than $500,000              2.50%                    2.56%
$500,000 but less than $1,000,000            2.00%                    2.04%
$1,000,000 and over                          None                     None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

     Core Bond Fund
     Florida Tax-Exempt Bond Fund
     Georgia Tax-Exempt Bond Fund
     High Income Fund
     High Quality Bond Fund
     Intermediate Bond Fund
     Investment Grade Bond Fund
     Investment Grade Tax-Exempt Bond Fund
     Maryland Municipal Bond Fund
     North Carolina Tax-Exempt Bond Fund
     Seix Floating Rate High Income Fund
     Seix High Yield Fund
     Strategic Income Fund
     Total Return Bond Fund
     U.S. Government Securities Ultra-Short Bond Fund
     Ultra-Short Bond Fund
     Virginia Intermediate Municipal Bond Fund
     Virginia Municipal Bond Fund

                                    Your Sales Charge as a   Your Sales Charge as a
                                    Percentage of Offering   Percentage of Your Net
If Your Investment is:                      Price*                   Income
----------------------              ----------------------   ----------------------
Less than $50,000                            4.75%                    4.99%
$50,000 but less than $100,000               4.50%                    4.71%
$100,000 but less than $250,000              3.50%                    3.63%
$250,000 but less than $500,000              2.50%                    2.56%
$500,000 but less than $1,000,000            2.00%                    2.04%
$1,000,000 and over                          None                     None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT END SALES CHARGE - A SHARES

The front-end sales charge will be waived on A Shares purchased:

     -    through reinvestment of dividends and distributions;

     - through an asset allocation account managed by an affiliate of the Adviser;

     - by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

     - by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

     -    by members of the Funds' Board of Trustees;

     - by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts
          (IRAs) previously with the Trust department of a bank affiliated with the Adviser;

     - by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

     - through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The funds will combine the value of your current purchases with the current market value of any shares previously purchased for

     -    your individual account(s),

     -    your spouse's account(s),

     -    joint account(s) with your spouse,

     -    your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.75% for the following Funds:

     Aggressive Growth Stock Fund
     Balanced Fund
     Emerging Growth Stock Fund
     Large Cap Quantitative Equity Fund
     Large Cap Relative Value Fund
     Large Cap Value Equity Fund
     Mid-Cap Equity Fund
     Mid-Cap Value Equity Fund
     Quality Growth Stock Fund
     Small Cap Growth Stock Fund

     Small Cap Quantitative Equity Fund
     Small Cap Value Equity Fund

and 4.75% for the following Funds:

     Core Bond Fund
     Florida Tax-Exempt Bond Fund
     Georgia Tax-Exempt Bond Fund
     High Income Fund
     High Quality Bond Fund
     Intermediate Bond Fund
     Investment Grade Bond Fund
     Investment Grade Tax-Exempt Bond Fund
     Maryland Municipal Bond Fund
     North Carolina Tax-Exempt Bond Fund
     Seix Floating Rate High Income Fund
     Seix High Yield Fund
     Strategic Income Fund
     Total Return Bond Fund
     U.S. Government Securities Ultra-Short Bond Fund
     Ultra-Short Bond Fund
     Virginia Intermediate Municipal Bond Fund
     Virginia Municipal Bond Fund

of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") -- C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC - C SHARES

The CDSC will be waived if you sell your C Shares for the following reasons:

     - Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

          - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

          -    You die or become disabled after the account is opened;

          -    Redemption must be made within 1 year of such death/disability;

          - The Funds must be notified in writing of such death/disability at time of redemption request;

          - The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

     -    Shares purchased through dividend and capital gains reinvestment.

     -    Participation in the Systematic Withdrawal Plan described below:

          - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

          - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

          - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

     - Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account ("IRA"). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

     - Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

     - Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES - A SHARES AND C SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the

Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES - A SHARES AND C SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

A MEDALLION SIGNATURE GUARANTEE- by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder; or

     - sent to an address or bank account other than the address or bank account of record (the address and/or bank account of record supplied in the initial account application) that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized the changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Program ("NYSE MSP"). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the next NAV determined after the Funds receive your request order in proper form less, in the case of C Shares, any applicable CDSC.

HOW TO SELL YOUR FUND SHARES - I SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

A MEDALLION SIGNATURE GUARANTEE- by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder; or

     - sent to an address or bank account other than the address or bank account of record;

     - sent to an address or bank account that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Program ("NYSE MSP"). Contact your local financial adviser or institution for further assistance.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request order in proper form.

REDEMPTION FEE - A SHARES, C SHARES AND I SHARES

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN - A SHARES AND C SHARES

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY - A SHARES, C SHARES AND I SHARES

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to 7 days. Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO [15] CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND - A SHARES, C SHARES AND I SHARES

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES - A SHARES AND C SHARES

If your account balance drops below the required minimum due to redemptions, you may be required to sell your shares. The account balance minimums are:

CLASS      DOLLAR AMOUNT
-----      -------------
A Shares   $2,000
C Shares   $5,000($2,000 for IRAs)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES -- A SHARES, C SHARES AND I SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES -- A SHARES AND C SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATED OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES -- A SHARES AND C SHARES

When you exchange shares, you are really selling your shares of one fund and buying shares of another Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests in proper form. An exchange from one share class to another share class in the same Fund should not be a taxable event.

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS - A SHARES, C SHARES AND I SHARES

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

     -    redemption checks must be made payable to the registered shareholder;
          and

     - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

                     MARKET TIMING POLICIES AND PROCEDURES -
                         A SHARES, C SHARES AND I SHARES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     - Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

     - The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

     - A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

             REDEMPTION FEE POLICY - A SHARES, C SHARES AND I SHARES

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time. The Funds also reserve the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Funds' Board of Trustees.

               DISTRIBUTION OF FUND SHARES - A SHARES AND C SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

FOR A SHARES:

Each Fund's distribution plan authorizes payment of up to the amount shown under "Maximum Fee" in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under "Current Approved Fee" in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund's A Shares.

                                                             CURRENT
                                             MAXIMUM FEE   APPROVED FEE
                                             -----------   ------------
Aggressive Growth Stock Fund                    0.35%          0.30%
Emerging Growth Stock Fund                      0.35%          0.30%
Large Cap Quantitative Equity Fund              0.25%          0.25%
Large Cap Relative Value Fund                   0.25%          0.25%
Large Cap Value Equity Fund                     0.33%          0.30%
Mid-Cap Equity Fund                             0.35%          0.30%
Mid-Cap Value Equity Fund                       0.35%          0.30%
Quality Growth Stock Fund                       0.35%          0.30%
Small Cap Growth Stock Fund                     0.35%          0.30%
Small Cap Value Equity Fund                     0.33%          0.25%
Small Cap Quantitative Equity Fund              0.30%          0.35%
Core Bond Fund                                  0.25%          0.25%
Florida Tax-Exempt Bond Fund                    0.18%          0.15%
Georgia Tax-Exempt Bond Fund                    0.18%          0.15%
High Income Fund                                0.30%          0.30%
Intermediate Bond Fund                          0.25%          0.25%
Investment Grade Bond Fund                      0.35%          0.30%
Investment Grade Tax-Exempt Bond Fund           0.35%          0.30%
Maryland Municipal Bond Fund                    0.15%          0.15%

                                                             CURRENT
                                             MAXIMUM FEE   APPROVED FEE
                                             -----------   ------------
North Carolina Tax-Exempt Bond Fund             0.15%          0.15%
Seix Floating Rate High Income Fund             0.30%          0.30%
Seix High Yield Fund                            0.25%          0.25%
Strategic Income Fund                           0.35%          0.30%
Virginia Intermediate Municipal Bond Fund       0.15%          0.15%
Virginia Municipal Bond Fund                    0.15%          0.15%
Balanced Fund                                   0.28%          0.28%

For C Shares the maximum distribution fees are 1.00% of the average daily net assets of each Fund.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources or past profits to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related, shareholder services, marketing support or administrative services support. As indicated, payment for these services is solely at the Adviser's or its affiliates' expense and there are no monetary or non-monetary guarantees, arrangements, or agreements of any kind designed in any manner to influence any partner, affiliate or service provider to recommend or sell shares of a Fund in lieu of another investment.

                     DISTRIBUTION OF FUND SHARES - I SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources or past profits to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related, shareholder services, marketing support or administrative services support. As indicated, payment for these services is solely at the Adviser's or its affiliates' expense and there are no monetary or non-monetary guarantees, arrangements, or agreements of any kind designed in any manner to influence any partner, affiliate or service provider to recommend or sell shares of a Fund in lieu of another investment.

          DIVIDENDS AND DISTRIBUTIONS - A SHARES, C SHARES AND I SHARES

Each Fund distributes its net investment income as follows:

     Daily

     Core Bond Fund
     Florida Tax-Exempt Bond Fund
     Georgia Tax-Exempt Bond Fund
     High Income Fund
     High Quality Bond Fund
     Intermediate Bond Fund
     Investment Grade Bond Fund
     Investment Grade Tax-Exempt Bond Fund
     Limited Term Federal Mortgage Securities Fund
     Maryland Municipal Bond Fund
     North Carolina Tax-Exempt Bond Fund
     Seix Floating Rate High Income Fund
     Seix High Yield Fund
     Strategic Income Fund
     Total Return Bond Fund
     U.S. Government Securities Fund
     U.S. Government Securities Ultra-Short Bond Fund
     Ultra-Short Bond Fund
     Virginia Intermediate Municipal Bond Fund
     Virginia Municipal Bond Fund

     Quarterly

     Aggressive Growth Stock Fund
     Balanced Fund
     Emerging Growth Stock Fund
     Large Cap Quantitative Equity Fund
     Large Cap Relative Value Fund
     Large Cap Value Equity Fund
     Mid-Cap Equity Fund
     Mid-Cap Value Equity Fund
     Quality Growth Stock Fund
     Small Cap Growth Stock Fund
     Small Cap Quantitative Equity Fund
     Small Cap Value Equity Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                      TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 and March 31, 2005 and 2006 has been audited by [___]. The Report of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND (1-888-784-3863). The 2006 Annual Report is incorporated by reference into the Statement of Additional Information.

                          [TO BE UPDATED BY AMENDMENT]

           HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

INVESTMENT SUBADVISER:
Zevenbergen Capital Investments LLC
(Aggressive Growth Stock Fund
and Emerging Growth Stock Fund)

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

     Telephone: Shareholder Services             1-888-STI-FUND (1-888-784-3863)
                Broker/Dealer                    1-866-595-2470

     Mail:      STI Classic Funds
                BISYS Fund Services Limited Partnership
                3435 Stelzer Road
                Columbus, Ohio 43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 AUGUST 1, 2006

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated August 1, 2006, as supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                                                   A SHARES   B SHARES   C SHARES   I SHARES
                                                   --------   --------   --------   --------
EQUITY FUNDS
Aggressive Growth Stock Fund                           X                     X          X
Capital Appreciation Fund                              X                     X          X
Emerging Growth Stock Fund                             X                     X          X
International Equity Fund                              X                     X          X
International Equity Index Fund                        X                     X          X
Large Cap Quantitative Equity Fund (formerly,
   Strategic Quantitative Equity Fund)                 X                     X          X
Large Cap Relative Value Fund                          X                     X          X
Large Cap Value Equity Fund                            X                     X          X
Mid-Cap Equity Fund                                    X                     X          X
Mid-Cap Value Equity Fund                              X                     X          X
Quality Growth Stock Fund                              X                     X          X
Small Cap Growth Stock Fund                            X                     X          X
Small Cap Quantitative Equity Fund                     X                     X          X
Small Cap Value Equity Fund                            X                     X          X
BOND FUNDS
Core Bond Fund                                         X                     X          X
High Income Fund                                       X                     X          X
High Quality Bond Fund                                                                  X
Intermediate Bond Fund                                 X                     X          X
Investment Grade Bond Fund                             X                     X          X
Limited Duration Fund                                                                   X
Limited-Term Federal Mortgage Securities Fund          X                     X          X
Seix Floating Rate High Income Fund                    X                     X          X
Seix High Yield Fund                                   X                     X          X
Strategic Income Fund                                  X                     X          X

                                                   A SHARES   B SHARES   C SHARES   I SHARES
                                                   --------   --------   --------   --------
Total Return Bond Fund                                                                  X
Ultra-Short Bond Fund                                                                   X
U.S. Government Securities Ultra-Short Bond Fund                                        X
TAX-EXEMPT BOND FUNDS
Florida Tax-Exempt Bond Fund                           X                     X          X
Georgia Tax-Exempt Bond Fund                           X                     X          X
Investment Grade Tax-Exempt Bond Fund                  X                     X          X
Maryland Municipal Bond Fund                           X                     X          X
North Carolina Tax-Exempt Bond Fund                    X                     X          X
Virginia Intermediate Municipal Bond Fund              X                     X          X
Virginia Municipal Bond Fund                           X                     X          X
ASSET ALLOCATION FUNDS
Balanced Fund                                          X                     X          X
Life Vision Aggressive Growth Fund                     X          X          X          X
Life Vision Conservative Fund                          X          X          X          X
Life Vision Growth and Income Fund                     X          X          X          X
Life Vision Target Date 2015 Fund                      X                     X          X
Life Vision Target Date 2025 Fund                      X                     X          X
Life Vision Target Date 2035 Fund                      X                     X          X

The Equity Funds, Balanced Fund and Life Vision Funds are collectively referred to herein as "Equity Funds" and the Bond Funds and the Tax-Exempt Bond Funds are collectively referred to herein as the "Fixed Income Funds."

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. A Prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND (1-888-784-3863).

                                TABLE OF CONTENTS

THE TRUST ................................................................     1
DESCRIPTION OF PERMITTED INVESTMENTS .....................................     1
INVESTMENT LIMITATIONS ...................................................    31
THE ADVISER ..............................................................    33
THE SUBADVISER ...........................................................    38
THE ADMINISTRATOR ........................................................    39
THE PORTFOLIO MANAGERS ...................................................    44
THE DISTRIBUTOR ..........................................................    53
THE TRANSFER AGENT .......................................................    66
THE CUSTODIAN ............................................................    66
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................    66
LEGAL COUNSEL ............................................................    66
TRUSTEES AND OFFICERS OF THE TRUST .......................................    66
PURCHASING AND REDEEMING SHARES ..........................................    73
DETERMINATION OF NET ASSET VALUE .........................................    74
TAXES ....................................................................    75
FUND TRANSACTIONS ........................................................    80
PORTFOLIO TURNOVER RATE ..................................................    89
PORTFOLIO HOLDINGS .......................................................    91
DESCRIPTION OF SHARES ....................................................    92
VOTING RIGHTS ............................................................    92
SHAREHOLDER LIABILITY ....................................................    93
LIMITATION OF TRUSTEES' LIABILITY ........................................    93
CODES OF ETHICS ..........................................................    93
PROXY VOTING .............................................................    94
5% AND 25% SHAREHOLDERS ..................................................    94
FINANCIAL STATEMENTS .....................................................   126
APPENDIX A - DESCRIPTION OF RATINGS ......................................   A-1
APPENDIX B - PROXY VOTING SUMMARIES ......................................   B-1

                                    THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except the Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Virginia Intermediate Municipal Bond Fund and the Virginia Municipal Bond Fund, is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                      DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' prospectuses under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CORPORATE ISSUES. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest 6 during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs (SM)") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

     1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

     2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

     3. Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

     4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the Funds.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Funds may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multiclass mortgage-backed securities, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates.

Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full.

An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See "When-Issued Securities and Forward Commitment Securities" for more information.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Municipal bonds must be in one of the two highest short-term rating categories by S&P or Moody's or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

     -    FACTORS PERTAINING TO FLORIDA

     Florida's financial position has remained strong in recent years, with healthy tax revenues and General Fund GAAP ending balances. Recovering well from the economic slowdown associated with the national recession, General Fund GAAP balance totaled a significant $3.6 billion at the end of fiscal 2003, up from $3.4 billion and $3.3 billion in fiscal 2001 and 2002, respectively. Due to even stronger than anticipated growth in sales and documentary stamp tax collections, revenue collections continued to be strong in fiscal 2004, exceeding estimates by 1.9% and prior year results by 9.2%. Unaudited financial statements estimate the General Fund GAAP ending balance for fiscal 2004 at a significant $4.9 billion. With the anticipated continued economic recovery, the State's robust real estate market and the increased spending dedicated to hurricane-related damages, the State projects general fund receipts will continue to increase in fiscal 2005

     (8.2%) and fiscal 2006 (3.6%). In keeping with its conservative budget practices, Florida was also one of few states that maintained significant reserves throughout the recession, with a Budget Stabilization Fund totaling $966 million at the end of fiscal 2004. Florida survived the national recession in good condition, maintained healthy General Fund balances and continues to experience strong revenue growth.

     With the improved economy and the subsequent employment growth experienced in the State, the unemployment rate has also decreased, remaining well below the national rate. Florida's May 2005 unemployment rate was 4.1% compared to the national average of 5.1% for that month. The outlook for Florida's general obligation bonds is stable. Florida's financial performance has exceeded expectations over recent years, its economy has continued to strengthen, and its debt load, while growing, has remained within the State's debt policy limits.

     In January 2005, Moody's upgraded Florida's general obligation rating to Aa1 from Aa2, affecting approximately $11 billion in general obligation and related debt. The rating upgrade is based on Florida's better than expected economic and financial performance in recent years. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

     -    FACTORS PERTAINING TO GEORGIA

     Georgia ended fiscal year 2005 with a budget surplus as revenue collections for the year exceeded 2004 levels by 8%. A portion of the surplus will be used to replenish reserves depleted over the past two years. Revenue growth during the year was led by corporate income taxes (up 44%), sales and use taxes (up 7.2%), and individual income taxes (up 6.6%). Governor Sonny Perdue's $16.3 billion 2005 general fund budget was enacted based on 6.1% revenue growth over fiscal 2004 levels and a 1.8% increase in state appropriations.

     The State's unemployment rate for May 2005 was 5.2%, slightly above the national average of 5.1% for that month.

     Georgia's general obligation debt continues to carry "Aaa/AAA" ratings from Moody's, Standard and Poor's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

     -    FACTORS PERTAINING TO MARYLAND

     Maryland's economy continues a steady expansion that began after the national recession several years ago. Port of Baltimore activity, proximity to the vibrant Washington D.C. economy, and higher defense and homeland security spending by the Federal Government all benefit the State's economy. Spending by the Federal Government is the primary driver of activity though tourism is growing and is expected to continue at a strong pace. Manufacturing provided only 5.4% of employment in 2005, about one half of the amount that manufacturing represented on a national basis. Promising developments include growth in aerospace, medical research, security and distribution industries. Military base closure and relocation is expected to bring a net increase in related employment in coming years. The unemployment rate was 4.2% for 2005, compared to the national level of 5.1%, while 2004 per capita income at nearly 120% of the national average ranked Maryland the 4th wealthiest state.

     State revenues began improving in 2004 following two years of weakness. Fiscal 2004 General Fund revenue grew by 9.4% over 2003, including legislative changes, and fiscal 2005 revenue growth was 13.2%. Slower growth is budgeted for 2006, still producing healthy reserves and general fund balances. Revenues are expected to be strong again in 2007, however, spending increases are significant for public and higher education, Medicaid, and a proposal under consideration to begin funding post retirement health benefits which are significant.

     Maryland's general obligation debt is rated triple-A by Moody's, Standard & Poor's and Fitch Ratings. According to Moody's, the State is one of the more heavily indebted states, ranking 17th, in 2005 on a per capita basis, however, the ranking is closer to the national median (21st) when debt is compared to the State's high personal income. The State's tax supported debt is limited by the Constitution to 15 year terms, assuring a rapid payout and replenishment of debt capacity. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

     -    FACTORS PERTAINING TO NORTH CAROLINA

     In a June 2005 report, Moody's Investors Service noted North Carolina's improving economic and financial performance over the last year and praised its history of strong financial management, while acknowledging the challenges posed by a structural budget imbalance and rising debt burden. Revenue collections for fiscal year 2004 exceeded 2003 levels by 5.4%. Governor Mike Easley's 2003-2005 budget was enacted based on 5.4% revenue growth for 2005. As of May 31, 2005, revenues were 11.5% above fiscal 2004 levels for the same period, according to Moody's.

     The State's unemployment rate for May 2005 was 5.1%, matching the national average for that month, and down from 5.6% in May 2004.

     North Carolina's general obligation debt carries "AAA" ratings from Standard and Poor's and Fitch, while Moody's awards a "Aa1" rating with a "positive outlook." These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

     -    FACTORS PERTAINING TO VIRGINIA

     Virginia's economy and employment has grown at a pace exceeding the nation in most years with construction, professional and business services, and retail contributing to employment growth. The technology sector employment was affected by the slowdown in the early 2000s but rebounded nicely in 2004 and 2005. The State has lost manufacturing jobs in textiles and furniture, areas hard hit by imports. Federal spending on defense and homeland security has been an important factor in the regional economies of Northern Virginia and Hampton Roads. Numerous tourist attractions add strength and diversity to the economy and Virginia has benefited from above average home price appreciation and below average mortgage delinquencies. The State's unemployment rate was 3.3% in December 2005 compared to the national rate of 4.9%, a relationship that has existed for many years. Similarly, personal income per capita was $36,175 in 2004, the highest in the Southeastern region and 109% of the national average. Personal income growth has exceeded national rates of growth each year since 2001.

     The 2005-2006 Biennial Budget restored fiscal stability with an increase in the statewide sales tax rate of 1/2 of 1%, combined with spending restraint and a cap on the car tax relief program that was draining state revenues and contributing to a budget that had been structurally out of balance. Revenues grew by 17% in 2005 compared to 2004 and for the fiscal year ending June 30, 2006 General Fund revenue growth of 6.1% was budgeted. Through January revenues were ahead of budget, up 11.2%. It is expected that the State will end the fiscal year with reserve funds at the highest level in history.

     According to Moody's Investors Service, the State's tax supported debt remains below national averages as measured by debt per capita and debt as a percentage of personal income. Moody's, Standard & Poor's and Fitch Ratings all assign Virginia's general obligation debt a triple-A rating. Moody's states that Virginia's credit strengths are its tradition of conservative fiscal management, a diversified economy and low debt burden.

     These ratings reflect only the State's credit and do not indicate the creditworthiness of all of the securities in which the Funds may invest. Furthermore, it cannot be assumed that these ratings will be maintained.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the

Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

     - BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     - CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     - TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a passthrough vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or longterm loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for taxfree pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

REVOLVING CREDIT FACILITIES ("REVOLVERS"). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund's limitation on illiquid investments.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for a vote which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index ("SAMI") is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

     - U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

     - RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     - TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

     - ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

     - U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

     - U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

Although a Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

A Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to the 80% investment policy of the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, the following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:

1. With respect to each Fund, except the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, any change to a Fund's investment policy of investing at least 80% of such Fund's net assets in securities of companies in a specific market sector is subject to 60 days prior notice to shareholders.

2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

4. No Life Vision Fund currently intends to sell securities short.

5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

7. The Core Bond Fund, Intermediate Bond Fund, Limited Duration Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund may not invest, at the time of purchase, in the securities of any company which has a primary line of business in the manufacture and sale of tobacco products.

8. The Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward TBA mortgage commitments.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser is responsible for making investment decisions for the Funds (except for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund) and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the subadviser's adherence to its investment style. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50

Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2006, the Adviser had discretionary management authority with respect to approximately $[________] billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Large Cap Value Equity Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund and Small Cap Value Equity Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements (each, an "Advisory Agreement" and, together, the "Advisory Agreements").

For the periods prior to May 29, 2004, Seix Investment Advisors, Inc. ("Seix") served as the investment adviser to the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund, and Seix Limited Duration Fund (each a "Predecessor Fund" and together the "Predecessor Funds"), the predecessors of the Core Bond Fund, Intermediate Bond Fund, Seix High Yield Fund and Limited Duration Fund (the "Seix Funds"), respectively.

Under the terms of each Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of each Advisory Agreement, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets as follows:

FUND                                                                        FEES
----                                                                        ----
Aggressive Growth Stock Fund                                               1.10%
Balanced Fund                                                              0.85%
Capital Appreciation Fund                                                  0.97%
Classic Institutional Short-Term Bond Fund                                 0.40%

FUND                                                                        FEES
----                                                                        ----
Core Bond Fund                                                             0.25%
Emerging Growth Stock Fund                                                 1.10%
Florida Tax-Exempt Bond Fund                                               0.55%
Georgia Tax-Exempt Bond Fund                                               0.55%
High Income Fund                                                           0.60%
High Quality Bond Fund                                                     0.40%
Intermediate Bond Fund                                                     0.25%
International Equity Fund                                                  1.15%
International Equity Index Fund                                            1.15%
Investment Grade Bond Fund                                                 0.50%
Investment Grade Tax-Exempt Bond Fund                                      0.50%
Large Cap Quantitative Equity Fund                                         0.85%
Large Cap Relative Value Fund                                              0.85%
Large Cap Value Equity Fund                                                0.80%
Life Vision Aggressive Growth Fund                                         0.10%
Life Vision Conservative Fund                                              0.10%
Life Vision Growth and Income Fund                                         0.10%
Life Vision Moderate Growth Fund                                           0.10%
Life Vision Target Date 2015 Fund                                          0.10%
Life Vision Target Date 2025 Fund                                          0.10%
Life Vision Target Date 2035 Fund                                          0.10%
Limited Duration Fund                                                      0.10%
Limited-Term Federal Mortgage Securities Fund                              0.50%
Maryland Municipal Bond Fund                                               0.55%
Mid-Cap Equity Fund                                                        1.00%
Mid-Cap Value Equity Fund                                                  1.00%
North Carolina Tax-Exempt Bond Fund                                        0.55%
Quality Growth Stock Fund                                                  0.85%
Seix Floating Rate High Income Fund
Seix High Yield Fund                                                       0.45%
Small Cap Growth Stock Fund                                                1.15%
Small Cap Value Equity Fund                                                1.15%
Strategic Income Fund                                                      0.60%
Total Return Bond Fund                                                     0.35%
Ultra-Short Bond Fund                                                      0.22%
U.S. Government Securities Ultra-Short Bond Fund                           0.20%
Virginia Intermediate Municipal Bond Fund                                  0.55%
Virginia Municipal Bond Fund                                               0.55%

The above fees are also subject to the following breakpoint discounts:

     Equity and Bond Funds:

     First $500 million = full fee
     Next $500 million = 5% discount from full fee
     Over $1.0 billion = 10% discount from full fee

As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.

For the year ended March 31, 2006, the fiscal period ended March 31, 2005, and the fiscal years ended May 31, 2004, 2003, the Funds, except the Seix Funds, paid the following advisory fees:

                                               FEES PAID ($)                             FEES WAIVED ($)
                               ---------------------------------------------   ----------------------------------
FUND*                          2006**     2005**        2004         2003      2006    2005**     2004      2003
-----                          ------   ----------   ----------   ----------   ----   -------   -------   -------
Aggressive Growth Stock Fund               468,000       26,000          ***           83,000    10,000       ***
Balanced Fund                            2,330,000    3,000,000    2,638,000           73,000    91,000    81,000
Capital Appreciation Fund               16,606,000   16,252,000   14,174,000          289,000   284,000   251,000
Classic Institutional
   Short-Term Bond Fund                    169,000      162,000       68,000           85,000    68,000    48,000
Emerging Growth Stock Fund                 173,000       19,000          ***           38,000     9,000       ***
Florida Tax-Exempt Bond Fund               988,000    1,219,000    1,021,000           62,000    90,000    76,000
Georgia Tax-Exempt Bond Fund               597,000      724,000      685,000           38,000    54,000    51,000
High Income Fund                           809,000    1,173,000      600,000          152,000   271,000   139,000
High Quality Bond Fund                     547,000      252,000          ***          120,000    57,000       ***
International Equity Fund                4,272,000    3,256,000    2,639,000                0         0         0
International Equity Index
   Fund                                  3,208,000    2,651,000    2,013,000          318,000   278,000   212,000
Investment Grade Bond Fund               3,714,000    5,400,000    6,625,000          101,000   155,000   193,000
Investment Grade Tax-Exempt
   Bond Fund                             1,640,000    1,740,000    1,522,000           67,000    79,000    69,000
Large Cap Relative Value
   Fund                                  7,265,000    7,647,000    6,313,000                0         0         0
Large Cap Value Equity Fund              5,943,000    6,572,000    5,640,000                0         0         0
Life Vision Aggressive
   Growth Fund                              98,000       44,000       26,000           51,000    51,000    42,000
Life Vision Conservative
   Fund                                     12,000        4,000            0           22,000     6,000         0
Life Vision Growth and
   Income Fund                             210,000      111,000       84,000           93,000    90,000    75,000
Life Vision Moderate Growth
   Fund                                    310,000      173,000      122,000          136,000   128,000    94,000
Life Vision Target Date 2015
   Fund                                        ***          ***          ***              ***       ***       ***

                                               FEES PAID ($)                             FEES WAIVED ($)
                               ---------------------------------------------   ----------------------------------
FUND*                          2006**     2005**        2004         2003      2006    2005**     2004      2003
-----                          ------   ----------   ----------   ----------   ----   -------   -------   -------
Life Vision Target Date 2025
   Fund                                        ***          ***          ***              ***       ***       ***
Life Vision Target Date 2035
   Fund                                        ***          ***          ***              ***       ***       ***
Limited-Term Federal
   Mortgage Securities Fund              2,672,000    3,393,000    1,875,000          206,000   281,000   156,000
Maryland Municipal Bond Fund               250,000      312,000      359,000           41,000    44,000    50,000
Mid-Cap Equity Fund                      2,064,000    2,153,000    1,661,000           37,000    48,000    37,000
Mid-Cap Value Equity Fund                1,948,000    1,556,000    1,263,000          156,000   135,000   110,000
North Carolina Tax- Exempt
   Bond Fund                               138,000          ***          ***           21,000       ***       ***
Quality Growth Stock Fund                1,874,000    3,168,000    3,593,000           46,000         0         0
Small Cap Growth Stock Fund              8,788,000    9,361,000    5,975,000                0         0         0
Small Cap Value Equity Fund              7,224,000    7,677,000    6,017,000                0         0         0
Strategic Income Fund                    1,649,000    1,674,000      873,000          194,000   222,000   116,000
Large Cap Quantitative
   Equity Fund                             782,000      355,000          ***          101,000    77,000       ***
Total Return Bond Fund                     218,000       86,000          ***           49,000    29,000       ***
Ultra-Short Bond Fund                      969,000    1,355,000      216,000          581,000   812,000   325,000
U.S. Government Securities
   Fund                                  2,005,000    2,221,000    1,846,000           83,000   101,000    85,000
U.S. Government Securities
   Ultra-Short Bond Fund                   321,000      537,000       86,000          225,000   375,000   198,000
Virginia Intermediate
   Municipal Bond Fund                   1,027,000    1,316,000    1,368,000                0         0         0
Virginia Municipal Bond Fund               296,000      388,000      445,000                0         0         0

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** With respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***  Not in operation during the period.

For the fiscal period November 1, 2004 through March 31, 2005 and the period May 29, 2004 through October 31, 2004, the Predecessor Funds and the Seix Funds paid the following advisory fees to Trusco:

                                                      FEES WAIVED
                             FEES PAID ($)         OR REIMBURSED($)
                         ---------------------   --------------------
                          11/1/04-    5/29/04-    11/1/04-   5/29/04-
FUND*                    3/31/05**    10/31/04   3/31/05**   10/31/04
-----                    ---------   ---------   ---------   --------
Core Bond Fund             176,000      61,335          0      26,902
Intermediate Bond Fund      48,000      37,464          0      18,253
Seix High Yield Fund     3,210,000   3,322,887    409,000     631,229
Limited Duration Fund       46,000      60,035          0      38,919

* Prior to October 11, 2004, the Seix Funds were the Seix Core Bond Fund, the Seix Intermediate Bond Fund, the Seix High Yield Fund and the Seix Limited Duration Fund.

** Effective February 15, 2005, each Seix Fund changed its fiscal year end from October 31 to March 31.

For the period November 1, 2003 through May 28, 2004 and the fiscal year ended October 31, 2003, the Predecessor Funds paid the following advisory fees to
Seix:

                                                         FEES WAIVED
                                   FEES PAID($)        OR REIMBURSED($)
                              ---------------------   -----------------
FUND                             2004        2003       2004      2003
----                          ---------   ---------   -------   -------
Seix Core Bond Fund              74,501     125,175    50,633    32,605
Seix Intermediate Bond Fund      42,031      73,614    28,260    33,623
Seix High Yield Fund          3,796,419   2,587,237   600,283   637,126
Seix Limited Duration Fund       99,393      92,496    48,105    54,027

     THE SUBADVISER

GENERAL. Zevenbergen Capital Investments LLC (the "Subadviser") serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Adviser has a controlling interest in the Subadviser because it owns a majority of its shares. The principal business address of the Subadviser is 601 Union Street, Suite 4600, Seattle, Washington 98101. As of June 30, 2006, the Subadviser had approximately $[__________] billion of assets under management.

INVESTMENT SUBADVISORY AGREEMENT. The Adviser and the Subadviser have entered into an investment subadvisory agreement (the "Subadvisory Agreement") under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, subject to the supervision of, and policies established by, the Adviser and the Trustees of the Trust. After the initial two year term, the continuance of the Subadvisory Agreement with respect to either Fund must be specifically approved at least annually by
(i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to either Fund, by a majority of the outstanding shares of that Fund, (ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. The Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SUBADVISORY FEES PAID TO THE SUBADVISER. For its services under the Subadvisory Agreement, the Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005 and fiscal year ended May 31, 2004, the Subadviser received subadvisory fees for the Aggressive Growth Stock Fund of $[__________], $207,000 and $7,000, respectively, and for the Emerging Growth Stock Fund of $[__________], $77,000 and $7,000, respectively.

                                THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-today administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES TO BE PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds,
2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.

Prior to July 26, 2004, the Funds, except the Seix Funds, were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

Prior to October 11, 2004, the Predecessor Funds were subject to a separate administration agreement (the "Predecessor Administration Agreement") between the Predecessor Funds and Investors Bank & Trust Company ("IBT"). Under the Predecessor Administration Agreement, IBT was entitled to a fee, at an annual rate of 0.07% of net assets, but with a minimum annual payment of $100,000 for the four Predecessor Funds together, and reimbursement of out-of-pocket expenses.

For the fiscal year ended March 31, 2006 and the fiscal period from July 26, 2004 through March 31, 2005, the Funds, except the Seix Funds, paid the following administrative fees to the Administrator:

                                   FEES PAID ($)   FEES WAIVED ($)    FEES PAID ($)    FEES WAIVED ($)
FUND*                                   2006             2006        7/26/04-3/31/05   7/26/04-3/31/05
-----                              -------------   ---------------    -------------    ---------------
Aggressive Growth Stock Fund                                               9,000               0
Balanced Fund                                                             53,000               0
Capital Appreciation Fund                                                322,000               0
Classic Institutional
   Short-Term Bond Fund                                                    6,000               0
Emerging Growth Stock Fund                                                 4,000               0
Florida Tax-Exempt Bond Fund                                              34,000               0
Georgia Tax-Exempt Bond Fund                                              20,000               0
High Income Fund                                                          22,000               0
High Quality Bond Fund                                                    22,000               0
International Equity Fund                                                 78,000               0
International Equity Index Fund                                           81,000               0
Investment Grade Bond Fund                                               111,000               0
Investment Grade Tax-Exempt
   Bond Fund                                                              50,000               0
Large Cap Relative Value Fund                                            181,000               0
Large Cap Value Equity Fund                                              167,000               0
Life Vision Aggressive Growth
   Fund                                                                    8,000               0
Life Vision Conservative Fund                                              1,000               0
Life Vision Growth and Income
   Fund                                                                   19,000               0
Life Vision Moderate Growth Fund                                          28,000               0

                                   FEES PAID ($)   FEES WAIVED ($)    FEES PAID ($)    FEES WAIVED ($)
FUND*                                   2006             2006        7/26/04-3/31/05   7/26/04-3/31/05
-----                              -------------   ---------------    -------------    ---------------
Life Vision Target Date 2015
   Fund                                                                      ***             ***
Life Vision Target Date 2025
   Fund                                                                      ***             ***
Life Vision Target Date 2035
   Fund                                                                      ***             ***
Limited-Term Federal Mortgage
   Securities Fund                                                        91,000               0
Maryland Municipal Bond Fund                                               8,000               0
Mid-Cap Equity Fund                                                       40,000               0
Mid-Cap Value Equity Fund                                                 35,000               0
North Carolina Tax-Exempt Bond
   Fund**                                                                 43,000               0
Quality Growth Stock Fund                                                 35,000               0
Small Cap Growth Stock Fund                                              172,000               0
Small Cap Value Equity Fund                                              140,000               0
Strategic Income Fund                                                     44,000               0
Large Cap Quantitative Equity
   Fund                                                                   15,000               0
Total Return Bond Fund                                                    11,000               0
Ultra-Short Bond Fund                                                     43,000               0
U.S. Government Securities                                                18,000               0
Ultra-Short Bond Fund
Virginia Intermediate Municipal
   Bond Fund                                                              35,000               0
Virginia Municipal Bond Fund                                              10,000               0

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** Represents fees paid during the period March 21, 2005 (the commencement of operations) through March 31, 2005.

***  Not in operation during the period.

For the period June 1, 2004 through July 25, 2004, and for the fiscal years ended May 31, 2004 and 2003, the Funds, except the Seix Funds, paid the following administrative fees to SEI:

                                                          FEES PAID ($)
                                                   ---------------------------
                                                   6/1/04-
FUND                                               7/25/04     2004      2003
----                                               -------   -------   -------
Aggressive Growth Stock Fund                         3,000     2,000         *
Balanced Fund                                       33,000   223,000   197,000
Capital Appreciation Fund                          176,000   986,000   864,000
Classic Institutional Short-Term Bond Fund           4,000    19,000    13,000
Emerging Growth Stock Fund                           1,000     2,000         *
Florida Tax-Exempt Bond Fund                        19,000   138,000   117,000
Georgia Tax-Exempt Bond Fund                        12,000    82,000    78,000
High Income Fund                                    14,000   124,000    64,000
High Quality Bond Fund                              15,000    35,000         *
International Equity Fund                           37,000   179,000   146,000
International Equity Index Fund                     39,000   223,000   170,000
Investment Grade Bond Fund                          64,000   514,000   635,000
Investment Grade Tax-Exempt Bond Fund               26,000   168,000   148,000
Large Cap Relative Value Fund                       96,000   582,000   483,000
Large Cap Value Equity Fund                         88,000   563,000   486,000
Life Vision Aggressive Growth Fund                   5,000    26,000    19,000
Life Vision Conservative Fund                        1,000     3,000         0
Life Vision Growth and Income Fund                  10,000    55,000    44,000
Life Vision Moderate Growth Fund                    14,000    83,000    60,000
Life Vision Target Date 2015 Fund                        *         *         *
Life Vision Target Date 2025 Fund                        *         *         *
Life Vision Target Date 2035 Fund                        *         *         *
Limited-Term Federal Mortgage Securities Fund       33,000   387,000   215,000

                                                          FEES PAID ($)
                                                   ---------------------------
                                                   6/1/04-
FUND                                               7/25/04     2004      2003
----                                               -------   -------   -------
Maryland Municipal Bond Fund                         5,000    37,000    43,000
Mid-Cap Equity Fund                                 21,000   131,000   102,000
Mid-Cap Value Equity Fund                           17,000    93,000    76,000
North Carolina Tax-Exempt Bond Fund                      *         *         *
Quality Growth Stock Fund                           24,000   189,000   215,000
Small Cap Growth Stock Fund                         89,000   558,000   358,000
Small Cap Value Equity Fund                         76,000   458,000   361,000
Strategic Income Fund                               22,000   153,000    80,000
Large Cap Quantitative Equity Fund                   8,000    26,000         *
Total Return Bond Fund                               5,000    13,000         *
Ultra-Short Bond Fund                               25,000   186,000    75,000
U.S. Government Securities Ultra-Short Bond Fund    11,000    92,000    49,000
Virginia Intermediate Municipal Bond Fund           20,000   139,000   145,000
Virginia Municipal Bond Fund                         6,000    41,000    47,000

*    Not in operation during the period.

For the fiscal year ended March 31, 2006 and the fiscal period November 1, 2004 through March 31, 2005 and the period October 11 through October 31, 2004, the Seix Funds paid the following administration fees to the Administrator:

                                FEES PAID ($)
                         --------------------------
                                11/1/04-   5/29/04-
FUND                     2006   3/31/05*   10/31/04
----                     ----   --------   --------
Core Bond Fund                    19,000       890
Intermediate Bond Fund             5,000       560
Seix High Yield Fund             173,000    25,879
Limited Duration Fund             12,000     2,044

* Effective February 15, 2005, each Fund changed its fiscal year end from October 31 to March 31.

For the period November 1, 2003 through October 10, 2004 and the fiscal years ended October 31, 2003 and 2002, the Predecessor Funds paid the following administration fees to IBT:

                                      FEES PAID ($)             FEES REIMBURSED($)
                              ----------------------------   -----------------------
                               11/1/03-                      11/1/03-
FUND                           10/10/04     2003     2002    10/10/04   2003    2002
----                          ---------   -------   ------   --------   ----   -----
Seix Core Bond Fund              38,054    31,882   64,743       0        0    2,197
Seix Intermediate Bond Fund      23,124    20,502   26,988       0        0    2,087
Seix High Yield Fund          1,006,266   361,051   21,521       0        0        0
Seix Limited Duration Fund      106,165    64,647      100*      0        0        0

*    From commencement of operations on October 25, 2002.

                             THE PORTFOLIO MANAGERS

Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds ("portfolio managers"). All information is as of March 31, 2006.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

                                          NUMBER OF OTHER ACCOUNTS MANAGED/          OTHER ACCOUNTS WITH
                                             TOTAL ASSETS IN ACCOUNTS ($)          PERFORMANCE-BASED FEES
                                     -------------------------------------------   ----------------------
                                     REGISTERED       OTHER POOLED
         NAME OF PORTFOLIO           INVESTMENT   INVESTMENT VEHICLES     OTHER     NUMBER &     TOTAL
      MANAGER/NAME OF FUND(S)         COMPANIES         ("PIV")         ACCOUNTS    CATEGORY   ASSETS($)
      -----------------------        ----------   -------------------   --------    --------   ---------
Andrew Atkins/ International
Equity Index Fund

Brett Barner/Small Cap Value
Equity Fund

Edward E. Best/ Large Cap
Quantitative Equity Fund

Brooke de Boutray/Aggressive
Growth Stock Fund and Emerging
Growth Stock Fund

Joseph Calabrese/ Limited Duration
Fund, Limited- Term Federal
Mortgage Securities Fund and U.S.
Government Securities Fund

George E. Calvert/Maryland

                                          NUMBER OF OTHER ACCOUNTS MANAGED/
                                             TOTAL ASSETS IN ACCOUNTS ($)            OTHER ACCOUNTS WITH
                                     -------------------------------------------   PERFORMANCE-BASED FEES
                                     REGISTERED       OTHER POOLED                 ----------------------
         NAME OF PORTFOLIO           INVESTMENT   INVESTMENT VEHICLES     OTHER     NUMBER &     TOTAL
      MANAGER/NAME OF FUND(S)         COMPANIES         ("PIV")         ACCOUNTS    CATEGORY   ASSETS($)
      -----------------------        ----------   -------------------   --------    --------   ---------
Municipal Bond Fund, Virginia
Municipal Bond Fund and Virginia
Intermediate Municipal Bond Fund

Chris Carter/Georgia Tax-Exempt
Bond Fund and North Carolina Tax-
Exempt Bond Fund

Robert W. Corner/ Classic
Institutional Short-Term Bond
Fund, Ultra-Short Bond Fund and
U.S. Government Securities
Ultra-Short Bond Fund

Chad Deakins/ International Equity
Index Fund, International Equity
Fund and Mid-Cap Equity Fund

Gregory A. Fraser/ Life Vision
Aggressive Growth Fund, Life
Vision Conservative Fund, Life
Vision Growth and Income Fund,
Life Vision Moderate Growth Fund,
Life Vision Target Date 2015 Fund,
Life Vision Target Date 2025 Fund
and Life Vision Target Date 2035
Fund

Mark D. Garfinkel/ Small Cap
Growth Stock Fund

Alan M. Gayle/Life Vision
Aggressive Growth Fund, Life
Vision Conservative Fund, Life
Vision Growth and Income

                                          NUMBER OF OTHER ACCOUNTS MANAGED/
                                             TOTAL ASSETS IN ACCOUNTS ($)            OTHER ACCOUNTS WITH
                                     -------------------------------------------   PERFORMANCE-BASED FEES
                                     REGISTERED       OTHER POOLED                 ----------------------
         NAME OF PORTFOLIO           INVESTMENT   INVESTMENT VEHICLES     OTHER     NUMBER &     TOTAL
      MANAGER/NAME OF FUND(S)         COMPANIES         ("PIV")         ACCOUNTS    CATEGORY   ASSETS($)
      -----------------------        ----------   -------------------   --------    --------   ---------
Fund, Life Vision Moderate Growth
Fund, Life Vision Target Date 2015
Fund, Life Vision Target Date 2025
Fund and Life Vision Target Date
2035 Fund

George Goudelias/ Seix High Yield
Fund and High Income Fund

Jeffrey A. Markunas/Large Cap
Relative Value Fund

Michael McEachern/High Yield Fund,
High Income Fund and Strategic
Income Fund

H. Rick Nelson/ Classic
Institutional Short-Term Bond
Fund, Short-Term U.S Treasury
Securities Fund, Ultra-Short Bond
Fund and U.S. Government
Securities Ultra- Short Bond Fund

Robert J. Rhodes/ Balanced Fund
and Capital Appreciation Fund

Mills Riddick/ Large Cap Value
Equity Fund

Ronald Schwartz/ Florida
Tax-Exempt Bond Fund and
Investment Grade Tax-Exempt Bond
Fund

Chad Stephens/Short-Term U.S.
Treasury Securities Fund

                                          NUMBER OF OTHER ACCOUNTS MANAGED/
                                             TOTAL ASSETS IN ACCOUNTS ($)            OTHER ACCOUNTS WITH
                                     -------------------------------------------   PERFORMANCE-BASED FEES
                                     REGISTERED       OTHER POOLED                 ----------------------
         NAME OF PORTFOLIO           INVESTMENT   INVESTMENT VEHICLES     OTHER     NUMBER &     TOTAL
      MANAGER/NAME OF FUND(S)         COMPANIES         ("PIV")         ACCOUNTS    CATEGORY   ASSETS($)
      -----------------------        ----------   -------------------   --------    --------   ---------
John Talty/ Balanced Fund, Core
Bond Fund, Intermediate Bond Fund,
Investment Grade Bond Fund,
Limited Duration fund,
Limited-Term Federal Mortgage
Securities Fund, Total Return Bond
Fund and U.S. Government
Securities Fund

Parker W. Thomas/ Quality Growth
Stock Fund

Perry Troisi/ Balanced Fund, Core
Bond Fund, High Quality Bond Fund,
Intermediate Bond Fund, Investment
Grade Bond Fund and Total Return
Bond Fund

Leslie Tubbs/Aggressive Growth
Stock Fund and Emerging Growth
Stock Fund

Adrien Webb/High Quality Bond
Fund, Strategic Income Fund

Don Wordell/Mid-Cap Value Equity
Fund

Nancy Zevenbergen/Aggressive
Growth Stock Fund and Emerging
Growth Stock Fund

POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's dual management of both a Fund and the other accounts appearing in the table above may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or an account if one account is favored over another in allocating the securities purchased or sold. The Adviser and the Subadviser each have established policies and procedures to ensure that the purchase and sale of securities among all funds and accounts it manages are allocated in a manner the Adviser or Subadviser believes is fair and equitable.

PORTFOLIO MANAGER COMPENSATION STRUCTURE.

Portfolio Managers of the Adviser. Portfolio managers earn competitive salaries from the Adviser. In addition, portfolio managers (other than Messrs. Calabrese, Goudelias, McEachern, Rhodes, Talty and Troisi) are eligible to receive bonuses based on the performance of the specific Funds they manage and not on the performance of all Funds of the Trust or of other accounts they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant Fund's pre-tax total returns to that same Fund's benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple Funds, each Fund is weighted based on the following criteria: each Fund's market value, its relative strategic importance to the Adviser and its clients, as well as its potential asset growth.

Messrs. Calabrese, Goudelias, McEachern, Talty and Troisi receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a calendar year. The method for determining these portfolio managers' compensation for the Funds is the same as for any other account they manage.

Mr. Rhodes is eligible to receive incentive compensation by his participation in a non-qualified profit sharing plan sponsored by the Adviser which consists of a portion of the Adviser's net profits. As a plan participant, Mr. Rhodes is eligible to receive an allocation of a pre-determined percentage of this profit sharing pool, a portion of which is guaranteed. Eligibility for an award of the remaining portion is the result of a qualitative assessment of both his job performance and the investment performance of the Funds under his management. The criteria used to determine any award for the investment performance of those Funds are the same criteria applicable to other portfolio managers as set forth above.

All full-time employees of the Adviser, including the Funds' portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

     - 401 Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

     - Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

     - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

Portfolio Managers of the Subadviser. The Subadviser's compensation package for its portfolio managers is comprised of base salary and bonus. The portfolio managers receive a salary commensurate with the individual's experience and responsibilities with the firm. Each portfolio manager is eligible for an annual bonus based on the Subadviser's overall profitability. Components of the Subadviser's overall profitability are investment performance, client retention and asset growth. In addition, the portfolio managers are eligible for and may participate in both defined benefit and defined contribution retirement plans which are available to other full-time employees of the Subadviser on substantially similar terms.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager.

                                                                            RANGE OF SECURITIES
NAME OF PORTFOLIO MANAGER              NAME OF FUND(S) MANAGED                     OWNED
-------------------------              -----------------------              -------------------
Andrew Atkins               International Equity Index Fund

Brett Barner                Small Cap Value Equity Fund

Edward E. Best              Large Cap Quantitative Equity Fund

Brooke de Boutray           Aggressive Growth Stock Fund
                            Emerging Growth Stock Fund

Joseph Calabrese            Limited Duration Fund
                            Limited-Term Federal Mortgage Securities Fund
                            U.S. Government Securities Fund

George E. Calvert           Maryland Municipal Bond Fund
                            Virginia Municipal Bond Fund
                            Virginia Intermediate Municipal Bond Fund

Chris Carter                Georgia Tax-Exempt Bond Fund
                            North Carolina Tax-Exempt Bond Fund

Robert W. Corner            Classic Institutional Short-Term Bond Fund

                                                                            RANGE OF SECURITIES
NAME OF PORTFOLIO MANAGER              NAME OF FUND(S) MANAGED                     OWNED
-------------------------              -----------------------              -------------------
                            Ultra-Short Bond Fund
                            U.S. Government Securities Ultra-Short Bond
                            Fund

Chad Deakins                International Equity Index Fund
                            International Equity Fund
                            Mid-Cap Equity Fund

Gregory A. Fraser           Life Vision Aggressive Growth Fund
                            Life Vision Conservative Fund
                            Life Vision Growth and Income Fund
                            Life Vision Moderate Growth Fund
                            Life Vision Target Date 2015 Fund
                            Life Vision Target Date 2025 Fund
                            Life Vision Target Date 2035 Fund

Mark D. Garfinkel           Small Cap Growth Stock Fund

Alan M. Gayle               Life Vision Aggressive Growth Fund
                            Life Vision Conservative Fund
                            Life Vision Growth and Income Fund
                            Life Vision Moderate Growth Fund
                            Life Vision Target Date 2015 Fund
                            Life Vision Target Date 2025 Fund
                            Life Vision Target Date 2035 Fund

George Goudelias            Seix High Yield Fund
                            High Income Fund

Jeffrey A. Markunas         Large Cap Relative Value Fund

Michael McEachern           High Yield Fund
                            High Income Fund
                            Strategic Income Fund

H. Rick Nelson              Classic Institutional Short-Term Bond Fund
                            Ultra-Short Bond Fund
                            U.S. Government Securities Ultra-Short Bond
                            Fund
                            Short Term U.S. Treasury Securities Fund

Robert J. Rhodes            Balanced Fund
                            Capital Appreciation Fund

Mills Riddick               Large Cap Value Equity Fund

                                                                            RANGE OF SECURITIES
NAME OF PORTFOLIO MANAGER              NAME OF FUND(S) MANAGED                     OWNED
-------------------------              -----------------------              -------------------
Ronald Schwartz             Florida Tax-Exempt Bond Fund
                            Investment Grade Tax-Exempt Bond Fund

John Talty                  Balanced Fund
                            Core Bond Fund
                            Intermediate Bond Fund
                            Investment Grade Bond Fund
                            Limited Duration Fund
                            Limited-Term Federal Mortgage Securities Fund
                            Total Return Bond Fund
                            U.S. Government Securities Fund

Parker W. Thomas            Quality Growth Stock Fund

Perry Troisi                Balanced Fund
                            Core Bond Fund
                            High Quality Bond Fund
                            Intermediate Bond Fund
                            Investment Grade Bond Fund
                            Total Return Bond Fund

Leslie tubbs                Aggressive Growth Stock Fund
                            Emerging Growth Stock Fund

Adrien Webb                 Strategic Income Fund

Don Wordell                 Mid-Cap Value Equity Fund

Nancy Zevenbergen           Aggressive Growth Stock Fund
                            Emerging Growth Stock Fund

                                 THE DISTRIBUTOR

The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a distribution agreement dated November 18, 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of I Shares. In addition, the A Shares of the Funds have a distribution and service plan (the "A Plan"), the B Shares of the Funds have a distribution and service plan (the "B Plan"), and the C Shares of the Funds have a distribution and service plan (the "C Plan").

After an initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, the Distributor, or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon 60 days written notice by either party.

Prior to July 26, 2004, the Funds, except the Seix Funds, were subject to a distribution agreement with SEI Investments Distribution Company.

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and the fiscal years ended May 31, 2004 and 2003 , the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

                                               AGGREGATE SALES CHARGES               AMOUNT RETAINED BY
                                             PAYABLE TO DISTRIBUTOR ($)*              DISTRIBUTOR ($)*
                                        ------------------------------------   ----------------------------
FUND**                                   2006    2005***     2004      2003    2006   2005***   2004   2003
------                                  ------   -------   -------   -------   ----   -------   ----   ----
Aggressive Growth Stock Fund                 0         0         0      ****                0      0   ****
Balanced Fund                            2,000     2,000    25,000    22,000                0      0      0
Capital Appreciation Fund               23,000    23,000   990,000   935,000                0      0      0
Core Bond Fund                               0         0     1,000         0                0      0      0
Emerging Growth Stock Fund               1,000     1,000         0      ****                0      0   ****
Florida Tax-Exempt Bond Fund             3,000     3,000    12,000    11,000                0      0      0
Georgia Tax-Exempt Bond Fund                 0         0     5,000     5,000                0      0      0
High Income Fund                         1,000     1,000     2,000      ****                0      0   ****
Intermediate Bond Fund                       0         0         0         0                0      0      0
International Equity Fund                2,000     2,000    24,000    17,000                0      0      0
International Equity Index Fund          4,000     4,000    56,000    19,000                0      0      0
Investment Grade Bond Fund               7,000     7,000    20,000   116,000                0      0      0
Investment Grade Tax-Exempt Bond Fund   10,000    10,000     7,000    88,000                0      0      0
Large Cap Relative Value Fund           20,000    20,000   105,000    80,000                0      0      0
Large Cap Value Equity Fund             11,000    11,000   235,000   206,000                0      0      0
Life Vision Aggressive Growth Fund      11,000    11,000     1,000      ****                0      0   ****
Life Vision Conservative Fund            7,000     7,000     1,000      ****                0      0   ****
Life Vision Growth and Income Fund      30,000    30,000     2,000      ****                0      0   ****

                                               AGGREGATE SALES CHARGES               AMOUNT RETAINED BY
                                             PAYABLE TO DISTRIBUTOR ($)*              DISTRIBUTOR ($)*
                                        ------------------------------------   -----------------------------
FUND**                                   2006    2005***     2004      2003    2006   2005***   2004    2003
------                                  ------   -------   -------   -------   ----   -------   ----   -----
Life Vision Moderate Growth Fund        26,000    26,000     6,000      ****                0      0   ****
Life Vision Target Date 2015 Fund         ****      ****      ****      ****             ****   ****   ****
Life Vision Target Date 2025 Fund         ****      ****      ****      ****             ****   ****   ****
Life Vision Target Date 2035 Fund         ****      ****      ****      ****             ****   ****   ****
Limited Duration Fund                        0         0         0         0                0      0      0
Limited-Term Federal Mortgage
   Securities Fund                      15,000    15,000    15,000    16,000                0      0      0
Maryland Municipal Bond Fund                 0         0      ****      ****                0   ****   ****
Mid-Cap Equity Fund                      4,000     4,000    63,000    43,000                0      0      0
Mid-Cap Value Equity Fund                3,000     3,000     1,000      ****                0      0   ****
North Carolina Tax-Exempt Bond Fund          0         0      ****      ****                0   ****   ****
Quality Growth Stock Fund                    0         0     1,000      ****                0      0   ****
Seix High Yield Fund                         0         0    40,000         0                0      0      0
Small Cap Growth Stock Fund             16,000    16,000   157,000    94,000                0      0      0
Small Cap Value Equity Fund              3,000     3,000     4,000      ****                0      0   ****
Strategic Income Fund                    5,000     5,000     6,000      ****                0      0   ****
Large Cap Quantitative Equity Fund       2,000     2,000         0      ****                0      0   ****
Virginia Intermediate Municipal
   Bond Fund                             2,000     2,000    15,000    12,000                0      0      0
Virginia Municipal Bond Fund                 0         0         0      ****                0      0   ****

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004, 2003 and 2002, which were payable by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

**** Not in operation during the period.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:

                                                                                                            $250,000
                                                                $50,000 but   $100,000 but   $250,000 but      but
                                                    Less than    less than      less than      less than    less than   $1,000,000
FUNDS                                                $50,000      $100,000      $250,000       $500,000      $500,000    and over
-----                                               ---------   -----------   ------------   ------------   ---------   ----------
Aggressive Growth Stock, Balanced, Capital            5.00%        4.00%          3.00%          2.00%        1.75%        0.00%
Appreciation, Emerging Growth Stock, Large Cap
Relative Value Fund, High Income, International
Equity, International Equity Index, Life Vision
Aggressive Growth, Life Vision Conservative, Life
Vision Growth and Income, Life Vision Moderate
Growth, Life Vision Target Date 2015, Life Vision
Target Date 2025, Life Vision Target Date 2035,
Mid-Cap Equity, Mid-Cap Value Equity, Quality
Growth Stock, Small Cap Growth Stock, Small Cap
Value Equity and Large Cap Quantitative Equity
Funds

Limited Duration Fund, Limited-Term Federal           2.25%        2.00%          1.75%          1.50%        1.25%        0.00%
Mortgage Securities, Short-Term Bond, Short-Term
U.S. Treasury Securities and U.S. Government
Securities Funds

Core Bond, Florida Tax-Exempt Bond, Georgia Tax-      4.00%        3.75%          2.75%          2.00%        1.75%        0.00%
Exempt Bond, Intermediate Bond Fund, Investment
Grade Bond, Investment Grade Tax-Exempt Bond,
Large Cap Value Equity, Maryland Municipal Bond,
North Carolina Tax-Exempt Bond, Seix High Yield
Fund, Strategic Income, Virginia Intermediate
Municipal Bond and Virginia Municipal Bond Funds

For the fiscal periods ended March 31, 2005, and for the 2004, 2003 and 2002 fiscal years, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the B Shares:

                                     AGGREGATE SALES CHARGE             AMOUNT RETAINED BY
                                   PAYABLE TO DISTRIBUTOR ($)*           DISTRIBUTOR ($)*
                                --------------------------------   ----------------------------
FUND**                          2005***    2004      2003   2002   2005***   2004   2003   2002
------                          -------   ------    -----   ----   -------   ----   ----   ----
Life Vision Aggressive Growth
   Fund                          24,000   30,000    1,000   ****      0        0      0    ****
Life Vision Conservative Fund    14,000   37,000        0   ****      0        0      0    ****
Life Vision Growth and Income
   Fund                         100,000   78,000    2,000   ****      0        0      0    ****
Life Vision Moderate Growth
   Fund                          48,000   95,000    3,000   ****      0        0      0    ****

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004, 2003 and 2002, which were payable by such Funds pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

*** Represents fees paid during the period from June 1, 2004 through March 31, 2005.

**** Not in operation during the period.

For the fiscal periods ended March 31, 2005, and for the 2004, 2003 and 2002 fiscal years, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the C Shares:

                                           AGGREGATE SALES CHARGE                  AMOUNT RETAINED BY
                                        PAYABLE TO DISTRIBUTOR ($)*                 DISTRIBUTOR ($)*
                                -------------------------------------------   ----------------------------
FUND**                          2005***      2004        2003        2002     2005***   2004   2003   2002
------                          -------   ---------   ---------   ---------   -------   ----   ----   ----
Aggressive Growth Stock Fund       0              0          **        ****        0       0   ****   ****
Balanced Fund                      0        713,000     653,000     707,000        0       0      0      0
Capital Appreciation Fund          0      1,030,000     902,000   1,067,000        0       0      0      0
Core Bond Fund                     0              0           0           0        0       0      0      0
Emerging Growth Stock Fund         0              0        ****        ****        0       0   ****   ****
Florida Tax-Exempt Bond Fund       0        310,000     329,000     177,000        0       0      0
Georgia Tax-Exempt Bond Fund       0        163,000     148,000     157,000        0       0      0      0
High Income Fund                   0        852,000     446,000     315,000        0       0      0      0
Intermediate Bond Fund             0              0           0           0        0       0      0      0
International Equity Fund          0         70,000      54,000      10,000        0       0      0      0
International Equity Index
   Fund                            0         43,000      28,000           0        0       0      0      0
Investment Grade Bond Fund         0        319,000     365,000     328,000        0       0      0      0
Investment Grade Tax-Exempt
   Bond Fund                       0        290,000     283,000     227,000        0       0      0      0
Large Cap Relative Value Fund      0        910,000     734,000     837,000        0       0      0      0

                                           AGGREGATE SALES CHARGE                  AMOUNT RETAINED BY
                                        PAYABLE TO DISTRIBUTOR ($)*                 DISTRIBUTOR ($)*
                                -------------------------------------------   ----------------------------
FUND**                          2005***      2004        2003        2002     2005***   2004   2003   2002
------                          -------   ---------   ---------   ---------   -------   ----   ----   ----
Large Cap Value Equity Fund          0      561,000     469,000     602,000        0       0      0      0
Life Vision Aggressive Growth
   Fund                           ****         ****        ****        ****     ****    ****   ****   ****
Life Vision Conservative Fund     ****         ****        ****        ****     ****    ****   ****   ****
Life Vision Growth and Income
   Fund                           ****         ****        ****        ****     ****    ****   ****   ****
Life Vision Moderate Growth
   Fund                           ****         ****        ****        ****     ****    ****   ****   ****
Life Vision Target Date 2015
   Fund                           ****         ****        ****        ****     ****    ****   ****   ****
Life Vision Target Date 2025
   Fund                           ****         ****        ****        ****     ****    ****   ****   ****
Life Vision Target Date 2035
   Fund                           ****         ****        ****        ****     ****    ****   ****   ****
Limited Duration Fund                0            0           0           0        0       0      0      0
Limited-Term Federal Mortgage
   Securities Fund                   0    1,237,000     868,000      69,000        0       0      0      0
Maryland Municipal Bond Fund         0      253,000     268,000     190,000        0       0      0      0
Mid-Cap Equity Fund                  0      153,000     115,000     132,000        0       0      0      0
Mid-Cap Value Equity Fund            0       73,000      49,000      13,000        0       0      0      0
North Carolina Tax-Exempt
   Bond Fund                         0         ****        ****        ****        0    ****   ****   ****
Quality Growth Stock Fund            0    1,054,000   1,204,000   1,945,000        0       0      0      0
Seix High Yield Fund                 0            0           0           0        0       0      0      0
Short-Term Bond Fund                 0      299,000     305,000     169,000        0       0      0      0
Short-Term U.S. Treasury
   Securities Fund                   0      975,000   1,075,000     441,000        0       0      0      0
Small Cap Growth Stock Fund          0      370,000     233,000     256,000        0       0      0      0
Small Cap Value Equity Fund          0      434,000     305,000     172,000        0       0      0      0
Strategic Income Fund                0    1,520,000     638,000     106,000        0       0      0      0
Large Cap Quantitative Equity
   Fund                              0        7,000        ****        ****        0       0   ****   ****
Virginia Intermediate
   Municipal Bond Fund            ****         ****        ****        ****     ****    ****   ****   ****
Virginia Municipal Bond Fund         0      137,000     150,000     114,000        0       0      0      0

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004, 2003 and 2002, which were payable by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31. Effective August 1, 2005, L Shares were redesignated C Shares.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

**** Not in operation during the period.

     A SHARES, B SHARES AND C SHARES DISTRIBUTION PLANS

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of A Shares and (b) the shareholders servicing of A Shares. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

                                                                        MAXIMUM AMOUNT OF A PLAN
                                                      MAXIMUM         DISTRIBUTION AND SERVICE FEE
                                                A PLAN DISTRIBUTION      PAYABLE FOR SHAREHOLDER
FUND                                              AND SERVICE FEE               SERVICES*
----                                            -------------------   ----------------------------
Aggressive Growth Stock Fund                           0.35%                      0.25%
Balanced Fund                                          0.28%                      0.25%
Capital Appreciation Fund                              0.35%                      0.25%
Core Bond Fund                                         0.25%                      0.25%
Emerging Growth Stock Fund                             0.35%                      0.25%
Florida Tax-Exempt Bond Fund                           0.18%                      0.15%
Georgia Tax-Exempt Bond Fund                           0.18%                      0.15%
High Income Fund                                       0.30%                      0.25%
Intermediate Bond Fund                                 0.25%                      0.25%
International Equity Fund                              0.33%                      0.25%
International Equity Index Fund                        0.35%                      0.25%
Investment Grade Bond Fund                             0.35%                      0.25%
Investment Grade Tax-Exempt Bond Fund                  0.35%                      0.25%
Large Cap Relative Value Fund                          0.25%                      0.25%
Large Cap Value Equity Fund                            0.33%                      0.25%
Life Vision Target Date 2015 Fund                      0.35%                      0.25%
Life Vision Target Date 2025 Fund                      0.35%                      0.25%
Life Vision Target Date 2035 Fund                      0.35%                      0.25%
Limited-Term Federal Mortgage Securities Fund          0.23%                      0.15%
Maryland Municipal Bond Fund                           0.15%                      0.15%
Mid-Cap Equity Fund                                    0.35%                      0.25%
Mid-Cap Value Equity Fund                              0.35%                      0.25%
North Carolina Tax-Exempt Bond Fund                    0.15%                      0.15%
Quality Growth Stock Fund                              0.35%                      0.25%

                                                                MAXIMUM AMOUNT OF A PLAN
                                                MAXIMUM A       DISTRIBUTION AND SERVICE
                                            PLAN DISTRIBUTION        FEE PAYABLE FOR
FUND                                         AND SERVICE FEE      SHAREHOLDER SERVICES*
----                                        -----------------   ------------------------
Seix High Yield Fund                              0.25%                   0.25%
Small Cap Growth Stock Fund                       0.35%                   0.25%
Small Cap Value Equity Fund                       0.33%                   0.25%
Strategic Income Fund                             0.35%                   0.25%
Large Cap Quantitative Equity Fund                0.25%                   0.25%
Virginia Intermediate Municipal Bond Fund         0.15%                   0.15%
Virginia Municipal Bond Fund                      0.15%                   0.15%

* Up to the amounts specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.

The Board has approved the maximum amounts shown in the table above. However, the Board has currently approved the implementation of only the amounts shown in the table below. Payments under the A Plan may not exceed the amounts shown below unless the Board approves the implementation of higher amounts.

                                                                MAXIMUM AMOUNT OF A PLAN
                                              CURRENT A PLAN    DISTRIBUTION AND SERVICE
                                             DISTRIBUTION AND       FEE ALLOCATED FOR
FUND                                           SERVICE FEE        SHAREHOLDER SERVICES
----                                        -----------------   ------------------------
Aggressive Growth Stock Fund                      0.30%                   0.25%
Balanced Fund                                     0.28%                   0.25%
Capital Appreciation Fund                         0.30%                   0.25%
Core Bond Fund                                    0.25%                   0.25%
Emerging Growth Stock Fund                        0.30%                   0.25%
Florida Tax-Exempt Bond Fund                      0.15%                   0.15%
Georgia Tax-Exempt Bond Fund                      0.15%                   0.15%
High Income Fund                                  0.30%                   0.25%
Intermediate Bond Fund                            0.25%                   0.25%
International Equity Fund                         0.30%                   0.25%
International Equity Index Fund                   0.30%                   0.25%
Investment Grade Bond Fund                        0.30%                   0.25%
Investment Grade Tax-Exempt Bond Fund             0.30%                   0.25%
Large Cap Relative Value Fund                     0.25%                   0.25%
Large Cap Value Equity Fund                       0.30%                   0.25%
Life Vision Aggressive Growth Fund                0.30%                   0.25%
Life Vision Conservative Fund                     0.30%                   0.25%
Life Vision Growth and Income Fund                0.30%                   0.25%
Life Vision Moderate Growth Fund                  0.30%                   0.25%
Life Vision Target Date 2015 Fund                 0.30%                   0.25%
Life Vision Target Date 2025 Fund                 0.30%                   0.25%
Life Vision Target Date 2035 Fund                 0.30%                   0.25%
Limited-Term Federal Mortgage Securities
   Fund                                           0.20%                   0.15%

                                                                MAXIMUM AMOUNT OF A PLAN
                                              CURRENT A PLAN    DISTRIBUTION AND SERVICE
                                             DISTRIBUTION AND       FEE ALLOCATED FOR
FUND                                           SERVICE FEE        SHAREHOLDER SERVICES
----                                        -----------------   ------------------------
Maryland Municipal Bond Fund                      0.15%                   0.15%
Mid-Cap Equity Fund                               0.30%                   0.25%
Mid-Cap Value Equity Fund                         0.30%                   0.25%
North Carolina Tax-Exempt Bond Fund               0.15%                   0.15%
Quality Growth Stock Fund                         0.30%                   0.25%
Seix High Yield Fund                              0.25%                   0.25%
Small Cap Growth Stock Fund                       0.30%                   0.25%
Small Cap Value Equity Fund                       0.25%                   0.25%
Strategic Income Fund                             0.30%                   0.25%
Large Cap Quantitative Equity Fund                0.25%                   0.25%
Virginia Intermediate Municipal Bond Fund         0.15%                   0.15%
Virginia Municipal Bond Fund                      0.15%                   0.15%

In addition, the Distribution Agreement, the B Plan and the C Plan adopted by the Trust provide that B Shares and C Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to B Shares or C Shares shareholders or their customers who beneficially own B Shares or C Shares. In addition, B Shares and C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and C Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Plan, the B Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan, the B Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan, the B Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan, the B Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan, the B Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of B Shares or C Shares, but B Shares and C Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Plan and the C Plan, B Shares and C Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its B Shares or C Shares.

For the fiscal periods ended March 31, 2005, and for the 2004 and 2003 fiscal years, the Funds paid the following amounts pursuant to the A Plan:

                                              DISTRIBUTION FEES - AMOUNT
                                               PAID OR REIMBURSED ($)*
                                            -----------------------------
FUND**                                      2005***     2004        2003
------                                      -------   -------     -------
Aggressive Growth Stock Fund                 (3,000)   (1,000)++        +
Balanced Fund                                19,000    10,000       6,000
Capital Appreciation Fund                   757,000   850,000     794,000
Core Bond Fund                                    0         0           0
Emerging Growth Stock Fund                   (3,000)   (1,000)++        +
Florida Tax-Exempt Bond Fund                  8,000     1,000       1,000
Georgia Tax-Exempt Bond Fund                  2,000    (7,000)++   (7,000)++
High Income Fund                              1,000    (3,000)++        +
Intermediate Bond Fund                            0         0           0
International Equity Fund                    19,000     8,000      (3,000)++
International Equity Index Fund              37,000    51,000       5,000
Investment Grade Bond Fund                   (6,000)   97,000      78,000
Investment Grade Tax-Exempt Bond Fund        (3,000)   67,000      68,000
Large Cap Relative Value Fund                75,000    31,000      15,000
Large Cap Value Equity Fund                 201,000   212,000     180,000
Life Vision Aggressive Growth Fund            2,000    (4,000)+         +
Life Vision Conservative Fund                 1,000    (4,000)++        +
Life Vision Growth and Income Fund           29,000    (4,000)++        +
Life Vision Moderate Growth Fund             42,000    (1,000)++        +
Life Vision Target Date 2015 Fund                 +         +           +
Life Vision Target Date 2025 Fund                 +         +           +
Life Vision Target Date 2035 Fund                 +         +           +
Limited-Term Federal Mortgage Securities
   Fund                                      (2,000)    9,000       3,000
Maryland Municipal Bond Fund                      0         +           +
Mid-Cap Equity Fund                          61,000    38,000      22,000
Mid-Cap Value Equity Fund                     2,000    (4,000)++        +
North Carolina Tax-Exempt Bond Fund               0         +           +
Quality Growth Stock Fund                         0    (4,000)++        +

                                              DISTRIBUTION FEES - AMOUNT
                                               PAID OR REIMBURSED ($)*
                                            -----------------------------
FUND**                                      2005***     2004        2003
------                                      -------   -------     -------
Seix High Yield Fund                         15,000    40,000           0
Small Cap Growth Stock Fund                 139,000    72,000      33,000
Small Cap Value Equity Fund                   7,000    (3,000)++        +
Strategic Income Fund                         8,000         0           +
Large Cap Quantitative Equity Fund           (1,000)   (5,000)++        +
Virginia Intermediate Municipal Bond Fund     4,000   (10,000)++  (10,000)++
Virginia Municipal Bond Fund                 (2,000)   (2,000)++        +

* Effective August 1, 2005, the fees payable pursuant to the Funds' A Plan were reduced to the amounts previously set forth in this SAI.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

+    Not in operation during the period.

++   SEI Investments Distribution Co. reimbursed the Funds for other expenses.

For the fiscal periods ended March 31, 2005, and for the 2004 and 2003 fiscal years, the Funds paid the following amounts pursuant to the B Plan:

                                       DISTRIBUTION FEES -
                                         AMOUNT PAID ($)
                                     -----------------------
FUND                                  2005     2004     2003
----                                 ------   ------   -----
Life Vision Aggressive Growth Fund   32,000    6,000   1,000
Life Vision Conservative Fund        33,000   11,000       0
Life Vision Growth and Income Fund   98,000   39,000   1,000
Life Vision Moderate Growth Fund     80,000   52,000   2,000

* Effective February 15, 2005, each Fund listed above changed its fiscal year end from May 31 to March 31.

For the fiscal periods ended March 31, 2005, and for the 2004 and 2003 fiscal years ends, the Funds paid the following amounts pursuant to the C Plan:

                                                      DISTRIBUTION FEES -
                                                        AMOUNT PAID ($)
                                                -------------------------------
FUND*                                            2005**      2004        2003
-----                                           --------   -------    ---------
Aggressive Growth Stock Fund                      15,000    (1,000)+        ***
Balanced Fund                                    456,000   672,000      612,000
Capital Appreciation Fund                        728,000   970,000      829,000
Emerging Growth Stock Fund                        (3,000)   (1,000)+        ***
Florida Tax-Exempt Bond Fund                      97,000   203,000      220,000
Georgia Tax-Exempt Bond Fund                      70,000   102,000       92,000
High Income Fund                                 364,000   488,000      246,000
International Equity Fund                         63,000    47,000       27,000

                                                      DISTRIBUTION FEES -
                                                        AMOUNT PAID ($)
                                                -------------------------------
FUND*                                            2005**      2004        2003
-----                                           --------   -------    ---------
International Equity Index Fund                   45,000    29,000       11,000
Investment Grade Bond Fund                        80,000   235,000      278,000
Investment Grade Tax-Exempt Bond Fund             52,000   237,000      232,000
Large Cap Relative Value Fund                    727,000   693,000      534,000
Large Cap Value Equity Fund                      458,000   536,000      433,000
Life Vision Aggressive Growth Fund                   ***       ***         ***
Life Vision Conservative Fund                        ***       ***         ***
Life Vision Growth and Income Fund                   ***       ***         ***
Life Vision Moderate Growth Fund                     ***       ***         ***
Life Vision Target Date 2015 Fund                    ***       ***         ***
Life Vision Target Date 2025 Fund                    ***       ***         ***
Life Vision Target Date 2035 Fund                    ***       ***         ***
Limited-Term Federal Mortgage Securities Fund   (139,000)  675,000      487,000
Maryland Municipal Bond Fund                      (3,000)  228,000      243,000
Mid-Cap Equity Fund                               52,000*  117,000       81,000
Mid-Cap Value Equity Fund                         39,000    19,000        7,000
North Carolina Tax-Exempt Bond Fund                    0       ***          ***
Prime Quality Money Market Fund                   26,000    49,000       79,000
Quality Growth Stock Fund                        651,000   956,000    1,095,000
Small Cap Growth Stock Fund                      309,000   337,000      199,000
Small Cap Value Equity Fund                       94,000   353,000      248,000
Strategic Income Fund                            428,000   760,000      313,000
Large Cap Quantitative Equity Fund                11,000     3,000          ***
U.S. Government Securities Fund                  118,000   229,000      306,000
Virginia Intermediate Municipal Bond Fund              0       ***          ***
Virginia Municipal Bond Fund                      63,000   115,000      128,000

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, , represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***  Not in operation during the period.

+    SEI Investments Distribution Co. reimbursed the Funds for other expenses.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and C Shares (purchased prior to August 1, 2005), unless otherwise agreed upon by the Distributor and such broker-dealer.

                                                     ANNUAL PAYOUT     INITIAL PAYMENT     ANNUAL PAYOUT
                                                   12(B)-1 EFFECTIVE     - AT TIME OF    12(B)-1 EFFECTIVE
                      FUND                          IMMEDIATELY (A)*       SALE (C)       IMMEDIATELY (C)
                      ----                         -----------------   ---------------   -----------------
EQUITY FUNDS
Aggressive Growth Stock Fund                             0.15%              1.45%              0.75%

                                                     ANNUAL PAYOUT     INITIAL PAYMENT     ANNUAL PAYOUT
                                                   12(B)-1 EFFECTIVE     - AT TIME OF    12(B)-1 EFFECTIVE
                      FUND                          IMMEDIATELY (A)*       SALE (C)       IMMEDIATELY (C)
                      ----                         -----------------   ---------------   -----------------
Balanced Fund                                            0.15%              1.45%              0.75%
Capital Appreciation Fund                                0.40%              1.45%              0.75%
Core Bond Fund                                           0.15%              1.25%              0.75%
Emerging Growth Stock Fund                               0.15%              1.45%              0.75%
Intermediate Bond Fund                                   0.15%              1.25%              0.75%
International Equity Fund                                0.15%              1.45%              0.75%
International Equity Index Fund                          0.30%              1.45%              0.75%
Large Cap Relative Value Fund                            0.15%              1.45%              0.75%
Large Cap Value Equity Fund                              0.25%              1.45%              0.75%
Life Vision Aggressive Growth Fund                       0.15%              1.45%              0.75%
Life Vision Conservative Fund                            0.15%              1.25%              0.75%
Life Vision Growth and Income Fund                       0.15%              1.45%              0.75%
Life Vision Moderate Growth Fund                         0.15%              1.45%              0.75%
Life Vision Target Date 2015 Fund                         N/A                N/A                N/A
Life Vision Target Date 2025 Fund                         N/A                N/A                N/A
Life Vision Target Date 2035 Fund                         N/A                N/A                N/A
Limited Duration Fund                                     N/A               1.25%              0.25%
Mid-Cap Equity Fund                                      0.25%              1.45%              0.75%
Mid-Cap Value Equity Fund                                0.15%              1.45%              0.75%
North Carolina Tax-Exempt Bond Fund                      0.05%              1.25%              0.75%
Quality Growth Stock Fund                                0.15%              1.45%              0.75%
Seix High Yield Fund                                     0.15%              1.25%              0.75%
Small Cap Growth Stock Fund                              0.25%              1.45%              0.75%
Small Cap Value Equity Fund                              0.15%              1.45%              0.25%
Large Cap Quantitative Equity Fund                       0.15%              1.45%              0.75%

FIXED INCOME FUNDS
Florida Tax-Exempt Bond Fund                             0.05%              1.25%              0.75%
Georgia Tax-Exempt Bond Fund                             0.05%              1.25%              0.75%
High Income Fund                                         0.15%              1.25%              0.75%
Investment Grade Bond Fund                               0.20%              1.25%              0.75%
Investment Grade Tax-Exempt Bond Fund                    0.20%              1.25%              0.75%

                                                     ANNUAL PAYOUT     INITIAL PAYMENT     ANNUAL PAYOUT
                                                   12(B)-1 EFFECTIVE     - AT TIME OF    12(B)-1 EFFECTIVE
                      FUND                          IMMEDIATELY (A)*       SALE (C)       IMMEDIATELY (C)
                      ----                         -----------------   ---------------   -----------------
Limited Term Federal Mortgage Securities Fund            0.05%              1.25%              0.75%
Maryland Municipal Bond Fund                             0.05%              1.25%              0.75%
Strategic Income Fund                                    0.15%              1.25%              0.75%
U.S. Government Securities Fund                          0.15%              1.25%              0.75%
U.S. Government Securities Ultra-Short Bond Fund          N/A               1.25%              0.35%
Virginia Intermediate Municipal Bond Fund                0.05%              1.25%              0.75%
Virginia Municipal Bond Fund                             0.05%              1.25%              0.75%

* Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 01.50% depending on Fund and breakpoints (outlined in prospectus).

**   C Shares were not sold prior to August 1, 2005.

Other than any portion of the sales charges imposed on purchases, and unless otherwise agreed upon by the Distributor and such broker-dealer the Distributor pays broker-dealers selling C Shares purchased beginning August 1, 2005, an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%.

     THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend paying agent to the Trust.

     THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 2 Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, serves as the Trust's independent registered public accounting firm.

     LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

     TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Variable Trust which is comprised of seven series.

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                            TERM OF OFFICE         PRINCIPAL          FUND COMPLEX
 NAME, ADDRESS, DATE OF     POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING    OVERSEEN BY      OTHER DIRECTORSHIPS
         BIRTH            HELD WITH TRUST     TIME SERVED       THE PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
 ----------------------   ---------------   --------------   ---------------------   -------------   -----------------------
INTERESTED TRUSTEES*:     Trustee           Indefinite;      Chairman, Atlantic            56        Cousins Properties,
Richard W. Courts, II                       since November   Investment Company                      Inc.; Genuine Parts
3435 Stelzer Road                           2001                                                     Company; Piedmont
Columbus, OH 43219 DOB                                                                               Medical Center;
01/18/36                                                                                             SunTrust Bank; Courts
                                                                                                     Foundation; J. Bulow
                                                                                                     Campbell Foundation

Clarence H. Ridley 3435   Trustee           Indefinite;      Chairman, Haverty             56        Crawford & Co.
Stelzer Road Columbus,                      since November   Furniture Companies;
OH 43219 DOB 06/03/42                       2001             Partner, King and
                                                             Spalding LLP (law
                                                             firm) (1977 to 2000)

INDEPENDENT               Trustee           Indefinite;      President, CEO,               56        NAPA; Genuine Parts
TRUSTEES**: Thomas                          since            Genuine Parts Company                   Company; Oxford
Gallagher                                   May 2000                                                 Industries, Inc. ;
                                                                                                     Stone

3435 Stelzer Road                                                                                    Mountain Industrial
Columbus, OH 43219                                                                                   Park; The Lovett School
DOB 11/25/47

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                            TERM OF OFFICE         PRINCIPAL          FUND COMPLEX
 NAME, ADDRESS, DATE OF     POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING    OVERSEEN BY      OTHER DIRECTORSHIPS
         BIRTH            HELD WITH TRUST     TIME SERVED       THE PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
 ----------------------   ---------------   --------------   ---------------------   -------------   -----------------------
F. Wendell Gooch 3435     Trustee           Indefinite;      Retired                       56        SEI Family of Funds
Stelzer Road Columbus,                      since May 1992
OH 43219 DOB 12/03/32

Connie D. McDaniel 3435   Trustee           Indefinite;      Vice President and            56        N/A
Stelzer Road Columbus,                      since May 2005   Controller, The
OH 43219 DOB 04/10/58                                        Coca- Cola Company

James O. Robbins 3435     Trustee           Indefinite;      President, CEO, Cox           56        Cox Communications;
Stelzer Road Columbus,                      since May 2000   Communications, Inc.                    National Cable and
OH 43219 DOB 07/04/42                                                                                Telecommunications
                                                                                                     Association; Discovery
                                                                                                     Channel; Cable Labs;
                                                                                                     CSpan; St. Paul's
                                                                                                     School

Jonathan T. Walton 3435   Trustee           Indefinite;      Retired                       56        Detroit Riverfront
Stelzer Road Columbus,                      since February                                           Conservancy
OH 43219 DOB 03/28/30                       1998

Sidney E. Harris 3435     Trustee           Indefinite;      Professor (since              56        ServiceMaster Company
Stelzer Road Columbus,                      since November   2004), Dean                             ; Total System
OH 43219 DOB 07/21/49                       2004             (1997-2004), J. Mack                    Services, Inc ;
                                                             Robinson College of                     Transamerica
                                                                                                     Investors, Inc.

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                            TERM OF OFFICE         PRINCIPAL          FUND COMPLEX
 NAME, ADDRESS, DATE OF     POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING    OVERSEEN BY      OTHER DIRECTORSHIPS
         BIRTH            HELD WITH TRUST     TIME SERVED       THE PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
 ----------------------   ---------------   --------------   ---------------------   -------------   -----------------------
                                                             Business, Georgia                       (13 mutual funds)
                                                             State University

Warren Y. Jobe 3435       Trustee           Indefinite;      Retired. EVP,                 56        WellPoint, Inc;
Stelzer Road Columbus,                      since November   Georgia Power                           UniSource Energy
OH 43219 DOB 11/12/40                       2004             Company and SVP,                        Corp.; HomeBanc Corp.
                                                             Southern Company
                                                             (1998-2001)

Charles D. Winslow 3435   Trustee           Indefinite;      Retired. Formerly             56        N/A
Stelzer Road Columbus,                      since November   Partner, Accenture
OH 43219 DOB 07/13/35                       2004             (consulting)

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES. The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Jobe and Winslow, and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed fiscal period.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Gallagher, Gooch, Harris, Robbins and Walton currently serve as members of the Nominating Committee. Mr. Robbins is Chairman of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee was established in April 2005, and therefore did not meet during the fiscal period ended March 31, 2005.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met nine times in the most recently completed fiscal period.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser," the continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and
(k) the Funds' performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the Advisory Agreements for another year.

     The Board made these determinations on the basis of the following considerations, among others:

     - The investment advisory fees payable to the Adviser under each Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with each Fund, and the comparability of the proposed fees to those paid by comparable mutual funds;

     - Each Advisory Agreement did not increase current investment advisory fees over historical fee and expense levels;

     - The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance;

     - The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;

     - The Adviser's entrepreneurial commitment to the management and success of each Fund, which could entail a substantial commitment of resources to the successful operation of each Fund; and

     - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                      AGGREGATE DOLLAR RANGE OF
                                                       SHARES IN ALL INVESTMENT
                                                         COMPANIES OVERSEEN BY
                                                         TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE      DOLLAR RANGE OF FUND SHARES      INVESTMENT COMPANIES
   ---------------      ---------------------------   --------------------------
INTERESTED TRUSTEES
Richard W. Courts, II              [___]                         [___]
Clarence H. Ridley                 [___]                         [___]

INDEPENDENT TRUSTEES
Thomas Gallagher                   [___]                         [___]
F. Wendell Gooch                   [___]                         [___]
Connie McDaniel                    [___]                         [___]
James O. Robbins                   [___]                         [___]
Jonathan T. Walton                 [___]                         [___]
Sidney E. Harris                    None                          None
Warren Y. Jobe                      None                          None
Charles D. Winslow                  None                          None

As of [July 5, 2006,] the Trustees and Officers of the Trust owned less than 1% of the outstanding shares of the Trust.

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2005. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                              AGGREGATE         PENSION OR RETIREMENT   ESTIMATED ANNUAL   TOTAL COMPENSATION
                        COMPENSATION FROM THE    BENEFITS ACCRUED AS      BENEFITS UPON    FROM THE TRUST AND
   NAME OF TRUSTEE            TRUST ($)         PART OF FUND EXPENSES      RETIREMENT       FUND COMPLEX ($)
   ---------------      ---------------------   ---------------------   ----------------   ------------------
INTERESTED TRUSTEES
Richard W. Courts, II           [___]                    N/A                   N/A                [___]
Clarence H. Ridley              [___]                    N/A                   N/A                [___]

                             AGGREGATE         PENSION OR RETIREMENT   ESTIMATED ANNUAL   TOTAL COMPENSATION
                       COMPENSATION FROM THE    BENEFITS ACCRUED AS      BENEFITS UPON    FROM THE TRUST AND
   NAME OF TRUSTEE           TRUST ($)         PART OF FUND EXPENSES      RETIREMENT       FUND COMPLEX ($)
   ---------------     ---------------------   ---------------------   ----------------   ------------------
INDEPENDENT TRUSTEES
Thomas Gallagher               [___]                    N/A                   N/A                [___]
F. Wendell Gooch               [___]                    N/A                   N/A                [___]
Connie McDaniel                [___]                    N/A                   N/A                [___]
James O. Robbins               [___]                    N/A                   N/A                [___]
Jonathan T. Walton             [___]                    N/A                   N/A                [___]
Sidney E. Harris               [___]                    N/A                   N/A                [___]
Warren Y. Jobe                 [___]                    N/A                   N/A                [___]
Charles D. Winslow             [___]                    N/A                   N/A                [___]

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

   NAME, ADDRESS        POSITION(S) HELD      TERM OF OFFICE AND
 AND DATE OF BIRTH         WITH TRUST       LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
 -----------------    -------------------   ---------------------   -----------------------------------------------
OFFICERS:
R. Jeffrey Young      President             Since July 2004         SVP, Relationship Management, BISYS Fund
3435 Stelzer Road                                                   Services (since 2002); VP, Client Services,
Columbus, OH 43219                                                  BISYS Fund Services (1997-2002)
DOB 08/22/64

Deborah A. Lamb       Executive Vice        Since September 2004;   Chief Compliance Officer, Managing Director,
50 Hurt Plaza         President;            since November 2003;    Trusco Capital Management, Inc. (since 2003);
Suite 1400            Assistant             since August 2004       President, Investment Industry Consultants, LLC
Atlanta, GA  30303    Secretary; Chief      (respectively)          (2000 - 2003); Director of Compliance, INVESCO,
DOB 10/02/52          Compliance Officer                            Inc. (1995-2000)

Joel Engle            Treasurer and Chief   Since April, 2006       Director, Fund Administration, BISYS Fund
3435 Stelzer Road     Financial Officer                             Services since February 2006; Small business
Columbus, OH 43219                                                  owner/operator (retail) (2003 to 2006); Vice
DOB 10/31/65                                                        President, Fund Administration, BISYS Fund
                                                                    Services (1998 to 2003).

   NAME, ADDRESS        POSITION(S) HELD      TERM OF OFFICE AND
 AND DATE OF BIRTH         WITH TRUST       LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
 -----------------    -------------------   ---------------------   -----------------------------------------------
Cynthia J. Surprise   Secretary and Chief   Since February 2005     Senior Counsel, Legal Services, BISYS Fund
3435 Stelzer Road     Legal Officer                                 Services (since 2004); Director and Counsel,
Columbus, OH 43219                                                  Investors Bank & Trust Company (1999-2004)
DOB 07/08/46

Jennifer A. English   Assistant Secretary   Since November 2005     Assistant Counsel, Legal Services, BISYS Fund
3435 Stelzer Road                                                   Services (since 2005); Assistant Counsel, PFPC
Columbus, OH 43219                                                  Inc. (2002-2005); Associate Legal Product
DOB 03/05/72                                                        Manager, Fidelity Investments, (2001)

Alaina V. Metz        Assistant Secretary   Since July 2004         Vice President, Blue Sky Compliance, BISYS Fund
3435 Stelzer Road                                                   Services (since 2002); Chief Administrative
Columbus, OH 43219                                                  Officer, Blue Sky Compliance, BISYS Fund
DOB 04/07/67                                                        Services (1995-2002)

     PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

The Trust also imposes a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.

     DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds onehalf of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

     TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Fixed Income Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Fixed Income Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Tax-Exempt Funds

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In certain cases, a Fund will be required to withhold, at the applicable witholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder's federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

     FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

For the fiscal periods ended March 31, 2005, and for the fiscal years ended in 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                                             AGGREGATE DOLLAR AMOUNT OF
                                                           BROKERAGE COMMISSIONS PAID ($)
                                                   ---------------------------------------------
FUND*                                                2005**       2004       2003         2002
----                                               ---------   ---------   ---------   ---------
Aggressive Growth Stock Fund                         224,478      26,801         ***         ***
Balanced Fund                                        314,506     528,811     406,753     347,574
Capital Appreciation Fund                          3,276,204   4,637,119   3,468,073   2,962,862
Classic Institutional Short-Term Bond Fund                 0           0           0           0
Core Bond Fund                                             0           0           0           0
Emerging Growth Stock Fund                            53,450      28,256         ***         ***
Florida Tax-Exempt Bond Fund                               0         994         188       7,494
Georgia Tax-Exempt Bond Fund                               0           0          44       5,061
High Income Fund                                       1,186           0         535       2,000

                                                             AGGREGATE DOLLAR AMOUNT OF
                                                           BROKERAGE COMMISSIONS PAID ($)
                                                   ---------------------------------------------
FUND*                                                2005**       2004       2003         2002
----                                               ---------   ---------   ---------   ---------
High Quality Bond Fund                                     0         864          **          **
Intermediate Bond Fund                                     0           0           0           0
International Equity Fund                            388,837   1,189,052   1,127,511   1,404,641
International Equity Index Fund                      236,456      94,924     174,045     358,549
Investment Grade Bond Fund                                 0       4,979      19,387      44,758
Investment Grade Tax-Exempt Bond Fund                      0         888       4,267      80,565
Large Cap Relative Value Fund                      1,120,131   1,534,256   1,693,527   2,103,432
Large Cap Value Equity Fund                        1,901,299   1,852,549   1,497,214   1,554,061
Life Vision Aggressive Growth Fund                         0           0           0           0
Life Vision Conservative Fund                              0           0           0           0
Life Vision Growth and Income Fund                         0           0           0           0
Life Vision Moderate Growth Fund                           0           0           0           0
Life Vision Target Date 2015 Fund                        ***         ***         ***         ***
Life Vision Target Date 2025 Fund                        ***         ***         ***         ***
Life Vision Target Date 2035 Fund                        ***         ***         ***         ***
Limited Duration Fund                                      0           0           0           0
Limited-Term Federal Mortgage Securities Fund              0      23,608      14,392       8,134
Maryland Municipal Bond Fund                               0           0           0       1,218
Mid-Cap Equity Fund                                  325,661     719,857     750,689     458,284
Mid-Cap Value Equity Fund                            686,166     535,146     519,820     516,020
North Carolina Tax-Exempt Bond Fund                        0         ***         ***         ***
Quality Growth Stock Fund                            287,028     585,220     845,910     922,329
Small Cap Value Equity Fund                          506,958   1,256,292     926,708   1,165,793
Small Cap Growth Stock Fund                        2,735,162   4,425,364   3,038,457   1,475,533
Strategic Income Fund                                    215           0           0         802
Large Cap Quantitative Equity Fund                   365,960     303,252         ***         ***
Total Return Bond Fund                                     0         364         ***         ***
Ultra-Short Bond Fund                                      0      10,693       6,802     270,303
U.S. Government Securities Ultra-Short Bond Fund           0       6,955       4,929         270
Virginia Intermediate Municipal Bond Fund                  0           0           0       5,758
Virginia Municipal Bond Fund                               0           0           0       1,711

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***  Not in operation during the period.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e). For the fiscal period ended March 31, 2005 and for the 2004 fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

                                                                   TOTAL DOLLAR AMOUNT OF
                                       TOTAL DOLLAR AMOUNT OF      TRANSACTIONS INVOLVING
                                     BROKERAGE COMMISSIONS FOR     BROKERAGE COMMISSIONS
                                       RESEARCH SERVICES ($)     FOR RESEARCH SERVICES ($)
                                     -------------------------   -------------------------
               FUND                     2006       2005*          2006         2005*
               ----                     ----   ------------       ----   ----------------
Balanced Fund**                                  260,350.77                214,278,033.88
Capital Appreciation Fund                      2,765,108.29              2,187,420,050.44
Large Cap Relative Value Fund                    907,374.95                705,995,382.82
Large Cap Value Equity Fund                    1,733,800.11              1,284,718,332.88
Mid-Cap Equity Fund                              303,973.68                164,466,559.39
Mid-Cap Value Equity Fund                        681,164.20                403,795,492.34
Quality Growth Stock Fund                        241,405.26                220,577,537.51
Small Cap Growth Stock Fund                    2,351,047.04                721,673,071.34
Small Cap Value Equity Fund                      445,352.00                241,267,038.41
Large Cap Quantitative Equity Fund                        0                             0

* Represents fees paid during the period from June 1, 2004 through March 31, 2005.

**   Relates to the equity portion of the Balanced Fund's portfolio only.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal periods ended March 31, 2005, and for the fiscal years ended 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.

                                                                    PERCENTAGE OF TOTAL        PERCENTAGE OF TOTAL
                                   AGGREGATE DOLLAR AMOUNT OF      BROKERAGE COMMISSIONS     BROKERAGE TRANSACTIONS
                                    BROKERAGE COMMISSIONS           PAID TO AFFILIATED          EFFECTED THROUGH
                                PAID TO AFFILIATED BROKERS ($)*        BROKERS (%)**         AFFILIATED BROKERS (%)
                               --------------------------------  ------------------------  --------------------------
           FUND***              2006   2005+     2004     2003    2006   2005  2004  2003   2006  2005+   2004   2003
           -------             -----  -------  -------  -------  -----  -----  ----  ----  -----  -----  -----  -----
Aggressive Growth Stock Fund   [___]      696      176        +  [___]   0.68  0.66     +  [___]  25.58   9.64      +
Balanced Fund+++               [___]    3,276    5,368    9,515  [___]  11.03  1.02  2.34  [___]  13.86  42.21  21.73
Capital Appreciation Fund      [___]   21,004   17,138   13,299  [___]   0.64  0.37  0.38  [___]  21.68  25.14  25.96

                                                                    PERCENTAGE OF TOTAL        PERCENTAGE OF TOTAL
                                   AGGREGATE DOLLAR AMOUNT OF      BROKERAGE COMMISSIONS     BROKERAGE TRANSACTIONS
                                    BROKERAGE COMMISSIONS           PAID TO AFFILIATED          EFFECTED THROUGH
                                PAID TO AFFILIATED BROKERS ($)*        BROKERS (%)**         AFFILIATED BROKERS (%)
                               --------------------------------  ------------------------  --------------------------
           FUND***              2006   2005+     2004     2003    2006   2005  2004  2003   2006  2005+   2004   2003
           -------             -----  -------  -------  -------  -----  -----  ----  ----  -----  -----  -----  -----
Classic Institutional
   Short-Term Bond Fund        [___]        0        0        0  [___]    N/A   N/A   N/A  [___]    N/A    N/A    N/A
Core Bond Fund                 [___]      402        0        0  [___]    100     0     0  [___]    100      0      0
Emerging Growth Stock Fund     [___]      216      103        +  [___]   0.40  0.36     +  [___]  23.58  11.15      +
Florida-Tax Exempt Bond Fund   [___]      799      994      188  [___]    100   100   100  [___]    100    100     10
Georgia Tax-Exempt Bond Fund   [___]        0        0       44  [___]      0   100   100  [___]      0      0    100
High Income Fund               [___]   1,6503      535        3  [___]  58.18   100   100  [___]  15.81    100    100
High Quality Bond Fund         [___]    2,139      864       **  [___]    100   100    **  [___]    100    100     **
Intermediate Bond Fund         [___]    4,633        0        0  [___]    100     0     0  [___]    100      0      0
International Equity Fund      [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
International Equity Index
   Fund                        [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Investment Grade Bond Fund     [___]    5,125    4,979   19,387  [___]    100   100   100  [___]    100    100    100
Investment Grade Tax-Exempt
   Bond Fund                   [___]    2,932      888    4,267  [___]    100   100   100  [___]    100    100    100
Large Cap Relative Value Fund  [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Large Cap Value Equity Fund    [___]   12,740   18,467   28,323  [___]   0.67  1.00  1.89  [___]  16.90  37.56  20.51

                                                                    PERCENTAGE OF TOTAL        PERCENTAGE OF TOTAL
                                   AGGREGATE DOLLAR AMOUNT OF      BROKERAGE COMMISSIONS     BROKERAGE TRANSACTIONS
                                    BROKERAGE COMMISSIONS           PAID TO AFFILIATED          EFFECTED THROUGH
                                PAID TO AFFILIATED BROKERS ($)*        BROKERS (%)**         AFFILIATED BROKERS (%)
                               --------------------------------  ------------------------  --------------------------
           FUND***              2006   2005+     2004     2003    2006   2005  2004  2003   2006  2005+   2004   2003
           -------             -----  -------  -------  -------  -----  -----  ----  ----  -----  -----  -----  -----
Life Vision Aggressive Growth
   Fund                        [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Life Vision Conservative Fund  [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Life Vision Growth and Income
   Fund                        [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Life Vision Moderate Growth
   Fund                        [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Life Vision Target Date 2015
   Fund                        [___]       ++       ++       ++  [___]     ++    ++    ++  [___]     ++     ++     ++
Life Vision Target Date 2025
   Fund                        [___]       ++       ++       ++  [___]     ++    ++    ++  [___]     ++     ++     ++
Life Vision Target Date 2035
   Fund                        [___]       ++       ++       ++  [___]     ++    ++    ++  [___]     ++     ++     ++
Limited Duration Fund          [___]    1,010        0        0  [___]    100     0     0  [___]    100      0      0
Limited-Term Federal Mortgage
   Securities Fund             [___]    6,781   23,608   14,392  [___]    100   100   100  [___]    100    100    100
Maryland Municipal Bond Fund   [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Mid-Cap Equity Fund            [___]    2,113    2,726    2,888  [___]   0.64  0.38  0.38  [___]  17.17  20.39  19.10
Mid-Cap Value Equity Fund      [___]        0    2,114    1,898  [___]      0  0.40  0.37  [___]      0  12.35  25.07
North Carolina Tax-Exempt
   Bond Fund                   [___]        0       ++       ++  [___]      0    ++    ++  [___]      0     ++     ++
Prime Quality Money Market
   Fund                        [___]   51,580   46,404   49,465  [___]    100   100   100  [___]    100    100    100
Quality Growth Stock Fund      [___]    1,033    1,712    3,724  [___]   0.36  0.29  0.44  [___]  10.08  40.98  41.97
Seix High Yield Fund           [___]    7,941        0        0  [___]    100     0     0  [___]    100      0      0
Small Cap Growth Stock Fund    [___]        0        0        0  [___]      0     0     0  [___]      0      0      0

                                                                    PERCENTAGE OF TOTAL        PERCENTAGE OF TOTAL
                                   AGGREGATE DOLLAR AMOUNT OF      BROKERAGE COMMISSIONS     BROKERAGE TRANSACTIONS
                                    BROKERAGE COMMISSIONS           PAID TO AFFILIATED          EFFECTED THROUGH
                                PAID TO AFFILIATED BROKERS ($)*        BROKERS (%)**         AFFILIATED BROKERS (%)
                               --------------------------------  ------------------------  --------------------------
           FUND***              2006   2005+     2004     2003    2006   2005  2004  2003   2006  2005+   2004   2003
           -------             -----  -------  -------  -------  -----  -----  ----  ----  -----  -----  -----  -----
Small Cap Value Equity Fund    [___]      206      237        +  [___]   0.06  0.08     +  [___]   5.72   2.99      +
Strategic Income Fund          [___]        0        0        0  [___]      0     0     0  [___]      0      0      0
Large Cap Quantitative Equity
   Fund                        [___]    2,145      364       **  [___]    100   100    **  [___]    100    100     **
Tax-Exempt Money Market Fund   [___]    4,532   10,693    6,802  [___]    100   100   100  [___]    100    100    100
Total Return Bond Fund         [___]    3,676    6,955    4,909  [___]    100   100   100  [___]    100    100    100
Ultra-Short Bond Fund          [___]  409,250  423,336  365,760  [___]    100   100   100  [___]    100    100    100
U.S. Government Securities
   Ultra-Short Bond Fund       [___]                             [___]                     [___]
U.S. Treasury Money Market
   Fund                        [___]      696      176        +  [___]   0.68  0.66     +  [___]  25.58   9.64      +
Virginia Intermediate
   Municipal Bond Fund         [___]    3,276    5,368    9,515  [___]  11.03  1.02  2.34  [___]  13.86  42.21  21.73
Virginia Municipal Bond Fund   [___]   21,004   17,138   13,299  [___]   0.64  0.37  0.38  [___]  21.68  25.14  25.96

* Prior to July 26, 2004, SEI Investments Distribution Co. served as the Trust's distributor. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co.

** For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Fixed Income Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Fixed Income Fund's portfolio transactions.

*** Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31.

+ With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, represents fees paid during the period from June 1, 2004 through March 31, 2005.

++   Not in operation during the period.

+++  Relates to the equity portion of the Balanced Fund's portfolio only.

SECURITIES OF "REGULAR BROKER-DEALERS." As of March 31, 2006, the Funds held securities of their "regular broker-dealers" (as such term is defined in the 1940 Act) as follows:

                                 [TO BE UPDATED]

     PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund's portfolio turnover rate for the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 fiscal year is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.

                                                  TURNOVER RATE (%)
                                                ---------------------
FUND*                                            2006   2005**   2004
------                                          -----   ------   ----
Aggressive Growth Stock Fund                    [___]      42       2
Balanced Fund                                   [___]     140     116
Capital Appreciation Fund                       [___]      72     106
Classic Institutional Short-Term Bond Fund      [___]      70      70
Core Bond Fund                                  [___]     150     463
Emerging Growth Stock Fund                      [___]      64      11
Florida Tax-Exempt Bond Fund                    [___]      66      56
Georgia Tax-Exempt Bond Fund                    [___]      52     100
High Income Fund                                [___]     191      49
High Quality Bond Fund                          [___]     290      31
Intermediate Bond Fund                          [___]      94     277
International Equity Fund                       [___]      39      58

                                                  TURNOVER RATE (%)
                                                ---------------------
FUND *                                           2006   2005**   2004
------                                          -----   ------   ----
International Equity Index Fund                 [___]      21      10
Investment Grade Bond Fund                      [___]     268     119
Investment Grade Tax-Exempt Bond Fund           [___]     178     242
Large Cap Relative Value Fund                   [___]      44      51
Large Cap Value Equity Fund                     [___]      87      67
Life Vision Aggressive Growth Fund              [___]      29      44
Life Vision Conservative Fund                   [___]     121     138
Life Vision Growth and Income Fund              [___]      59      97
Life Vision Moderate Growth Fund                [___]      83     109
Life Vision Target Date 2015 Fund               [___]     ***     ***
Life Vision Target Date 2025 Fund               [___]     ***     ***
Life Vision Target Date 2035 Fund               [___]     ***     ***
Limited Duration Fund                           [___]      12     244
Limited-Term Federal Mortgage Securities Fund   [___]      41     146
Maryland Municipal Bond Fund                    [___]      30      15
Mid-Cap Equity Fund                             [___]      68     126
Mid-Cap Value Equity Fund                       [___]     117      95
North Carolina Tax-Exempt Bond Fund             [___]      32     ***
Quality Growth Stock Fund                       [___]      51      49
Seix High Yield Fund                            [___]      42      73
Small Cap Growth Stock Fund                     [___]      70     107
Small Cap Value Equity Fund                     [___]      17      44
Strategic Income Fund                           [___]     305      95
Large Cap Quantitative Equity Fund              [___]     346     344
Total Return Bond Fund                          [___]     308     121
Ultra-Short Bond Fund                           [___]      44      83
U.S. Government Securities Fund                 [___]      64     240

                                                  TURNOVER RATE (%)
                                                ---------------------
FUND *                                           2006   2005**   2004
------                                          -----   ------   ----
U.S. Government Securities Ultra-Short Bond
   Fund                                         [___]      42     109
Virginia Intermediate Municipal Bond Fund       [___]      46      26
Virginia Municipal Bond Fund                    [___]      39      33

* Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***  Not in operation during the period.

     PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust's website at www.sticlassicfunds.com. The Trust's website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next calendar quarter. The information on the Trust's website is publicly available to all categories of persons. In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Trust's policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Freidman, Billings, Ramsey & Co., Inc., Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.

In addition, the Trust's service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

     DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

     VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

     SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

     LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

     CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Subadviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust, the Adviser and the Subadviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

     PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

Information regarding how the Funds' voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds' proxy voting record is available on the Funds' website at www.sticlassicfunds.com, and without charge upon request by calling (800) 428-6970, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' proxy voting record is also available on the SEC's website at www.sec.gov.

     5% AND 25% SHAREHOLDERS

As of [July 3, 2006], the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

FUND   CLASS   NAME AND ADDRESS OF OWNER   PERCENTAGE OF CLASS OWNED   NATURE OF OWNERSHIP
----   -----   -------------------------   -------------------------   -------------------


     FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended March 31, 2006, including notes thereto and the reports of [__________] thereon, are herein incorporated by reference from the 2006 Annual Report to Shareholders. [Copies of the 2006 Annual Report will be provided without charge to each person receiving this Statement of Additional Information.]

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor
     Services, Inc. ("Moody's) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Shortterm municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as uppermedium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of oneyear. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

(TRUSCO CAPITAL MANAGEMENT LOGO)

       TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS
                                  SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related

SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,


-------------------------------------
Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     - Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

     -    Trusco Taft Hartley Proxy Policy

     -    Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.

                              Exceptions to Policy

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.

                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1.   Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.

                             ADDITIONAL INFORMATION

Trusco clients:

Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:

Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

          2006 TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 64

ITEM 23. EXHIBITS:

(a) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(c) Not applicable.

(d)(1) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15, 1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0001047469-98-028802 on July 30, 1998.


(d)(4) Revised Schedule A dated February 14, 2006 to the Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is filed herewith.


(d)(5) Expense Limitation Agreement dated May 17, 2005 between STI Classic Funds and Trusco Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000912057-06-000105 on January 6, 2006.

(d)(6) Expense Limitation Agreement dated November 18, 2005 between STI Classic Funds and Trusco Capital Management, Inc. with respect to STI Classic Seix Floating Rate High Income Fund is incorporated herein by reference to Exhibit
(d)(6) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950123-06-000995 on February 2, 2006.

(d)(7) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(e)(1) Distribution Services Agreement dated November 18, 2005 between the Registrant and BISYS Fund Services Limited Partnership is incorporated herein by reference to exhibit (e)(1) of Post Effective Amendment No. 63 to the

Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November18, 2005.


(g)(6) Amended Schedule A dated February 14, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is filed herewith.


(g)(7) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit
(h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective

Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(h)(4) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(h)(5) Revised Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(h)(6) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(7) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-004581 on May 18, 2005.


(h)(8) Compliance Services Agreement among the Registrant, STI Classic Variable Trust and BISYS Fund Services, Inc. dated November 18, 2005 is filed herewith.

(i) Opinion and Consent of Counsel to be filed by amendment.

(j) Consent of independent registered public accounting firm to be filed by amendment.


(k) Not applicable.

(l) Not applicable.

(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-006336 on August 1, 2005.

(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(m)(3) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.

(m)(4) Amended Schedule A to the Distribution and Service Plan for Class A Shares dated November 18, 2005 is incorporated herein by reference to Exhibit
(m)(4) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(o) Not applicable.

(p)(1) Registrant's Code of Ethics dated February 2000, last amended January 28, 2006, is incorporated herein by reference to exhibit (p)(1) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.


(p)(2) Code of Ethics for BISYS Fund Services Limited Partnership dated January 1, 2006 is filed herewith.


(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000935069-00-000528 on September 21, 2000.


(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC, as approved by the Board of Trustees on May 9, 2006, is filed herewith.


ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

     Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Funds. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
David Eidson                         SunTrust Banks, Inc.              Senior Vice President
Chairman &                              SunTrust Bank                 Executive Vice President
   Chief Executive Officer         SunTrust Capital Markets                 Board Member
                                   First Mercantile Trust                   Board Member
                             Zevenbergen Capital Investments LLC            Board Member
                                      Lighthouse Partners                   Board Member
William H. Rogers                    SunTrust Banks, Inc.             Executive Vice President
Director
Paul L. Robertson, III               SunTrust Banks, Inc.                  Vice President
Executive Vice President/
   Secretary/Treasurer                  SunTrust Bank                      Vice President
Andrew J. Muldoon, III                  SunTrust Bank                 Executive Vice President
Executive Vice President
G. Bradley Ball                         SunTrust Bank                      Vice President
Executive Vice President
Elizabeth G. Pola            Zevenbergen Capital Investments LLC              Director
Executive Vice President
Robert J. Rhodes                        SunTrust Bank                         Officer
Executive Vice President
Christina Seix                          SunTrust Bank                      Vice President
Executive Vice President
John Talty                              SunTrust Bank                      Vice President
Executive Vice President
David C. Anderson                       SunTrust Bank                      Vice President
Director
Charles B. Arrington                    SunTrust Bank                         Officer
Director
Frances J. Aylor                              --                                 --
Director
Brett L. Barner                         SunTrust Bank                         Officer
Managing Director
James N. Behre                                --                                 --
Director
Richard M. Bemis                        SunTrust Bank                      Vice President
Director
Theresa N. Benson                       SunTrust Bank                      Vice President
Director
Edward E. Best                          SunTrust Bank                         Officer
Managing Director
Glen H. Blackston                             --                                 --

NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
Director
Gordon R. Boardway                            --                                 --
Vice President
Matthew R. Boden                              --                                 --
Vice President
Noel Crissman Boggan                    SunTrust Bank                         Officer
Vice President
Robert S. Bowman                        SunTrust Bank                         Officer
Managing Director
John C. Brennan                               --                                 --
Vice President
Casey C. Brogdon                        SunTrust Bank                         Officer
Managing Director
Daniel J. Bromstad                            --                                 --
Vice President
Marlon W. Brown                         SunTrust Bank                         Officer
Vice President
William B. Buie                         SunTrust Bank                         Officer
Vice President
Joseph F. Calabrese                           --                                 --
Managing Director
George E. Calvert, Jr.                  SunTrust Bank                         Officer
Vice President
Matthew B. Carney                             --                                 --
Vice President
Christopher D. Carter                   SunTrust Bank                      Vice President
Vice President
Carlos J. Catoya                             --                                  --
Vice President
Benjamin M. Clark                       SunTrust Bank                      Vice President
Vice President
Shane Coldren                           SunTrust Bank                         Officer
Managing Director
Robert W. Corner                        SunTrust Bank                         Officer
Managing Director
Scott E. Craig                                --                                 --
Vice President
Stacy L. Culver                               --                                 --
Vice President
William R. Davis                              --                                 --
Vice President
J. Chadwick Deakins                     SunTrust Bank                         Officer
Managing Director
Robin C. Divers                               --                                 --
Vice President
Ami B. Dogra                                  --                                 --
Vice President
Colleen H. Doremus                            --                                 --
Vice President
Louis Joseph Douglass, IV                     --                                 --

NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
Vice President
Martin J. Duffy                         SunTrust Bank                         Officer
Vice President
Mary J. Durkin                          SunTrust Bank                         Officer
Vice President
Todd C. Early                                --                                  --
Vice President
Rebecca G. Ehrhart                           --                                  --
Vice President
Bob M. Farmer                           SunTrust Bank                      Vice President
Managing Director
Douglas J. Farmer                             --                                 --
Vice President
Robert N. Felice                              --                                 --
Managing Director
Jeffrey M. Findling                           --                                 --
Vice President
James A. Fitzpatrick                          --                                 --
Vice President
John B. Floyd                           SunTrust Bank                         Officer
Managing Director
James P. Foster                         SunTrust Bank                         Officer
Managing Director
Holly L. Freeman                        SunTrust Bank                      Vice President
Vice President
Laura B. Friend                               --                                 --
Director
Kirsten M. Fuller                       SunTrust Bank                         Officer
Vice President
Elena Fyodorova                               --                                 --
Vice President
Michelle Gallo                                --                                 --
Vice President
Mark D. Garfinkel                       SunTrust Bank                         Officer
Managing Director
Alan M. Gayle                                 --                                 --
Managing Director
Eunice Gillespie                        SunTrust Bank                      Vice President
Director
Frank P. Giove                                --                                 --
Vice President
Scott B. Goldberg                       SunTrust Bank                      Vice President
Vice President
George Goudelias                              --                                 --
Managing Director
Gregory E. Hallman                            --                                 --
Vice President
Neil L. Halpert                               --                                 --
Vice President
Melvin E. Hamilton                      SunTrust Bank                      Vice President

NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
Managing Director
Preston A. Hays                               --                                 --
Vice President
Michael Todd Hill                       SunTrust Bank                         Officer
Director
Michael J. Honsharuk                    SunTrust Bank                         Officer
Vice President
Debra M. Hooper                         SunTrust Bank                      Vice President
Vice President
Deborah A. Hopkins                            --                                 --
Vice President
David L. Hunt                                 --                                 --
Director
Christopher A. Jones                          --                                 --
Managing Director
Christine Y. Keefe                      SunTrust Bank                      Vice President
Director
Nathaniel J. King                             --                                 --
Vice President
Michael Kirkpatrick                           --                                 --
Vice President
Patrick W. Kirksey                            --                                 --
Vice President
James E. Kofron                         SunTrust Bank                         Officer
Director
Raymond A. Kramer                             --                                 --
Vice President
Kenneth Kresch                                --                                 --
Vice President
Deborah A. Lamb                      SunTrust Banks, Inc.                     Officer
Managing Director                       SunTrust Bank                         Officer
Wayne G. Larochelle                     SunTrust Bank                      Vice President
Managing Director
Gerard Leen                                   --                                 --
Vice President
Charles B. Leonard                      SunTrust Bank                         Officer
Managing Director
Carla Leslie                                  --                                 --
Managing Director
Biron O. Lim                                  --                                 --
Vice President
Walter L. Lindsay                             --                                 --
Managing Director
Tina Y. Long                                  --                                 --
Vice President
William J. Longan                       SunTrust Bank                         Officer
Vice President
J. Randy Loving                               --                                 --
Vice President
Scott F. Luxton                         SunTrust Bank                         Officer

NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
Vice President
Kimberly C. Maichle                     SunTrust Bank                         Officer
Director
James B. Mallory                        SunTrust Bank                      Vice President
Vice President
Jennifer Love Mann                      SunTrust Bank                      Vice President
Vice President
Jeffrey E. Markunas                     SunTrust Bank                         Officer
Managing Director
Patrick K. Mason                        SunTrust Bank                      Vice President
Vice President
Michael L. McEachern                          --                                 --
Managing Director
Andrew S. McGhee                              --                                 --
Managing Director
Steven McGinty                                --                                 --
Vice President
Evan B. Melcher                         SunTrust Bank                         Officer
Director
Thomas A. Meyers                              --                                 --
Managing Director
R. Douglas Mitchell                     SunTrust Bank                         Officer
Vice President
Don J. Moll                                   --                                 --
Vice President
Peter T. Montgomery                     SunTrust Bank                         Officer
Vice President
Sharon E. Moran                               --                                 --
Vice President
Elizabeth T. Morrison                   SunTrust Bank                         Officer
Vice President
Stephen J. Murrin                             --                                 --
Vice President
Blake E. Myton                          SunTrust Bank                         Officer
Vice President
Timothy James Nash                      SunTrust Bank                         Officer
Vice President
Robert H. Neinken                       SunTrust Bank                      Vice President
Managing Director
Harold F. Nelson                        SunTrust Bank                         Officer
Managing Director
Brian M. Nold                                 --                                 --
Vice President
Brian P. O'Connell                            --                                 --
Director
Thomas J. O'Neil                              --                                 --
Vice President
Cynthia A. Panebianco                         --                                 --
Vice President
Christopher J. Paolella                 SunTrust Bank                      Vice President

NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
Managing Director
Patrick A. Paparelli                 SunTrust Banks, Inc.                  Vice President
Managing Director                       SunTrust Bank                      Vice President
Sheri L. Paquette                       SunTrust Bank                         Officer
Director
Ty E. Parrish                           SunTrust Bank                      Vice President
Director
Ronnie G. Pennell                       SunTrust Bank                         Officer
Vice President
Elliott A. Perny                        SunTrust Bank                         Officer
Managing Director
Gregory S. Peters                             --                                 --
Vice President
James M. Phebus Jr.                     SunTrust Bank                         Officer
Director
Gregory L. Phillips                           --                                 --
Vice President
Gary A. Plourde                         SunTrust Bank                      Vice President
Managing Director
Sean D. Porrello                              --                                 --
Vice President
Raymond A. Prophater                          --                                 --
Vice President
Curtis A. Pryor                               --                                 --
Vice President
Joe E. Ransom                           SunTrust Bank                         Officer
Managing Director
Boyce G. Reid                           SunTrust Bank                          Officer
Vice President
David W. Reidy                                --                                 --
Vice President
Kristin Hildebrand Ribic                      --                                 --
Vice President
Mills A. Riddick                        SunTrust Bank                         Officer
Managing Director
Dina E. Romeo                                 --                                 --
Vice President
Josie C. Rosson                               --                                 --
Managing Director
Michael C. Sahakian                     SunTrust Bank                         Officer
Director
James L. Savage                         SunTrust Bank                         Officer
Director
Diane F. Schmidt                              --                                 --
Vice President
Marc H. Schneidau                       SunTrust Bank                         Officer
Managing Director
Ronald H. Schwartz                      SunTrust Bank                         Officer
Managing Director
Michael G. Sebesta                      SunTrust Bank                         Officer

NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
Managing Director
Dusty L. Self                           SunTrust Bank                         Officer
Vice President
Robert I. Sherman                             --                                 --
Managing Director
Julia R. Short                                --                                 --
Managing Director
Robin J. Shulman                              --                                 --
Managing Director
Atul Sibal                                    --                                 --
Vice President
Garrett P. Smith                        SunTrust Bank                         Officer
Managing Director
George D. Smith, Jr.                    SunTrust Bank                         Officer
Managing Director
Stephen Smith                                 --                                 --
Vice President
E. Dean Speer                           SunTrust Bank                         Officer
Director
Ellen E. Spong                          SunTrust Bank                      Vice President
Managing Director
Jeffrey P. St. Amand                          --                                 --
Director
Celia S. Stanley                              --                                 --
Vice President
John H. Stebbins                     SunTrust Banks, Inc.                  Vice President
Managing Director                       SunTrust Bank                      Vice President
Chad K. Stephens                        SunTrust Bank                         Officer
Vice President
Adam C. Stewart                               --                                 --
Vice President
Eric D. Storch                                --                                 --
Managing Director
E. Sonny Surkin                         SunTrust Bank                         Officer
Director
William F. Tarry                        SunTrust Bank                         Officer
Vice President
Parker W. Thomas Jr.                    SunTrust Bank                         Officer
Vice President
J. Maurice Thomas                       SunTrust Bank                      Vice President
Vice President
Merlin W. Tolstyk                             --                                 --
Vice President
Perry A. Troisi                               --                                 --
Managing Director
William A. Turner                             --                                 --
Director
Stuart F. Van Arsdale                   SunTrust Bank                         Officer
Managing Director
David Walley                            SunTrust Bank                         Officer

NAME                                NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
--------------------------   -----------------------------------   -----------------------------
Vice President
David M. Walrod                               --                                 --
Vice President
R. Casey Walsh                                --                                 --
Vice President
Francis P. Walsh                              --                                 --
Director
Joseph P. Walsh                         SunTrust Bank                      Vice President
Vice President
Angela V. Watterson                           --                                 --
Vice President
George M. Way                           SunTrust Bank                      Vice President
Vice President
Adrien D. Webb                                --                                 --
Managing Director
Gregory W. Webster                            --                                 --
Vice President
Darren C. Weems                               --                                 --
Vice President
Matthew H. Welden                             --                                 --
Vice President
Ellen Welsh                                   --                                 --
Managing Director
Elizabeth Wilson                              --                                 --
Managing Director
William L. Wilson, Jr.                  SunTrust Bank                         Officer
Director
Tom J. Winters                                --                                 --
Managing Director
Donald A. Wordell                       SunTrust Bank                         Officer
Director
Natalie A. Wright                             --                                 --
Vice President
Stephen M. Yarbrough                 SunTrust Banks, Inc.                  Vice President
Managing Director
Joseph P. Yarusinski                          --                                 --
Vice President
Steven M. Yates                         SunTrust Bank                         Officer
Managing Director
Jay A. Young                                  --                                 --
Vice President
Jonathan M.Yozzo                              --                                 --
Vice President
Scott Yuschak                                 --                                 --
Vice President
Sam J. Zona                                   --                                 --
Managing Director

Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle, Washington 98101.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                                        CONNECTION
NAME                        NAME OF OTHER COMPANY   WITH OTHER COMPANY
------------------------   ----------------------   ------------------
Brooke de Boutray          Rivendell Capital Inc.        Principal
Managing Director,
Portfolio Manager

Lisa Foley                 Rivendell Capital Inc.        Principal
Managing Director,
Investment Officer

Leslie Tubbs               Rivendell Capital Inc.        Principal
Managing Director,
Portfolio Manager and
Chief Compliance Officer

Jim Fasano                 Rivendell Capital Inc.        Principal
Managing Director,
Investment Officer

Herb Albin                 Rivendell Capital Inc.        Principal
Managing Director,
Investment Officer

Nancy A. Zevenbergen       Rivendell Capital Inc.        President
President and
Chief Investment Officer


ITEM 27. Principal Underwriters:

     (a) BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies (other than the Registrant):

American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Old Westbury Funds, Inc.
Pacific Capital Funds
STI Classic Variable Trust

USAllianz Variable Insurance Products Trust
Variable Insurance Funds
Vintage Mutual Funds, Inc.

     BISYS is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

     (b) Each director, officer or partner of the principal underwriter named in the answer to Item 19 of Part B is listed below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

NAME                     POSITION AND OFFICE WITH UNDERWRITER          POSITION AND OFFICE WITH REGISTRANT
----------------   -------------------------------------------------   -----------------------------------
Richard F. Froio                 President and Director                                None
Elliott Dobin                          Secretary                                       None
Bryan Bey          Vice President, Director and Assistant Compliance                   None
                                        Officer
James L. Smith       Vice President, Director and Chief Compliance        Anti-Money Laundering Officer
                                        Officer
Edward Pike               Financial and Operations Principal                           None

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

     SunTrust Bank
     303 Peachtree Street, N.E.
     Atlanta, GA 30308

     Brown Brothers Harriman & Co.
     40 Water Street
     Boston, MA 02109
     (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

     BISYS Fund Services, Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

     Trusco Capital Management, Inc.
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia 30303

     Trusco Capital Management, Inc.
     10 Mountain View Road
     Suite C-200
     Upper Saddle River, New Jersey 07458

     Zevenbergen Capital Investments LLC
     601 Union Street
     Seattle, Washington 98101

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 64 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio on the 30th day of May, 2006.


                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



/s/ F. Wendell Gooch*        Trustee                   May 30, 2006
--------------------------
F. Wendell Gooch


/s/ James O. Robbins*        Trustee                   May 30, 2006
--------------------------
James O. Robbins


/s/ Thomas Gallagher*        Trustee                   May 30, 2006
--------------------------
Thomas Gallagher


/s/ Richard W. Courts, II*   Trustee                   May 30, 2006
--------------------------
Richard W. Courts, II


/s/ Clarence H. Ridley*      Trustee                   May 30, 2006
--------------------------
Clarence H. Ridley


/s/ Warren Y. Jobe*          Trustee                   May 30, 2006
--------------------------
Warren Y. Jobe


/s/ Charles D. Winslow*      Trustee                   May 30, 2006
--------------------------
Charles D. Winslow


/s/ Sidney E. Harris*        Trustee                   May 30, 2006
--------------------------
Sidney E. Harris


/s/ Connie D. McDaniel*      Trustee                   May 30, 2006
--------------------------
Connie D. McDaniel


/s/ R. Jeffrey Young         President                 May 30, 2006
--------------------------
R. Jeffrey Young


/s/ Joel B. Engle            Treasurer &               May 30, 2006
--------------------------   Chief Financial Officer
Joel B. Engle

* By /s/ Cynthia Surprise
     ---------------------
     Cynthia Surprise, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 14th day of February, 2006.


/s/ Richard W. Courts, II               /s/ Thomas Gallagher
-------------------------------------   ----------------------------------------
Richard W. Courts, II, Trustee          Thomas Gallagher, Trustee


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow
-------------------------------------
Charles D. Winslow, Trustee

                                  EXHIBIT INDEX

EXHIBIT
 NUMBER   EXHIBIT
-------   -------
(d)(4)    Revised Schedule A dated February 14, 2006 to the Investment Advisory
          Agreement between the Registrant and Trusco Capital Management, Inc.
          dated June 15, 1993

(g)(6) Amended Schedule A dated February 14, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank

(h)(8)    Compliance Services Agreement among the Registrant, STI Classic
          Variable Trust and BISYS

(p)(4)    Code of Ethics for Zevenbergen Capital Investments LLC

(p)(5)    Code of Ethics for BISYS Fund Services Limited Partnership